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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         February 28, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Fund
ING Classic Index Plus Fund
ING Equity Income Fund
ING Fundamental Research
ING Growth Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 69.6%
		Aerospace/Defense: 2.5%
1,700	@, L	Armor Holdings, Inc.	$99,841
17,425		Boeing Co.	1,266,623
6,400		General Dynamics Corp.	788,928
2,088		Kaman Corp.	47,418
11,050		Lockheed Martin Corp.	805,214
15,995		Raytheon Co.	694,183
2,145	@	Teledyne Technologies, Inc.	71,064
22,100		United Technologies Corp.	1,292,850
			5,066,121
		Agriculture: 1.2%
18,710		Altria Group, Inc.	1,345,249
22,400		Archer-Daniels-Midland Co.	710,528
1,209	@, I	North Atlantic Trading Co.	1
3,800		Reynolds America, Inc.	403,370
			2,459,148
		Airlines: 0.1%
2,647	@, L	Mesa Air Group, Inc.	30,229
3,207	L	Skywest, Inc.	92,907
			123,136
		Apparel: 0.8%
15,500	@	Coach, Inc.	553,660
2,470	@	Gymboree Corp.	56,464
1,960	L	K-Swiss, Inc.	57,193
7,100		Nike, Inc.	616,138
600	L	Phillips-Van Heusen	21,300
3,760		Polo Ralph Lauren Corp.	217,930
1,990	@, L	Quiksilver, Inc.	28,855
			1,551,540
		Auto Manufacturers: 0.3%
70,400	L	Ford Motor Co.	561,088
1,324	L	Oshkosh Truck Corp.	75,111
			636,199
		Auto Parts & Equipment: 0.1%
8,600	@, L	Goodyear Tire & Rubber Co.	123,238
			123,238
		Banks: 3.4%
6,220		AmSouth Bancorp	172,605
41,690		Bank of America Corp.	1,911,487
3,500		Bank of Hawaii Corp.	186,900
2,045	L	Central Pacific Financial Corp.	75,665
2,890		Chittenden Corp.	83,203
7,400		Comerica, Inc.	424,168
1,001		East-West Bancorp, Inc.	37,728
3,730	L	Fremont General Corp.	88,476
1,650		Irwin Financial Corp.	33,066
10,779		Keycorp	401,733

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
10,499		PNC Financial Services Group, Inc.	$738,605
885	L	South Financial Group, Inc.	23,284
3,600		Sterling Bancshares, Inc.	64,152
2,800	L	Umpqua Holdings Corp.	75,404
16,295		US BanCorp.	503,678
13,925		Wachovia Corp.	780,775
14,960		Wells Fargo & Co.	960,432
1,130		Whitney Holding Corp.	38,680
4,563		Wilmington Trust Corp.	195,342
			6,795,383
		Beverages: 1.8%
38,875		Coca-Cola Co.	1,631,584
6,300		Pepsi Bottling Group, Inc.	184,968
5,700		PepsiAmericas, Inc.	136,344
29,890		PepsiCo, Inc.	1,766,798
			3,719,694
		Biotechnology: 0.5%
11,095	@	Amgen, Inc.	837,562
3,100	@, L	Invitrogen Corp.	219,883
			1,057,445
		Building Materials: 0.2%
1,260	@, L	Drew Industries, Inc.	40,887
2,105		Florida Rock Industries, Inc.	121,269
2,600		Martin Marietta Materials, Inc.	253,500
1,130	L	Universal Forest Products, Inc.	69,868
			485,524
		Chemicals: 0.9%
9,560		Dow Chemical Co.	411,367
206	L	EI Du Pont de Nemours & Co.	8,289
4,600		Lubrizol Corp.	198,996
11,014		Lyondell Chemical Co.	230,413
820		Penford Corp.	13,018
8,275		PPG Industries, Inc.	501,713
6,500		Rohm & Haas Co.	323,375
2,400		Schulman A, Inc.	56,232
			1,743,403
		Coal: 0.2%
1,790	L	Massey Energy Co.	66,588
5,380		Peabody Energy Corp.	259,693
			326,281
		Commercial Services: 0.9%
6,700		Adesa, Inc.	167,500
1,640		Administaff, Inc.	77,818
1,005	@, L	Consolidated Graphics, Inc.	51,325
430		CPI Corp.	7,547
5,015	@	Education Management Corp.	188,564
6,725		Equifax, Inc.	246,404
4,400	@	Korn/Ferry Intl.	92,620
11,800		McKesson Corp.	638,734
3,000		Pharmaceutical Product Development, Inc.	208,770
855		Pre-Paid Legal Services, Inc.	30,874
3,100		Rollins, Inc.	60,047
5,400	@	Spherion Corp.	53,892
830	@, L	Vertrue, Inc.	36,570
			1,860,665

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
		Computers: 3.3%
2,790		Agilysys, Inc.	$39,869
7,600	@, L	Apple Computer, Inc.	520,904
545	@, L	CACI International, Inc.	32,847
5,077	@, L	Cadence Design Systems, Inc.	90,117
2,475	@	Cognizant Technology Solutions Corp.	142,585
21,125	@	Dell, Inc.	612,625
3,290	@, L	DST Systems, Inc.	184,997
570		Factset Research Systems, Inc.	22,316
52,650		Hewlett-Packard Co.	1,727,447
2,720		Imation Corp.	119,272
26,010		International Business Machines Corp.	2,087,042
1,800	@, L	Komag, Inc.	84,312
2,510	@	Manhattan Associates, Inc.	52,886
2,041	@, L	Micros Systems, Inc.	88,355
1,660		MTS Systems Corp.	65,603
4,100		Reynolds & Reynolds Co.	113,570
6,260	@, L	Sandisk Corp.	377,728
7,970	@	Synopsys, Inc.	174,304
9,890	@, L	Western Digital Corp.	220,053
			6,756,832
		Cosmetics/Personal Care: 1.4%
48,627		Procter & Gamble Co.	2,914,216
			2,914,216
		Distribution/Wholesale: 0.3%
2,795	@, L	Brightpoint, Inc.	79,071
967	L	Building Materials Holding Corp.	65,079
2,925		Genuine Parts Co.	130,221
1,250		Hughes Supply, Inc.	57,813
3,000	@	LKQ Corp.	66,060
915		SCP Pool Corp.	39,775
1,800	@, L	United Stationers, Inc.	89,100
			527,119
		Diversified Financial Services: 4.3%
11,175		American Express Co.	602,109
8,000	@, L	AmeriCredit Corp.	236,000
9,000		CIT Group, Inc.	483,930
45,405		Citigroup, Inc.	2,105,430
4,050		Goldman Sachs Group, Inc.	572,225
800	@	Investment Technology Group, Inc.	36,384
31,400		JPMorgan Chase & Co.	1,291,796
2,502		Legg Mason, Inc.	326,736
7,000		Lehman Brothers Holdings, Inc.	1,021,650
8,255		Merrill Lynch & Co., Inc.	637,369
22,240		Morgan Stanley	1,326,838
1,260	@, L	Portfolio Recovery Associates, Inc.	61,627
			8,702,094
		Electric: 1.5%
13,778		American Electric Power Co., Inc.	502,897
7,700		Black Hills Corp.	266,189
3,600		Dominion Resources, Inc.	270,360
9,700	L	Duke Energy Corp.	275,480
8,800		Pepco Holdings, Inc.	209,176
5,280		SCANA Corp.	215,318

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
1,993	L	Southern Co.	$67,822
19,100		TXU Corp.	1,000,649
5,400		Wisconsin Energy Corp.	220,698
			3,028,589
		Electrical Components & Equipment: 0.1%
3,005		Emerson Electric Co.	245,839
1,940	@	Greatbatch, Inc.	42,893
			288,732
		Electronics: 0.9%
16,900	@	Agilent Technologies, Inc.	608,400
5,891	@	Arrow Electronics, Inc.	204,948
1,100		Bel Fuse, Inc.	36,421
860	L	Brady Corp.	31,803
2,215	@, L	Coherent, Inc.	71,899
1,890	@, L	Cymer, Inc.	85,012
1,265	@, L	Flir Systems, Inc.	32,688
8,600	@	Jabil Circuit, Inc.	325,510
1,300	@, L	Planar Systems, Inc.	20,202
3,800	@	Plexus Corp.	127,528
1,400	@	SBS Technologies, Inc.	15,526
985	@, L	Trimble Navigation Ltd.	40,296
3,079	@, L	Varian, Inc.	122,852
			1,723,085
		Engineering & Construction: 0.3%
3,900		Fluor Corp.	336,570
1,200		Jacobs Engineering Group, Inc.	102,888
1,410	@, L	Shaw Group, Inc.	47,024
810	@, L	URS Corp.	35,308
			521,790
		Entertainment: 0.0%
2,600		GTECH Holdings Corp.	86,788
			86,788
		Environmental Control: 0.0%
2,575		Republic Services, Inc.	100,090
			100,090
		Food: 0.9%
1,315		Corn Products International, Inc.	35,452
2,810	@	Dean Foods Co.	105,291
970	L	Flowers Foods, Inc.	26,675
13,525		General Mills, Inc.	666,106
5,275		Hormel Foods Corp.	181,618
1,240		J&J Snack Foods Corp.	42,098
2,530	@	Performance Food Group Co.	74,306
20,200		Safeway, Inc.	491,062
7,007		Supervalu, Inc.	221,421
			1,844,029
		Forest Products & Paper: 0.1%
5,500	L	Louisiana-Pacific Corp.	156,365
1,367		Temple-Inland, Inc.	58,330
			214,695
		Gas: 0.5%
1,720		Energen Corp.	61,456

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
2,200		New Jersey Resources Corp.	$99,000
3,300	L	Nicor, Inc.	141,669
13,462		Sempra Energy	644,022
6,290		UGI Corp.	141,211
			1,087,358
		Hand/Machine Tools: 0.1%
3,300	L	Black & Decker Corp.	282,414
			282,414
		Healthcare - Products: 1.7%
3,560		Beckman Coulter, Inc.	192,062
6,900	@, L	Cytyc Corp.	198,927
4,277		Dentsply International, Inc.	243,746
2,136	@, L	Hologic, Inc.	102,165
558	@, L	Idexx Laboratories, Inc.	43,848
26,715		Johnson & Johnson	1,540,120
10,885		Medtronic, Inc.	587,246
1,600	@	Osteotech, Inc.	7,312
1,270	@	Resmed, Inc.	51,549
3,192	@	Respironics, Inc.	116,061
5,600		Steris Corp.	138,712
2,590	L	Varian Medical Systems, Inc.	149,909
518		Vital Signs, Inc.	26,449
			3,398,106
		Healthcare - Services: 2.7%
16,900		Aetna, Inc.	861,900
8,000	@	Coventry Health Care, Inc.	476,960
5,620	@	Health Net, Inc.	269,479
2,000	@, L	Healthways, Inc.	87,100
8,025	@	Humana, Inc.	414,652
5,480	@, L	Lincare Holdings, Inc.	224,132
2,923	@, L	Odyssey HealthCare, Inc.	55,011
1,140	@	Pediatrix Medical Group, Inc.	107,593
2,520	@, L	Sierra Health Services	105,059
800	@	United Surgical Partners International, Inc.	28,120
26,250		UnitedHealth Group, Inc.	1,528,538
3,600		Universal Health Services, Inc.	180,828
15,000	@	WellPoint, Inc.	1,151,850
			5,491,222
		Home Builders: 0.1%
125	@, L	NVR, Inc.	94,125
1,230	L	Standard-Pacific Corp.	40,406
			134,531
		Home Furnishings: 0.1%
1,663	@, L	Audiovox Corp.	21,237
600	L	Ethan Allen Interiors, Inc.	24,426
5,200	L	Furniture Brands International, Inc.	128,544
			174,207
		Household Products/Wares: 0.1%
6,420		American Greetings	134,692
1,270		CNS, Inc.	26,403
5,220	@	Playtex Products, Inc.	54,810
			215,905

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
		Housewares: 0.1%
2,210	L	Toro Co.	$101,947
			101,947
		Insurance: 4.3%
3,995	L	American Financial Group, Inc.	165,393
23,255		American International Group, Inc.	1,543,202
2,930	L	AmerUs Group Co.	176,533
14,200		AON Corp.	562,462
7,150		Chubb Corp.	684,613
1,335	@@	Everest Re Group Ltd.	132,218
3,591		Fidelity National Financial, Inc.	135,596
5,340		First American Corp.	225,134
6,700		HCC Insurance Holdings, Inc.	215,673
1,660		Infinity Property & Casualty Corp.	65,836
1,125		Landamerica Financial Group, Inc.	75,038
7,770	L	Lincoln National Corp.	441,103
19,700		Metlife, Inc.	987,364
4,738		Old Republic International Corp.	100,872
975	@, L	Philadelphia Consolidated Holding Co.	104,325
12,020		Principal Financial Group	585,614
13,014	L	Prudential Financial, Inc.	1,002,599
4,550		Radian Group, Inc.	258,213
1,380	L	RLI Corp.	72,754
5,511		Safeco Corp.	283,872
1,550		Selective Insurance Group	84,041
3,700		Stancorp Financial Group, Inc.	200,170
1,274	L	Stewart Information Services Corp.	59,814
2,105		UICI	77,232
5,810		WR Berkley Corp.	336,341
1,857		Zenith National Insurance Corp.	95,636
			8,671,648
		Internet: 0.5%
13,200	@, L	Amazon.com, Inc.	494,868
1,630	@, L	Checkfree Corp.	80,620
2,400	@	Infospace, Inc.	57,864
2,900	@, L	Internet Security Systems	67,599
8,710	@, L	McAfee, Inc.	202,595
420	@, L	Websense, Inc.	25,960
			929,506
		Iron/Steel: 0.4%
410	L	Cleveland-Cliffs, Inc.	35,281
6,900	L	Nucor Corp.	593,745
1,340		Reliance Steel & Aluminum Co.	110,403
1,000		Steel Technologies, Inc.	27,590
			767,019
		Leisure Time: 0.2%
4,200		Carnival Corp.	216,930
2,950		Harley-Davidson, Inc.	154,905
2,339	@, L	Multimedia Games, Inc.	24,770
690	L	Polaris Industries, Inc.	34,535
			431,140
		Machinery - Construction & Mining: 0.1%
2,260		JLG Industries, Inc.	133,317
2,545		Joy Global, Inc.	131,220
			264,537

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
		Machinery - Diversified: 0.3%
2,090		Albany International Corp.	$77,685
1,685		Applied Industrial Technologies, Inc.	72,084
970		Briggs & Stratton Corp.	34,416
2,870		Cognex Corp.	78,954
972		IDEX Corp.	45,927
1,000	L	Lindsay Manufacturing Co.	24,500
500		Manitowoc Co.	38,535
3,000		Nordson Corp.	149,760
			521,861
		Media: 1.3%
12,500	L	McGraw-Hill Cos, Inc.	663,625
20,600		News Corp., Inc.	335,368
40,130		Time Warner, Inc.	694,650
7,195	@	Viacom, Inc.	287,512
16,600		Walt Disney Co.	464,634
125		Washington Post	94,031
			2,539,820
		Metal Fabricate/Hardware: 0.3%
860		AM Castle & Co.	24,355
2,650		Commercial Metals Co.	120,019
1,970	L	Kaydon Corp.	70,920
6,190		Precision Castparts Corp.	328,318
1,409		Quanex Corp.	87,457
1,420	L	Valmont Industries, Inc.	51,645
			682,714
		Mining: 0.2%
8,300		Freeport-McMoRan Copper & Gold, Inc.	420,229
			420,229
		Miscellaneous Manufacturing: 2.3%
6,800		3M Co.	500,412
2,400	L	Acuity Brands, Inc.	94,776
1,460	L	AO Smith Corp.	67,598
1,807		Aptargroup, Inc.	95,861
4,100		Crane Co.	157,809
4,765		Danaher Corp.	288,664
1,830	@, L	EnPro Industries, Inc.	59,969
94,765		General Electric Co.	3,114,926
1,560		Roper Industries, Inc.	70,309
2,906		Teleflex, Inc.	187,873
			4,638,197
		Office Furnishings: 0.1%
5,409		Herman Miller, Inc.	163,298
			163,298
		Oil & Gas: 6.5%
10,325		Burlington Resources, Inc.	931,109
36,662		ChevronTexaco Corp.	2,070,670
4,295	L	Cimarex Energy Co.	183,225
26,350	L	ConocoPhillips	1,606,296
13,500		Devon Energy Corp.	791,505
78,560		Exxon Mobil Corp.	4,664,093
3,440		Frontier Oil Corp.	159,100
3,070		Helmerich & Payne, Inc.	201,914

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
5,100		Kerr-McGee Corp.	$498,270
8,060		Noble Energy, Inc.	338,842
3,880		Pogo Producing Co.	193,457
6,150		Sunoco, Inc.	455,715
2,380	@	Swift Energy Co.	92,249
1,060	@	Unit Corp.	56,360
17,000		Valero Energy Corp.	914,430
			13,157,235
		Oil & Gas Services: 0.6%
1,800	@, L	Cal Dive International, Inc.	63,378
6,080	@	Cooper Cameron Corp.	246,240
5,260		Schlumberger Ltd.	604,900
3,930		Tidewater, Inc.	205,343
			1,119,861
		Packaging & Containers: 0.1%
1,832		Ball Corp.	78,043
6,300		Sonoco Products Co.	206,136
			284,179
		Pharmaceuticals: 3.5%
13,900		Abbott Laboratories	614,102
2,530	L	Alpharma, Inc.	76,533
10,300	L	AmerisourceBergen Corp.	473,697
12,200		Cardinal Health, Inc.	885,720
6,200	@, L	Express Scripts, Inc.	541,074
7,200	@	Hospira, Inc.	285,840
12,500	@	King Pharmaceuticals, Inc.	203,125
3,000	L	Medicis Pharmaceutical	85,320
42,900		Merck & Co., Inc.	1,495,494
2,370		Omnicare, Inc.	144,215
66,075		Pfizer, Inc.	1,730,504
2,100	@, L	Sepracor, Inc.	120,351
2,930	@	Theragenics Corp.	9,903
9,200		Wyeth	458,160
			7,124,038
		Pipelines: 0.1%
4,010		Questar Corp.	293,733
			293,733
		Real Estate Investment Trust: 0.3%
4,800		AMB Property Corp.	257,520
2,290		Developers Diversified Realty Corp.	114,935
410	L	Essex Property Trust, Inc.	40,857
540	L	Kilroy Realty Corp.	40,403
1,400	L	Macerich Co.	100,870
1,000		New Century Financial Corp.	38,750
			593,335
		Retail: 6.3%
1,865		Abercrombie & Fitch Co.	125,552
2,270		Advance Auto Parts	93,865
8,180	L	American Eagle Outfitters	208,099
5,200	@	AnnTaylor Stores Corp.	188,760
4,060		Barnes & Noble, Inc.	174,864
13,075		Best Buy Co., Inc.	704,220
1,300		Brown Shoe Co., Inc.	62,010
1,270		Burlington Coat Factory Warehouse Corp.	57,201

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
3,168	L	Casey’s General Stores, Inc.	$83,097
2,000	@, L	CEC Entertainment, Inc.	65,120
7,900	@, L	Chico’s FAS, Inc.	371,695
1,417	@, L	Childrens Place	66,131
2,800		Christopher & Banks Corp.	61,404
7,600		Circuit City Stores, Inc.	182,628
6,495		Claire’s Stores, Inc.	208,100
6,050	L	Darden Restaurants, Inc.	253,737
7,200	@	Dollar Tree Stores, Inc.	197,424
1,450	@, L	Dress Barn, Inc.	62,611
24,700		Gap, Inc./The	457,938
2,291	@, L	Hibbett Sporting Goods, Inc.	73,495
37,460		Home Depot, Inc.	1,578,939
1,260	L	IHOP Corp.	64,134
600	@, L	Jack in the Box, Inc.	24,000
9,725		JC Penney Co., Inc.	570,274
1,400	L	Landry’s Restaurants, Inc.	43,218
1,920	L	Longs Drug Stores Corp.	73,670
16,950		Lowe’s Cos., Inc.	1,155,651
28,800		McDonald’s Corp.	1,005,408
2,770		Men’s Wearhouse, Inc.	86,756
2,810		Michaels Stores, Inc.	90,201
1,560		Nordstrom, Inc.	59,280
6,760	@	O’Reilly Automotive, Inc.	221,187
1,440	@, L	Panera Bread Co.	102,038
1,814	@, L	Papa John’s International, Inc.	59,681
6,230	@, L	Payless Shoesource, Inc.	147,651
500	@, L	PF Chang’s China Bistro, Inc.	24,170
2,100	@	Rare Hospitality International, Inc.	67,200
8,400		Ross Stores, Inc.	237,888
2,107	@, L	Select Comfort Corp.	77,011
2,341		Sonic Automotive, Inc.	62,013
1,055	@, L	Sonic Corp.	33,349
26,700		Staples, Inc.	655,218
7,000	@	Starbucks Corp.	254,240
7,525		Target Corp.	409,360
2,195	@	Too, Inc.	66,794
550	@, L	Tractor Supply Co.	34,749
22,420		Wal-Mart Stores, Inc.	1,016,971
4,900		Wendy’s International, Inc.	283,710
2,410	@, L	Williams-Sonoma, Inc.	97,581
10,144		Yum! Brands, Inc.	483,869
			12,784,162
		Savings & Loans: 0.1%
1,300	L	Downey Financial Corp.	82,615
6,900		Washington Federal, Inc.	163,254
			245,869
		Semiconductors: 2.2%
2,250	@, L	DSP Group, Inc.	60,525
3,190	@	Exar Corp.	39,716
18,500	@	Freescale Semiconductor, Inc.	500,240
55,184		Intel Corp.	1,136,790
2,800		Intersil Corp.	79,352
5,610	@, L	Lam Research Corp.	241,791
7,500	@	MEMC Electronic Materials, Inc.	251,175
5,860	@	Micrel, Inc.	81,864
8,160	L	Microchip Technology, Inc.	287,232

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
1,130	@, L	Microsemi Corp.	$34,748
17,000		National Semiconductor Corp.	476,850
2,360	@	Pericom Semiconductor Corp.	21,264
2,980	@, L	Silicon Laboratories, Inc.	142,980
37,050		Texas Instruments, Inc.	1,105,943
685	@, L	Varian Semiconductor Equipment Associates, Inc.	32,305
			4,492,775
		Software: 3.2%
1,420	@, L	Advent Software, Inc.	39,476
535	@, L	Ansys, Inc.	25,370
10,300		Autodesk, Inc.	387,795
1,969		Automatic Data Processing, Inc.	90,948
11,200	@	BMC Software, Inc.	244,944
1,120	@, L	Cerner Corp.	46,626
8,700	@	Citrix Systems, Inc.	281,532
19,150	@	Compuware Corp.	157,222
3,646	@	D&B Corp.	265,210
2,677	@	Filenet Corp.	68,906
2,760		Global Payments, Inc.	143,686
3,035	@	Hyperion Solutions Corp.	101,824
7,900	@, L	Intuit, Inc.	383,782
127,590		Microsoft Corp.	3,432,171
5,400		MoneyGram International, Inc.	154,818
19,800	@, L	Novell, Inc.	188,298
1,395	@	Oracle Corp.	17,326
2,392	@, L	Serena Software, Inc.	57,169
1,421	@	SPSS, Inc.	46,381
6,310	@, L	Sybase, Inc.	134,592
3,310	@	Transaction Systems Architects, Inc.	110,422
			6,378,498
		Telecommunications: 3.7%
4,800		Adtran, Inc.	132,096
560	L	Anixter International, Inc.	25,620
48,754		AT&T, Inc.	1,345,123
53,400		BellSouth Corp.	1,686,372
102,975	@	Cisco Systems, Inc.	2,084,214
515	L	Commonwealth Telephone Enterprises, Inc.	16,624
5,593		Harris Corp.	255,488
55,550		Motorola, Inc.	1,188,770
14,700		Qualcomm, Inc.	693,987
960		Telephone & Data Systems, Inc.	35,904
1,140	@	Tollgrade Communications, Inc.	16,245
			7,480,443
		Textiles: 0.0%
200	@, L	Mohawk Industries, Inc.	17,302
			17,302
		Toys/Games/Hobbies: 0.1%
8,094		Hasbro, Inc.	164,227
			164,227
		Transportation: 1.5%
1,670		Arkansas Best Corp.	69,405
7,880		CH Robinson Worldwide, Inc.	353,182
3,600		CNF, Inc.	180,648
9,700		CSX Corp.	537,186

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.6% (continued)
2,000	@	EGL, Inc.	$80,900
2,200	L	Expeditors International Washington, Inc.	171,138
2,657		Landstar System, Inc.	123,790
14,223		Norfolk Southern Corp.	727,933
2,675		Overseas Shipholding Group	135,275
9,900		United Parcel Service, Inc.	739,629
			3,119,086
		Total Common Stock
		(Cost $124,811,910)	140,826,238
PREFERRED STOCK: 0.9%
		Banks: 0.2%
32		DG Funding Trust	343,600
			343,600
		Diversified Financial Services: 0.2%
9,000	C	Merrill Lynch & Co., Inc.	236,070
3,625	C	National Rural Utilities Cooperative Finance Corp.	87,290
			323,360
		Insurance: 0.3%
12,746	@@	Aegon NV	323,677
10,200	C	Metlife, Inc.	265,914
			589,591
		Real Estate Investment Trust: 0.1%
8,000	C	Duke Realty Corp.	202,560
			202,560
		Telecommunications: 0.1%
105	@@, #	Centaur Funding Corp.	132,923
			132,923
		Total Preferred Stock
		(Cost $1,575,575)	1,592,034
WARRANTS: 0.0%
		Building Materials: 0.0%
400	#, I	Dayton Superior Corp.	4
			4
		Total Warrants
		(Cost $7,446)	4

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.8%
		Aerospace/Defense: 0.1%
$120,000		Northrop Grumman Corp., 7.000%, due 03/01/06	$120,007
80,000		Northrop Grumman Corp., 7.625%, due 03/15/06	80,055
			200,062
		Airlines: 0.0%
38,069		Continental Airlines, Inc., 8.312%, due 04/02/11	36,489
40,110	L	United Airlines, Inc., 6.602%, due 09/01/13	40,156
			76,645

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.8% (continued)
		Auto Manufacturers: 0.0%
63,000	L	General Motors Corp., 8.375%, due 07/15/33	$44,730
			44,730
		Banks: 1.7%
180,000	@@, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	155,276
100,000	@@, #	Banco do Brasil Cayman, 7.950%, due 12/31/49	101,500
137,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	137,310
145,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	159,956
60,000	@@	Bank of Ireland, 4.750%, due 12/29/49	52,394
70,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	58,759
30,000	@@	Bank of Scotland, 4.813%, due 11/30/49	25,950
17,000	S	BankAmerica Capital II, 8.000%, due 12/15/26	17,969
73,000	@@, L	Barclays Bank PLC, 6.278%, due 12/15/49	74,096
30,000	@@	BNP Paribas, 4.272%, due 09/29/49	25,778
56,000		Chase Capital I, 7.670%, due 12/01/26	58,885
116,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	112,634
79,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	77,121
66,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	67,740
90,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	75,825
110,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	135,229
60,000	S, #	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	63,162
96,000	@@	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	94,543
255,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	252,206
180,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	151,200
110,000	@@	HSBC Bank PLC, 4.940%, due 06/29/49	94,600
100,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	85,957
122,000		M&T Bank Corp., 3.850%, due 04/01/13	118,871
97,000	S	Mellon Capital I, 7.720%, due 12/01/26	102,202
85,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	91,426
70,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	60,199
63,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	61,014
230,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	197,538
70,000	@@	Societe Generale, 4.656%, due 11/29/49	60,405
270,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	220,725
190,000	@@	Standard Chartered PLC, 5.125%, due 07/29/49	154,850
126,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	131,913
275,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	273,739
70,000	@@	Westpac Banking Corp., 4.369%, due 09/30/49	59,345
			3,610,317
		Beverages: 0.1%
125,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	147,063
73,000	@@, S	Diageo Capital PLC, 4.691%, due 04/20/07	73,066
			220,129
		Building Materials: 0.1%
130,000		Masco Corp., 6.750%, due 03/15/06	130,090
			130,090
		Chemicals: 0.2%
110,000		Dow Chemical Co., 8.625%, due 04/01/06	110,290
34,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	34,362
40,000		Stauffer Chemical, 5.510%, due 04/15/10	32,058
100,000		Stauffer Chemical, 7.830%, due 04/15/17	53,071
242,000		Union Carbide Corp., 7.750%, due 10/01/96	265,044
			494,825

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.8% (continued)
		Commercial Services: 0.1%
238,000		Tulane University of Louisiana, 5.549%, due 11/15/12	$239,190
			239,190
		Diversified Financial Services: 3.0%
95,000	@@, #, I	Alpine III, 10.750%, due 08/16/14	97,672
36,000	@@, #,I, S	Alpine III, 5.290%, due 08/16/14	36,096
36,000	@@, #,I, S	Alpine III, 5.700%, due 08/16/14	36,105
55,000	@@, #,I, S	Alpine III, 7.500%, due 08/16/14	55,290
45,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	44,012
63,335	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	64,533
100,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	102,186
100,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	102,315
309,000	#, S	Astoria Depositor Corp., 8.144%, due 05/01/21	327,501
284,013	@@, #, S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	283,303
199,000	@@, #	BTM Curacao Holdings NV, 4.760%, due 07/21/15	193,880
122,000		Citigroup Capital II, 7.750%, due 12/01/36	127,911
185,000	#, S	Corestates Capital Trust I, 8.000%, due 12/15/26	195,063
470,000		Countrywide Financial Corp., 4.720%, due 04/11/07	470,435
253,000	#	Farmer Mac Guaranteed Notes Trust 2006-1, 4.875%, due 01/14/11	250,333
70,000	@@	Financiere CSFB NV, 4.688%, due 03/29/49	58,100
111,000		Fund American Cos, Inc., 5.875%, due 05/15/13	110,806
293,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	261,390
333,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	298,829
115,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	155,101
47,000		International Lease Finance Corp., 5.000%, due 04/15/10	46,475
99,000	S	JPM Capital Trust I, 7.540%, due 01/15/27	104,030
108,000	S	JPM Capital Trust II, 7.950%, due 02/01/27	114,397
235,000	#, S	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	231,131
200,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	194,702
78,000	@@	Paribas, 4.625%, due 12/31/49	67,858
76,000	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	74,990
104,000	@@, #	Petroleum Export Ltd./Cayman SPV, 5.265%, due 06/15/11	102,293
210,043	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	207,770
257,000	#	Piper Jaffray Equipment Trust Securities, 7.000%, due 09/10/13	249,933
127,000		Residential Capital Corp., 6.375%, due 06/30/10	128,353
130,000		Residential Capital Corp., 6.875%, due 06/30/15	136,645
119,000		Southern Star Central Corp., 8.500%, due 08/01/10	127,628
100,000,000	@@, (1)	Takefuji Corp., 1.000%, due 03/01/34	462,853
793,617	#	Toll Road Investment, 0.000%, due 02/15/45	97,487
139,146	#, L	TRAINS, 7.651%, due 06/15/15	143,030
100,000	#	Twin Reefs Pass-Through Trust, 5.698%, due 12/10/49	100,006
131,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	141,690
			6,002,132
		Electric: 1.0%
177,675	S	CE Generation LLC, 7.416%, due 12/15/18	189,233
262,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	308,056
154,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	149,039
114,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	119,362
183,000		FirstEnergy Corp., 7.375%, due 11/15/31	214,071
99,438	#	Juniper Generation, 6.790%, due 12/31/14	96,249
97,000	@@, +, S	Korea Electric Power Corp., 0.570%, due 04/01/96	58,321
106,000	#	Mirant North America LLC, 7.375%, due 12/31/13	109,313
86,000	#, S	Nevada Power Co., 5.950%, due 03/15/16	86,834
120,000		NorthWestern Corp., 5.875%, due 11/01/14	121,219
97,000	S	Potomac Edison Co., 5.000%, due 11/01/06	97,016
64,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	64,595

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.8% (continued)
30,538		PPL Montana LLC, 8.903%, due 07/02/20	$34,226
34,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	34,850
164,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	173,911
43,579	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	44,687
			1,900,982
		Food: 0.1%
39,000		Delhaize America, Inc., 8.050%, due 04/15/27	42,065
50,000	L, S	Delhaize America, Inc., 8.125%, due 04/15/11	54,590
			96,655
		Foreign Government Bonds: 0.2%
500,000	@@	KAUP BANK, 6.600%, due 12/28/15	496,331
			496,331
		Forest Products & Paper: 0.0%
85,000	S	Georgia-Pacific Corp., 7.250%, due 06/01/28	79,263
			79,263
		Healthcare - Services: 0.0%
95,000		WellPoint, Inc., 5.250%, due 01/15/16	93,877
			93,877
		Home Builders: 0.0%
9,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	9,315
			9,315
		Household Products/Wares: 0.0%
1,000	L	Spectrum Brands, Inc., 7.375%, due 02/01/15	868
			868
		Insurance: 0.3%
144,000	@@	Aegon NV, 5.021%, due 12/31/49	128,160
158,000	L	AON Capital Trust, 8.205%, due 01/01/27	188,444
208,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	223,420
			540,024
		Media: 0.2%
75,000	L	Comcast Corp., 5.650%, due 06/15/35	68,867
31,000		Cox Communications, Inc., 6.850%, due 01/15/18	32,105
194,000	#, L	News America, Inc., 6.400%, due 12/15/35	195,868
100,000		Time Warner, Inc., 6.125%, due 04/15/06	100,120
			396,960
		Oil & Gas: 0.4%
80,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	75,954
53,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	56,571
97,000	@@, S	Husky Oil Co., 8.900%, due 08/15/28	103,457
45,000	@@, L	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	44,989
48,000	@@, #	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	47,988
173,000	@@, #, S	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	178,623
57,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	59,551
141,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	137,515
114,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	114,998
			819,646
		Pharmaceuticals: 0.1%
125,000		AmerisourceBergen Corp., 5.625%, due 09/15/12	124,973
41,000	#	AmerisourceBergen Corp., 5.875%, due 09/15/15	41,465
			166,438

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.8% (continued)
		Pipelines: 0.2%
329,000	#, S	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	$325,710
115,000	#	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	114,382
			440,092
		Real Estate: 0.1%
111,000		EOP Operating LP, 7.750%, due 11/15/07	115,272
			115,272
		Real Estate Investment Trust: 0.2%
21,000		Liberty Property LP, 6.375%, due 08/15/12	21,898
106,000		Liberty Property LP, 7.750%, due 04/15/09	113,092
94,000	L	Simon Property Group LP, 4.875%, due 03/18/10	92,460
147,000		Simon Property Group LP, 6.375%, due 11/15/07	149,641
			377,091
		Retail: 0.2%
317,000		JC Penney Corp., Inc., 7.625%, due 03/01/97	345,926
125,000		May Department Stores Co., 3.950%, due 07/15/07	122,559
			468,485
		Savings & Loans: 0.1%
89,000		Great Western Financial, 8.206%, due 02/01/27	94,499
			94,499
		Telecommunications: 0.3%
77,000		AT&T Corp., 9.750%, due 11/15/31	96,640
103,000		BellSouth Corp., 4.200%, due 09/15/09	99,693
190,000		SBC Communications, Inc., 5.750%, due 05/02/06	190,199
200,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	189,479
500,000	I	WinStar Communications, Inc., 12.750%, due 04/15/10	50
			576,061
		Transportation: 0.1%
204,000	L	BNSF Funding Trust I, 6.613%, due 12/15/55	215,087
81,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	80,495
			295,582
		Total Corporate Bonds/Notes
		(Cost $18,377,830)	17,985,561
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.7%
		Federal Government Loan Mortgage Corporation: 0.1%
82,000	W	5.500%, due 03/01/34	81,308
62,552		6.000%, due 04/01/14	63,613
6,630		6.500%, due 11/01/28	6,814
122,733		6.500%, due 12/01/31	125,876
			277,611
		Federal Home Loan Bank: 0.4%
605,000	L	3.250%, due 12/17/07	588,151
300,000		4.850%, due 02/06/08	299,833
			887,984
		Federal Home Loan Mortgage Corporation: 1.6%
299,000		3.875%, due 06/15/08	292,480
292,000	L	4.000%, due 08/17/07	288,304

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.7% (continued)
586,000		4.375%, due 11/16/07	$580,994
370,000	S	4.500%, due 02/15/20	347,741
330,088		4.500%, due 12/15/16	324,664
604,000	L	4.875%, due 02/17/09	603,980
390,979		5.000%, due 08/15/16	384,746
97,000	S	5.000%, due 05/15/20	94,898
437,206		5.000%, due 08/15/21	431,355
388,000		5.000%, due 04/15/23	376,864
76,510		5.038%, due 04/01/35	75,147
313,000		5.150%, due 01/24/11	311,898
253,238		5.221%, due 06/01/35	249,712
237,835		5.500%, due 11/15/18	239,342
554,000	W	5.500%, due 03/15/19	556,078
663,970		5.500%, due 08/15/20	640,759
221,000		5.875%, due 03/21/11	228,480
1,300,505		6.000%, due 01/15/29	1,317,492
			7,344,934
		Federal National Mortgage Association: 3.4%
614,000		3.875%, due 07/15/08	600,171
176,000	L	4.250%, due 09/15/07	174,338
17,000	W	4.500%, due 03/15/34	16,007
93,000	W	4.500%, due 04/01/18	90,239
203,403		4.640%, due 08/01/35	198,480
69,885		4.721%, due 04/25/35	69,940
353,375		4.750%, due 12/25/42	351,210
314,182		4.815%, due 08/01/35	307,321
80,000	W	5.000%, due 03/16/21	78,950
251,128		5.000%, due 02/25/29	247,443
2,486,000	W	5.000%, due 04/15/36	2,412,965
112,548		5.093%, due 07/01/35	111,061
168,489		5.147%, due 09/01/35	166,686
299,000		5.250%, due 08/01/12	300,011
99,114		5.301%, due 08/01/35	98,119
95,000	W	5.500%, due 03/01/18	95,445
253,826		5.500%, due 11/01/32	252,081
402,651		5.500%, due 11/01/33	399,882
670,658		5.500%, due 11/01/33	666,118
141,810		6.000%, due 08/01/16	144,658
29,000	W	6.000%, due 03/25/17	29,562
45,471		6.000%, due 10/01/18	46,385
720,969		6.000%, due 07/25/29	730,237
382,510		6.000%, due 04/25/31	390,043
163,642		6.500%, due 04/01/30	168,295
270,000		6.625%, due 11/15/10	289,229
117,666		7.000%, due 06/01/31	122,038
6,522		7.000%, due 08/01/35	6,749
20,091		7.500%, due 09/01/30	21,046
8,210		7.500%, due 10/01/30	8,600
138,531		7.500%, due 01/25/48	143,521
			8,736,830
		Government National Mortgage Association: 0.2%
11,973	S	4.375%, due 04/20/28	12,000
100,264		6.500%, due 01/15/32	104,598
97,994		6.500%, due 06/15/29	102,302
127,650		7.500%, due 12/15/23	135,002
			353,902
		Total U.S. Government Agency Obligations
		(Cost $17,802,538)	17,601,261

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount	Value

U.S. TREASURY OBLIGATIONS: 1.7%
		U.S. Treasury Bond: 1.2%
439,000	L	4.375%, due 11/15/08	$435,896
412,000	L	4.500%, due 02/15/16	410,584
73,000	L	5.375%, due 02/15/31	81,284
471,000	L	6.000%, due 02/15/26	550,665
390,000	L	6.250%, due 08/15/23	461,267
494,000	L	7.250%, due 05/15/16	598,049
			2,537,745
		U.S. Treasury Note: 0.5%
177,000	L	4.500%, due 02/28/11	176,267
797,000		4.625%, due 02/29/08	796,378
			972,645
		Total U.S. Treasury Obligations
		(Cost $3,503,809)	3,510,390
ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset Backed Securities: 0.3%
31,235		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	31,091
106,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	105,487
95,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	93,333
13,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	12,835
25,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	24,488
83,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	80,880
29,439		Household Automotive Trust, 2.310%, due 04/17/08	29,315
50,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,808
121,224		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	119,768
11,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	10,865
37,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	36,848
37,951		USAA Auto Owner Trust, 2.040%, due 02/16/10	37,558
37,000		USAA Auto Owner Trust, 5.010%, due 09/15/10	37,045
			668,321
		Credit Card Asset Backed Securities: 0.5%
55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	54,338
55,000		Capital One Master Trust, 4.900%, due 03/15/10	54,950
50,000		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	48,203
152,000		Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	151,258
245,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	245,826
244,000		MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	243,195
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	75,093
53,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	54,439
			927,302
		Home Equity Asset Backed Securities: 0.7%
136,416		Bayview Financial Acquisition Trust, 5.105%, due 09/28/43	136,623
238,575		Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	238,379
24,381		GMAC Mortgage Corp. Loan Trust, 4.811%, due 12/25/20	24,401
651,000		GSAA Trust, 5.242%, due 06/25/34	644,651
62,197	S	Merrill Lynch Mortgage Investors, Inc., 4.941%, due 07/25/34	62,347
83,924		New Century Home Equity Loan Trust, 4.831%, due 08/25/34	83,994
88,852		QFA Royalties LLC, 7.300%, due 02/20/25	88,703
29,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,460
75,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	73,389
			1,380,947

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount	Value

ASSET-BACKED SECURITIES: 1.9% (continued)
		Other Asset Backed Securities: 0.4%
44,093		Amortizing Residential Collateral Trust, 5.081%, due 05/25/32	$44,130
3,851		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	3,834
9,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	8,872
43,045		Chase Funding Mortgage Loan, 4.881%, due 07/25/33	43,152
5,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	4,929
89,000	+	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	88,997
37,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	36,581
37,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	36,308
4,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	3,945
327,524	L	PP&L Transition Bond Co. LLC, 7.050%, due 06/25/09	332,349
31,082		Residential Asset Mortgage Products, Inc., 4.891%, due 06/25/33	31,145
287,653	+	Structured Asset Securities Corp., 6.000%, due 03/25/34	287,526
			921,768
		Total Asset-Backed Securities
		(Cost $4,931,271)	3,898,338
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6%
		Commercial Mortgage Backed Securities: 2.1%
20,000		Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	19,566
170,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	168,037
170,000		Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	166,199
59,000		Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	56,583
206,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	200,450
280,000		Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	298,225
155,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	148,790
112,478		CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	107,928
78,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	75,952
40,000		CS First Boston Mortgage Securities Corp., 7.545%, due 04/15/62	43,690
215,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	220,280
150,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	155,053
570,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	604,465
234,494		Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	228,440
17,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	16,456
161,858		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	157,248
18,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	18,499
388,413		JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	394,859
23,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,148
180,000	S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	185,406
200,000	S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	215,372
100,000		Morgan Stanley Capital I, 4.827%, due 06/12/47	97,733
270,000		Morgan Stanley Capital I, 5.007%, due 01/14/42	266,631
313,279	S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	320,059
54,881		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	52,483
			4,240,552
		Diversified Financial Services: 0.1%
33,026	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	33,270
207,647	#	Astoria Depositor Corp., 7.902%, due 05/01/21	212,549
			245,819
		Whole Loan Collateral CMO: 4.2%
1,154,410		Banc of America Funding Corp., 4.970%, due 09/20/35	1,161,316
538,122		Banc of America Funding Corp., 5.278%, due 09/20/35	527,305
426,443		Banc of America Funding Corp., 5.750%, due 09/20/34	423,213
145,264		Banc of America Mortgage Securities, 5.250%, due 11/25/19	144,122
48,453		Banc of America Mortgage Securities, 5.500%, due 06/25/35	48,202
145,256		Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	145,937
71,406		Bear Stearns Alt-A Trust, 4.901%, due 07/25/34	71,513

			PORTFOLIO OF INVESTMENTS
ING Balanced Fund			as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6% (continued)
61,408		Citigroup Mortgage Loan Trust, Inc., 4.701%, due 02/25/35	$61,460
501,572		Citigroup Mortgage Loan Trust, Inc., 6.000%, due 10/25/35	501,717
60,189		Countrywide Alternative Loan Trust, 4.881%, due 02/25/35	60,271
261,404		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	259,446
232,917		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	231,356
1,842		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	1,809
263,836		First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	259,884
55,332		First Horizon Asset Securities, Inc., 5.400%, due 10/25/35	54,897
253,735		GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	246,006
483,489		GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	476,237
99,046	#	GSMPS Mortgage Loan Trust, 4.931%, due 01/25/35	99,533
79,253		Harborview Mortgage Loan Trust, 4.920%, due 01/19/35	79,447
136,655		Homebanc Mortgage Trust, 5.011%, due 08/25/29	137,053
33,468		JP Morgan Alternative Loan Trust, 5.521%, due 01/25/36	33,390
296,038		Mastr Adjustable Rate Mortgages Trust, 5.365%, due 06/25/35	290,582
383,610		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	382,212
27,509		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	27,619
52,705		MLCC Mortgage Investors, Inc., 4.901%, due 01/25/29	52,783
134,722		MLCC Mortgage Investors, Inc., 4.911%, due 11/25/29	135,087
43,232		Sequoia Mortgage Trust, 4.840%, due 01/20/35	43,313
87,031		Structured Asset Mortgage Investments, Inc., 4.810%, due 04/19/35	87,086
237,263		Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	240,335
439,528		Thornburg Mortgage Securities Trust, 4.931%, due 12/25/33	441,811
382,000		Wamu Alternative Mortgage Pass-Through Certs, 6.500%, due 03/25/36	388,446
81,743		Washington Mutual, Inc., 4.831%, due 01/25/45	81,855
152,468		Washington Mutual, Inc., 4.891%, due 01/25/45	153,227
103,550		Washington Mutual, Inc., 4.983%, due 06/25/44	103,789
42,985		Washington Mutual, Inc., 5.627%, due 01/25/36	42,518
285,647		Washington Mutual, Inc., 6.000%, due 06/25/34	286,361
330,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	314,663
465,065		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	458,307
			8,554,108
		Whole Loan Collateral PAC: 0.1%
125,632		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	128,003
			128,003
		Whole Loan Collateral Support CMO: 0.1%
135,682		Banc of America Mortgage Securities, 5.500%, due 11/25/33	133,090
			133,090
		Total Collateralized Mortgage Obligations
		(Cost $13,558,937)	13,301,572
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
30,000	S	City of New York, 5.000%, due 04/01/35	31,197
75,000		City of New York, 5.000%, due 11/01/08	77,657
75,000		City of New York, 5.000%, due 11/01/11	80,212
75,000		City of New York, 5.000%, due 11/01/15	81,182
			270,248
		Total Municipal Bonds
		(Cost $273,320)	270,248
OTHER BONDS: 0.1%
		Sovereign: 0.1%
57,626	@@	Republica Orient Uruguay, 10.500%, due 10/20/06	85,111
			85,111

		PORTFOLIO OF INVESTMENTS
ING Balanced Fund		as of February 28, 2006 (Unaudited)(continued)

Principal
Amount				Value

OTHER BONDS: 0.1% (continued)
		Total Other Bonds
		(Cost $58,939)		$85,111

		Total Long-Term Investments:
		(Cost $184,901,575)		199,070,757
SHORT-TERM INVESTMENTS: 13.3%
		Commercial Paper: 0.5%
1,000,000	#	Concord Minutemen Capital Co. LLC, 4.970%, due 03/13/07		1,000,000
		Total Commercial Paper
		(Cost $1,000,000)		1,000,000
		Repurchase Agreement: 2.4%
4,806,000		Duetsche Bank Repurchase Agreement dated 02/28/06, 4.550%, due 03/01/06, $4,806,607 to be received upon repurchase (Collateralized by $4,908,000 Federal Home Loan Bank, 0.000%, Market Value plus accrued interest $4,903,092, due 03/08/06)		4,806,000
		Total Repurchase Agreement
		(Cost $4,806,000)		4,806,000
		Securities Lending CollateralCC: 10.4%
21,089,000		The Bank of New York Institutional Cash Reserve Fund		21,089,000
		Total Securities Lending Collateral
		(Cost $21,089,000)		21,089,000
		Total Short-Term Investments:
		(Cost $26,895,000)		26,895,000
		Total Investments in Securities
		(Cost $211,796,575)*	111.7%	$225,965,757
		Other Assets and Liabilities—Net	(11.7)	(23,728,283)
		Net Assets	100.0%	$202,237,474

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	I	Illiquid Security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	S	Segregated securities for certain derivatives, when issued or delayed delivery securities and foreign currency exchange contracts.
	(1)	Principal Amount of security is listed in Japanese Yen.

	*	Cost for federal income tax purposes is $213,641,257.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,449,899
		Gross Unrealized Depreciation		(2,125,399)
		Net Unrealized Appreciation		$12,324,500

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Balanced Fund

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

	Principal	Initial			Percent
	Amount/	Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
North Atlantic Trading Co.	1,209	3/26/2004	$12	$1	0.0%
Dayton Superior Corp.	400	8/31/2001	7,446	4	0.0%
Alpine III, 5.290%, due 08/16/14	36,000	10/17/2005	36,086	36,096	0.0%
Alpine III, 5.700%, due 08/16/14	36,000	10/17/2005	36,086	36,105	0.0%
Alpine III, 7.500%, due 08/16/14	55,000	10/17/2005	55,132	55,290	0.0%
Alpine III, 10.750%, due 08/16/14	95,000	10/17/2005	95,863	97,672	0.1%
WinStar Communications, Inc., 12.750%, due 04/15/10	500,000	1/10/2001	386,500	50	0.0%
			$617,125	$225,218	0.1%

Information concerning open futures contracts at February 28, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. Treasury 10 Year Note	11	1,186,969	06/21/2006	2,180
U.S. Treasury 30 Year Bond	3	339,281	06/21/2006	571
S&P MID 400 EMINI	4	310,000	03/17/2006	(2,951)
U.S. Treasury 5 Year Note	8	841,500	06/30/2006	1,148
		$2,677,750		$947

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
U.S. Treasury 2 Year Note	6	(1,226,250)	06/30/2006	(1,061)
		$(1,226,250)		$(1,061)

Information conerning the Interest Rate Swap Agreement outstanding for the ING Balanced Fund at February 28, 2006 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.086%. Counterparty: Citigroup, Inc.	02/15/11	$10,000.000	$(10,470)

Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.085%. Counterparty: Morgan Stanley	02/15/11	10,000,000	(10,460)

Receive a floating rate 3-month USD-LIBOR plus 2.440% on $342,000 and pay a fixed rate equal to 1.000% on Y76,000,000. Upon termination of the contract, receive $342,000 and pay Y76,000,000. Counterparty: UBS AG	03/01/34	342,000	(8,559)
			$(29,489)

Information conerning the Credit Default Swap Agreement outstanding for the ING Balanced Fund at February 28, 2006 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
General Motors Acceptance Corporation Receive $82,500 upon event of default and pay 4.000%.	03/20/11	$82,500	$2,801
Counterparty: UBS AG

General Motors Acceptance Corporation Receive $82,500 upon event of default and pay 4.100%.	03/20/11	82,500	2,458
Counterparty: UBS AG

General Motors Acceptance Corporation Receive $82,000 upon event of default and pay 4.750%.	03/20/11	82,000	275
Counterparty: UBS AG

General Motors Acceptance Corporation Receive $82,000 upon event of default and pay 4.750%.	03/20/11	82,000	275
Counterparty: UBS AG

General Motors Acceptance Corporation Receive $115,000 upon event of default and pay 4.800%.	03/20/11	115,000	191
Counterparty: UBS AG

Georgia Pacifc Corporation Receive $42,000 upon event of default and pay 3.550%.	12/20/10	42,000	(2,272)
Counterparty: Citigroup, Inc.
			$3,728

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.8%
		Advertising: 0.1%
30	@	Interpublic Group of Cos., Inc.	$311
105		Omnicom Group	8,381
			8,692
		Aerospace/Defense: 3.0%
1,192		Boeing Co.	86,646
241		General Dynamics Corp.	29,708
10		L-3 Communications Holdings, Inc.	831
568		Lockheed Martin Corp.	41,390
248		Northrop Grumman Corp.	15,897
755		Raytheon Co.	32,767
151		Rockwell Collins, Inc.	8,026
828		United Technologies Corp.	48,438
			263,703
		Agriculture: 1.9%
1,459		Altria Group, Inc.	104,902
1,046		Archer-Daniels-Midland Co.	33,179
152		Monsanto Co.	12,750
99		Reynolds America, Inc.	10,509
103		UST, Inc.	4,005
			165,345
		Airlines: 0.1%
491		Southwest Airlines Co.	8,234
			8,234
		Apparel: 0.7%
670	@	Coach, Inc.	23,932
107		Jones Apparel Group, Inc.	3,094
111		Liz Claiborne, Inc.	3,999
250		Nike, Inc.	21,695
112		VF Corp.	6,138
			58,858
		Auto Manufacturers: 0.2%
2,372		Ford Motor Co.	18,905
100	@	Navistar International Corp.	2,935
			21,840
		Auto Parts & Equipment: 0.1%
420	@	Goodyear Tire & Rubber Co.	6,019
5		Johnson Controls, Inc.	356
			6,375
		Banks: 5.4%
210		AmSouth Bancorp	5,828
3,198		Bank of America Corp.	146,628
601		Bank of New York	20,578
361		BB&T Corp.	14,270
244		Comerica, Inc.	13,986
8		Compass Bancshares, Inc.	402
1		First Horizon National Corp.	39
246		Huntington Bancshares, Inc.	5,916

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
441		Keycorp	$16,436
7		M&T Bank Corp.	787
100		Marshall & Ilsley Corp.	4,400
342		Mellon Financial Corp.	12,343
343		National City Corp.	11,936
104		Northern Trust Corp.	5,483
385		PNC Financial Services Group, Inc.	27,085
344		Regions Financial Corp.	11,964
234		State Street Corp.	14,620
248		SunTrust Banks, Inc.	17,948
124		Synovus Financial Corp.	3,515
1,223		US BanCorp.	37,803
1,082		Wachovia Corp.	60,668
557		Wells Fargo & Co.	35,759
110		Zions Bancorporation	9,077
			477,471
		Beverages: 3.1%
497		Anheuser-Busch Cos., Inc.	20,645
107		Brown-Forman Corp.	7,529
2,655		Coca-Cola Co.	111,430
247		Coca-Cola Enterprises, Inc.	4,854
113	@	Constellation Brands, Inc.	2,976
241		Pepsi Bottling Group, Inc.	7,076
2,102		PepsiCo, Inc.	124,249
			278,759
		Biotechnology: 0.9%
835	@	Amgen, Inc.	63,034
25	@	Biogen Idec, Inc.	1,181
108	@	Chiron Corp.	4,932
157	@	Genzyme Corp.	10,886
3	@	Millipore Corp.	208
			80,241
		Building Materials: 0.3%
141		American Standard Cos, Inc.	5,581
432		Masco Corp.	13,474
109		Vulcan Materials Co.	8,611
			27,666
		Chemicals: 1.1%
160		Air Products & Chemicals, Inc.	10,266
688		Dow Chemical Co.	29,605
10		Eastman Chemical Co.	493
107		Ecolab, Inc.	3,872
328		EI Du Pont de Nemours & Co.	13,199
12		Engelhard Corp.	477
100	@	Hercules, Inc.	1,185
106		International Flavors & Fragrances, Inc.	3,671
234		PPG Industries, Inc.	14,187
258		Praxair, Inc.	13,927
192		Rohm & Haas Co.	9,552
10		Sherwin-Williams Co.	456
6		Sigma-Aldrich Corp.	386
			101,276
		Commercial Services: 1.1%
100	@	Apollo Group, Inc.	4,938
916		Cendant Corp.	15,224
100	@	Convergys Corp.	1,737

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
249		Equifax, Inc.	$9,123
251		H&R Block, Inc.	5,597
481		McKesson Corp.	26,037
204		Moody’s Corp.	13,668
258		Paychex, Inc.	10,333
106		Robert Half International, Inc.	3,808
200		RR Donnelley & Sons Co.	6,732
			97,197
		Computers: 4.5%
9	@	Affiliated Computer Services, Inc.	566
1,257	@	Apple Computer, Inc.	86,155
114	@	Computer Sciences Corp.	6,195
1,922	@	Dell, Inc.	55,738
39		Electronic Data Systems Corp.	1,041
1,662	@	EMC Corp.	23,301
3,658		Hewlett-Packard Co.	120,019
1,171		International Business Machines Corp.	93,961
8	@	Lexmark International, Inc.	377
110	@	NCR Corp.	4,410
226	@	Network Appliance, Inc.	7,494
250	@	Unisys Corp.	1,670
			400,927
		Cosmetics/Personal Care: 2.2%
6		Alberto-Culver Co.	274
392		Colgate-Palmolive Co.	21,356
2,845		Procter & Gamble Co.	170,501
			192,131
		Distribution/Wholesale: 0.1%
159		Genuine Parts Co.	7,079
3		WW Grainger, Inc.	222
			7,301
		Diversified Financial Services: 7.9%
837		American Express Co.	45,098
159		Ameriprise Financial, Inc.	7,231
108		Bear Stearns Cos, Inc.	14,520
220		Capital One Financial Corp.	19,272
828		Charles Schwab Corp.	13,422
252		CIT Group, Inc.	13,550
3,539		Citigroup, Inc.	164,103
444		Countrywide Financial Corp.	15,309
425	@	E*Trade Financial Corp.	10,872
85		Fannie Mae	4,648
110		Federated Investors, Inc.	4,278
114		Franklin Resources, Inc.	11,706
466		Goldman Sachs Group, Inc.	65,841
200		Janus Capital Group, Inc.	4,386
2,445		JPMorgan Chase & Co.	100,587
279		Lehman Brothers Holdings, Inc.	40,720
692		Merrill Lynch & Co., Inc.	53,429
1,539		Morgan Stanley	91,817
339		SLM Corp.	19,123
108		T. Rowe Price Group, Inc.	8,292
			708,204
		Electric: 2.7%
641	@	AES Corp.	11,089
100	@	Allegheny Energy, Inc.	3,576

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
339		American Electric Power Co., Inc.	$12,374
250		CenterPoint Energy Resources Corp.	3,243
100		Cinergy Corp.	4,408
250	@	CMS Energy Corp.	3,520
160		Consolidated Edison, Inc.	7,339
154		Constellation Energy Group, Inc.	9,046
216		Dominion Resources, Inc.	16,222
103		DTE Energy Co.	4,460
681		Duke Energy Corp.	19,340
274		Edison International	12,155
250		FirstEnergy Corp.	12,770
340		FPL Group, Inc.	14,256
250		Pacific Gas & Electric Co.	9,513
110		Pinnacle West Capital Corp.	4,516
350		PPL Corp.	11,130
100		Progress Energy, Inc.	4,438
160		Public Service Enterprise Group, Inc.	11,102
365		Southern Co.	12,421
200		TECO Energy, Inc.	3,412
876		TXU Corp.	45,894
150		Xcel Energy, Inc.	2,784
			239,008
		Electrical Components & Equipment: 0.4%
483		Emerson Electric Co.	39,514
			39,514
		Electronics: 0.5%
470	@	Agilent Technologies, Inc.	16,920
200		Applera Corp. - Applied Biosystems Group	5,654
200	@	Jabil Circuit, Inc.	7,570
110		PerkinElmer, Inc.	2,617
747	@	Sanmina-SCI Corp.	2,883
1,186	@	Solectron Corp.	4,281
110	@	Thermo Electron Corp.	3,808
110	@	Waters Corp.	4,700
			48,433
		Engineering & Construction: 0.2%
192		Fluor Corp.	16,570
			16,570
		Entertainment: 0.1%
206		International Game Technology	7,369
			7,369
		Environmental Control: 0.2%
440		Waste Management, Inc.	14,634
			14,634
		Food: 1.3%
100		Albertson’s, Inc.	2,544
200		Campbell Soup Co.	6,226
269		ConAgra Foods, Inc.	5,657
620		General Mills, Inc.	30,535
14		Hershey Foods Corp.	716
254		HJ Heinz Co.	9,619
154		Kellogg Co.	6,824
480	@	Kroger Co.	9,619
110		McCormick & Co., Inc.	3,611
440		Safeway, Inc.	10,696

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
540		Sara Lee Corp.	$9,542
245		Supervalu, Inc.	7,742
249		Tyson Foods, Inc.	3,369
100		Whole Foods Market, Inc.	6,388
106		WM Wrigley Jr. Co.	6,735
			119,823
		Forest Products & Paper: 0.4%
200		International Paper Co.	6,554
110		Louisiana-Pacific Corp.	3,127
200		MeadWestvaco Corp.	5,564
103		Plum Creek Timber Co., Inc.	3,826
110		Temple-Inland, Inc.	4,694
159		Weyerhaeuser Co.	10,858
			34,623
		Gas: 0.2%
100		Nicor, Inc.	4,293
327		Sempra Energy	15,644
			19,937
		Hand/Machine Tools: 0.1%
110		Black & Decker Corp.	9,414
10		Stanley Works	501
			9,915
		Healthcare - Products: 2.7%
3		Bausch & Lomb, Inc.	208
447		Baxter International, Inc.	16,919
250		Becton Dickinson & Co.	15,963
545	@	Boston Scientific Corp.	13,309
108		CR Bard, Inc.	7,073
156		Guidant Corp.	11,975
2,037		Johnson & Johnson	117,433
882		Medtronic, Inc.	47,584
250	@	St. Jude Medical, Inc.	11,400
4		Stryker Corp.	185
			242,049
		Healthcare - Services: 2.8%
754		Aetna, Inc.	38,454
241	@	Coventry Health Care, Inc.	14,368
240	@	Humana, Inc.	12,401
10	@	Laboratory Corp. of America Holdings	581
2		Quest Diagnostics	106
1,805		UnitedHealth Group, Inc.	105,105
1,000	@	WellPoint, Inc.	76,790
			247,805
		Household Products/Wares: 0.3%
11		Clorox Co.	670
110		Fortune Brands, Inc.	8,531
348		Kimberly-Clark Corp.	20,595
			29,796
		Housewares: 0.1%
250		Newell Rubbermaid, Inc.	6,218
			6,218
		Insurance: 5.0%
223	@@	ACE Ltd.	12,428

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
349		Aflac, Inc.	$16,141
450		Allstate Corp.	24,651
108		AMBAC Financial Group, Inc.	8,116
1,196		American International Group, Inc.	79,367
360		AON Corp.	14,260
345		Chubb Corp.	33,034
110		Cigna Corp.	13,503
100		Cincinnati Financial Corp.	4,436
290		Genworth Financial, Inc.	9,228
254		Hartford Financial Services Group, Inc.	20,925
1		Jefferson-Pilot Corp.	60
227		Lincoln National Corp.	12,887
115		Loews Corp.	10,610
110		MBIA, Inc.	6,461
935		Metlife, Inc.	46,862
110		MGIC Investment Corp.	7,013
344		Principal Financial Group	16,760
156		Progressive Corp.	16,762
602		Prudential Financial, Inc.	46,378
240		Safeco Corp.	12,362
451		St. Paul Cos.	19,384
110		Torchmark Corp.	6,014
250		UnumProvident Corp.	5,173
			442,815
		Internet: 0.7%
210	@	Amazon.com, Inc.	7,873
785	@	eBay, Inc.	31,447
110	@	Monster Worldwide, Inc.	5,386
931	@	Symantec Corp.	15,725
120	@	Yahoo!, Inc.	3,847
			64,278
		Iron/Steel: 0.2%
240		Nucor Corp.	20,652
15		United States Steel Corp.	818
			21,470
		Leisure Time: 0.5%
110		Brunswick Corp.	4,315
343		Carnival Corp.	17,716
355		Harley-Davidson, Inc.	18,641
10		Sabre Holdings Corp.	241
			40,913
		Lodging: 0.3%
253		Hilton Hotels Corp.	6,123
103		Marriott International, Inc.	7,045
160		Starwood Hotels & Resorts Worldwide, Inc.	10,160
			23,328
		Machinery - Diversified: 0.2%
200		Deere & Co.	15,254
100		Rockwell Automation, Inc.	6,817
			22,071
		Media: 2.0%
161		Clear Channel Communications, Inc.	4,556
177	@	Comcast Corp.	4,749
100		EW Scripps Co.	4,808
4		Gannett Co., Inc.	249

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
472		McGraw-Hill Cos, Inc.	$25,058
6		Meredith Corp.	331
111		New York Times Co.	3,132
1,880		News Corp., Inc.	30,606
1,588		Time Warner, Inc.	27,488
20		Tribune Co.	612
200	@	Univision Communications, Inc.	6,690
590		Viacom, Inc.	14,431
490	@	Viacom, Inc. - Class B	19,580
1,311		Walt Disney Co.	36,695
			178,985
		Mining: 0.5%
330		Freeport-McMoRan Copper & Gold, Inc.	16,708
340		Newmont Mining Corp.	17,993
100		Phelps Dodge Corp.	13,800
			48,501
		Miscellaneous Manufacturing: 4.3%
489		3M Co.	35,986
107	@	Cooper Industries Ltd.	8,956
152		Danaher Corp.	9,208
94		Dover Corp.	4,506
114		Eaton Corp.	7,942
7,419		General Electric Co.	243,863
606		Honeywell International, Inc.	24,816
98		Illinois Tool Works, Inc.	8,412
260	@@	Ingersoll-Rand Co.	10,668
214		ITT Industries, Inc.	11,235
100		Leggett & Platt, Inc.	2,348
109		Parker Hannifin Corp.	8,521
111		Textron, Inc.	9,780
			386,241
		Office/Business Equipment: 0.2%
60		Pitney Bowes, Inc.	2,564
800	@	Xerox Corp.	11,920
			14,484
		Oil & Gas: 9.1%
5		Amerada Hess Corp.	692
154		Anadarko Petroleum Corp.	15,271
151		Apache Corp.	10,105
394		Burlington Resources, Inc.	35,531
1,999		ChevronTexaco Corp.	112,904
1,783		ConocoPhillips	108,692
470		Devon Energy Corp.	27,556
228		EOG Resources, Inc.	15,367
5,633		Exxon Mobil Corp.	334,418
108		Kerr-McGee Corp.	10,552
251		Marathon Oil Corp.	17,721
8		Murphy Oil Corp.	375
100	@, @@	Nabors Industries Ltd.	6,595
344		Occidental Petroleum Corp.	31,490
110	@	Rowan Cos., Inc.	4,428
245		Sunoco, Inc.	18,155
150	@	Transocean, Inc.	11,127
968		Valero Energy Corp.	52,069
			813,048

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
		Oil & Gas Services: 0.6%
5		Baker Hughes, Inc.	$340
27		Halliburton Co.	1,836
438		Schlumberger Ltd.	50,370
			52,546
		Packaging & Containers: 0.2%
114		Ball Corp.	4,856
101		Bemis Co.	3,028
100	@	Pactiv Corp.	2,293
106		Sealed Air Corp.	6,029
			16,206
		Pharmaceuticals: 5.6%
1,088		Abbott Laboratories	48,068
10		Allergan, Inc.	1,083
300		AmerisourceBergen Corp.	13,797
209		Bristol-Myers Squibb Co.	4,828
255		Cardinal Health, Inc.	18,513
344	@	Caremark Rx, Inc.	17,114
237	@	Express Scripts, Inc.	20,683
244	@	Forest Laboratories, Inc.	11,200
355	@	Gilead Sciences, Inc.	22,106
238	@	Hospira, Inc.	9,449
418	@	King Pharmaceuticals, Inc.	6,793
250	@	Medco Health Solutions, Inc.	13,930
2,951		Merck & Co., Inc.	102,872
246		Mylan Laboratories	5,658
5,141		Pfizer, Inc.	134,643
1,020		Schering-Plough Corp.	18,870
110	@	Watson Pharmaceuticals, Inc.	3,298
932		Wyeth	46,414
			499,319
		Pipelines: 0.3%
230	@	Dynegy, Inc.	1,244
106		Kinder Morgan, Inc.	9,835
540		Williams Cos., Inc.	11,648
			22,727
		Real Estate Investment Trust: 0.2%
6		Archstone-Smith Trust	284
130		Equity Office Properties Trust	4,089
107		Public Storage, Inc.	8,348
105		Simon Property Group LP	8,712
			21,433
		Retail: 6.8%
193	@	Autonation, Inc.	4,036
4	@	Autozone, Inc.	387
255	@	Bed Bath & Beyond, Inc.	9,190
442		Best Buy Co., Inc.	23,806
200		Circuit City Stores, Inc.	4,806
547		Costco Wholesale Corp.	28,050
250		Darden Restaurants, Inc.	10,485
251		Dollar General Corp.	4,372
10		Family Dollar Stores, Inc.	257
237		Federated Department Stores	16,836
634		Gap, Inc.	11,754
2,114		Home Depot, Inc.	89,105
420		JC Penney Co., Inc.	24,629
116	@	Kohl’s Corp.	5,581

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
210		Limited Brands	$4,971
899		Lowe’s Cos., Inc.	61,294
1,464		McDonald’s Corp.	51,108
240		Nordstrom, Inc.	9,120
252	@	Office Depot, Inc.	8,991
110	@	Sears Holding Corp.	13,250
925		Staples, Inc.	22,700
590	@	Starbucks Corp.	21,429
587		Target Corp.	31,933
5		Tiffany & Co.	186
265		TJX Cos., Inc.	6,490
1,771		Wal-Mart Stores, Inc.	80,333
814		Walgreen Co.	36,516
90		Wendy’s International, Inc.	5,211
339		Yum! Brands, Inc.	16,170
			602,996
		Savings & Loans: 0.3%
159		Golden West Financial Corp.	11,294
180		Sovereign Bancorp, Inc.	3,749
305		Washington Mutual, Inc.	13,024
			28,067
		Semiconductors: 3.3%
300	@	Advanced Micro Devices, Inc.	11,601
186	@	Altera Corp.	3,727
240		Analog Devices, Inc.	9,154
564		Applied Materials, Inc.	10,344
378	@	Broadcom Corp.	17,044
430	@	Freescale Semiconductor, Inc.	11,627
4,643		Intel Corp.	95,646
115		Kla-Tencor Corp.	6,006
251		Linear Technology Corp.	9,252
345	@	LSI Logic Corp.	3,364
255		Maxim Integrated Products	9,968
230	@	Micron Technology, Inc.	3,567
670		National Semiconductor Corp.	18,794
10	@	Novellus Systems, Inc.	267
100	@	Nvidia Corp.	4,713
110	@	QLogic Corp.	4,525
2,458		Texas Instruments, Inc.	73,371
100		Xilinx, Inc.	2,728
			295,698
		Software: 4.1%
438	@	Adobe Systems, Inc.	16,916
234	@	Autodesk, Inc.	8,810
450		Automatic Data Processing, Inc.	20,786
430	@	BMC Software, Inc.	9,404
436		CA, Inc.	11,842
250	@	Citrix Systems, Inc.	8,090
752	@	Compuware Corp.	6,174
297		First Data Corp.	13,404
105	@	Fiserv, Inc.	4,358
50		IMS Health, Inc.	1,205
251	@	Intuit, Inc.	12,194
7,754		Microsoft Corp.	208,583
840	@	Novell, Inc.	7,988
2,854	@	Oracle Corp.	35,447
264	@	Parametric Technology Corp.	4,018
			369,219

PORTFOLIO OF INVESTMENTS
ING Classic Index Plus Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)
		Telecommunications: 6.0%
3,209		AT&T, Inc.	$88,536
187	@	Avaya, Inc.	2,079
2,120		BellSouth Corp.	66,950
110		CenturyTel, Inc.	3,958
230	@	Ciena Corp.	925
5,828	@	Cisco Systems, Inc.	117,959
100		Citizens Communications Co.	1,335
120	@	Comverse Technology, Inc.	3,451
1,022	@	Corning, Inc.	24,947
3,775		Motorola, Inc.	80,785
1,184		Qualcomm, Inc.	55,897
2,215		Sprint Corp. - FON Group	53,226
140	@	Tellabs, Inc.	2,057
1,102		Verizon Communications, Inc.	37,137
			539,242
		Textiles: 0.1%
110		Cintas Corp.	4,520
			4,520
		Toys/Games/Hobbies: 0.1%
420		Hasbro, Inc.	8,522
210		Mattel, Inc.	3,539
			12,061
		Transportation: 1.5%
220		Burlington Northern Santa Fe Corp.	17,301
357		CSX Corp.	19,771
23		FedEx Corp.	2,467
641		Norfolk Southern Corp.	32,806
19		Union Pacific Corp.	1,682
844		United Parcel Service, Inc.	63,055
			137,082
		Total Commmon Stock (Cost $8,257,088)	8,637,164

Principal Amount			Value

SHORT-TERM INVESTMENT: 3.0%
$263,000	Repurchase Agreement: 3.0%
	Goldman Sachs Repurchase Agreement dated 02/28/06, 4.550%, due 03/01/06, $263,033 to be received upon repurchase (Collateralized by $268,000 Federal Home Loan Mortgage Corporation , 4.375%, Market Value plus accrued interest $269,187 due 11/16/07)		$263,000
	Total Short-Term Investments: (Cost $263,000)		263,000
	Total Investments in Securities (Cost $8,520,088)*	99.8%	$8,900,164
	Other Assets and Liabilities—Net	0.2	21,343
	Net Assets	100.0%	$8,921,507

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $8,602,857.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$426,874
	Gross Unrealized Depreciation	(129,567)
	Net Unrealized Appreciation	$297,307

Information concerning open futures contracts at February 28, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
S&P 500 EMINI FUTURE	4	$256,350	03/17/2006	$980

PORTFOLIO OF INVESTMENTS
ING Equity Income Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.0%
		Aerospace/Defense: 1.0%
22,500		Goodrich Corp.	$941,400
			941,400
		Agriculture: 2.5%
31,925		Altria Group, Inc.	2,295,408
			2,295,408
		Banks: 17.4%
105,521		Bank of America Corp.	4,838,138
10,200		Comerica, Inc.	584,664
39,700	L	National City Corp.	1,381,560
31,900		PNC Financial Services Group, Inc.	2,244,165
36,200		SunTrust Banks, Inc.	2,619,794
9,900	@@	UBS AG	1,051,677
27,100		US BanCorp.	837,661
17,825		Wachovia Corp.	999,448
25,250		Wells Fargo & Co.	1,621,050
			16,178,157
		Beverages: 1.0%
7,600	@@	Diageo PLC ADR	468,920
7,900		PepsiCo, Inc.	466,969
			935,889
		Chemicals: 6.4%
15,400		Air Products & Chemicals, Inc.	988,064
60,200	L	Dow Chemical Co.	2,590,406
32,000		EI Du Pont de Nemours & Co.	1,287,680
17,600		PPG Industries, Inc.	1,067,088
			5,933,238
		Cosmetics/Personal Care: 0.5%
8,700		Colgate-Palmolive Co.	473,976
			473,976
		Diversified Financial Services: 8.7%
78,175		Citigroup, Inc.	3,624,975
51,500		JPMorgan Chase & Co.	2,118,710
30,350		Merrill Lynch & Co., Inc.	2,343,324
			8,087,009
		Electric: 12.7%
20,400		Consolidated Edison, Inc.	935,748
9,700		Constellation Energy Group, Inc.	569,778
30,500		Dominion Resources, Inc.	2,290,550
6,200	L	Entergy Corp.	449,562
23,900		Exelon Corp.	1,364,929
56,500		FPL Group, Inc.	2,369,045
13,900		PPL Corp.	442,020
38,700		Puget Energy, Inc.	834,372
21,400		SCANA Corp.	872,692
26,500	L	Southern Co.	901,795

PORTFOLIO OF INVESTMENTS
ING Equity Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.0% (continued)
16,200		TXU Corp.	$848,718
			11,879,209
		Food: 3.5%
33,300		Campbell Soup Co.	1,036,629
19,300		General Mills, Inc.	950,525
8,400		HJ Heinz Co.	318,108
20,800		Kellogg Co.	921,648
			3,226,910
		Forest Products & Paper: 1.2%
14,400		International Paper Co.	471,888
9,500		Weyerhaeuser Co.	648,755
			1,120,643
		Healthcare - Products: 1.5%
38,100		Baxter International, Inc.	1,442,085
			1,442,085
		Household Products/Wares: 1.4%
21,500		Kimberly-Clark Corp.	1,272,370
			1,272,370
		Insurance: 4.4%
21,400	@@	ACE Ltd.	1,192,622
17,300		Allstate Corp.	947,694
20,000	L	Chubb Corp.	1,915,000
			4,055,316
		Machinery - Construction & Mining: 5.5%
69,600		Caterpillar, Inc.	5,086,368
			5,086,368
		Machinery - Diversified: 0.9%
12,500		Rockwell Automation, Inc.	852,125
			852,125
		Media: 0.8%
12,100		Gannett Co., Inc.	752,136
			752,136
		Mining: 1.7%
54,900		Alcoa, Inc.	1,609,668
			1,609,668
		Miscellaneous Manufacturing: 2.6%
7,200		3M Co.	529,848
57,600		General Electric Co.	1,893,312
			2,423,160
		Office/Business Equipment: 1.0%
22,700		Pitney Bowes, Inc.	970,198
			970,198
		Oil & Gas: 10.5%
26,200	@@	BP PLC ADR	1,740,204
54,500	L	ConocoPhillips	3,322,320
65,400		Exxon Mobil Corp.	3,882,798
13,953	@@, L	Royal Dutch Shell PLC ADR	879,458
			9,824,780

PORTFOLIO OF INVESTMENTS
ING Equity Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.0% (continued)
		Pharmaceuticals: 7.1%
32,300		Abbott Laboratories	$1,427,014
5,800	@@	AstraZeneca PLC ADR	268,250
32,900		Bristol-Myers Squibb Co.	759,990
45,725		Pfizer, Inc.	1,197,538
60,200		Wyeth	2,997,960
			6,650,752
		Savings & Loans: 0.5%
11,200		Washington Mutual, Inc.	478,240
			478,240
		Telecommunications: 6.2%
102,063		AT&T, Inc.	2,815,918
38,400		BellSouth Corp.	1,212,672
39,100		Sprint Corp. - FON Group	939,573
24,400		Verizon Communications, Inc.	822,278
			5,790,441
		Total Common Stock (Cost $78,938,559)	92,279,478

Principal Amount				Value

SHORT-TERM INVESTMENTS: 7.4%
		U.S. Government Agency Obligations: 0.4%
$391,000		Federal Home Loan Bank, 4.100%, due 03/01/06		$390,955
		Total U.S. Government Agency Obligations (Cost $390,955)		390,955
		Securities Lending CollateralCC: 7.0%
6,459,000		The Bank of New York Insitutional Cash Reserves Fund		6,459,000
		Total Securities Lending Collateral (Cost $6,459,000)		6,459,000
		Total Short-Term Investments: (Cost $6,849,955)		6,849,955
		Total Investments in Securities (Cost $85,788,514)*	106.4%	$99,129,433
		Other Assets and Liabilities—Net	(6.4)	(5,956,567)
		Net Assets	100.0%	$93,172,866
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $86,002,895.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$14,620,556
		Gross Unrealized Depreciation	(1,494,018)
		Net Unrealized Appreciation	$13,126,538

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.3%
		Aerospace/Defense: 2.2%
1,900		United Technologies Corp.	$111,150
			111,150
		Agriculture: 2.2%
1,600		Altria Group, Inc.	115,040
			115,040
		Apparel: 1.0%
600		Nike, Inc.	52,068
			52,068
		Banks: 4.7%
2,500		Bank of America Corp.	114,625
2,000		Wells Fargo & Co.	128,400
			243,025
		Biotechnology: 1.8%
1,200	@	Amgen, Inc.	90,588
			90,588
		Chemicals: 0.8%
600		Air Products & Chemicals, Inc.	38,496
			38,496
		Computers: 5.3%
5,300	@	EMC Corp.	74,306
1,100		International Business Machines Corp.	88,264
4,100	@	Seagate Technology, Inc.	108,937
			271,507
		Cosmetics/Personal Care: 3.0%
1,800		Avon Products, Inc.	51,930
900		Colgate-Palmolive Co.	49,032
900		Procter & Gamble Co.	53,937
			154,899
		Distribution/Wholesale: 1.9%

1,734	@	Wesco International, Inc.	99,393
			99,393
		Diversified Financial Services: 10.4%
700	@	Affiliated Managers Group	68,901
900		Capital One Financial Corp.	78,840
2,500		Citigroup, Inc.	115,925
2,500		Countrywide Financial Corp.	86,200
800		Franklin Resources, Inc.	82,144
1,300		Merrill Lynch & Co., Inc.	100,373
			532,383
		Electric: 1.8%
1,685	@	Mirant Corp.	41,451

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.3% (continued)
700		Public Service Enterprise Group, Inc.	$48,573
			90,024
		Electronics: 5.1%
2,800	@	Jabil Circuit, Inc.	105,980
5,700		Symbol Technologies, Inc.	66,234
1,800	@	Thomas & Betts Corp.	88,560
			260,774
		Energy - Alternate Sources: 0.7%
1,600	@	KFX, Inc.	33,408
			33,408
		Engineering & Construction: 1.6%
7,000	@, @@	ABB Ltd. ADR	84,350
			84,350
		Food: 0.7%
700		Hershey Foods Corp.	35,805
			35,805
		Healthcare - Products: 2.5%
2,200		Johnson & Johnson	126,830
			126,830
		Healthcare - Services: 2.5%
1,200	@	Health Net, Inc.	57,540
1,600	@	Triad Hospitals, Inc.	68,896
			126,436
		Insurance: 2.6%
700	@@	ACE Ltd.	39,011
1,500		Genworth Financial, Inc.	47,730
1,100		St. Paul Cos.	47,278
			134,019
		Internet: 1.1%
1,800	@	Yahoo!, Inc.	57,708
			57,708
		Investment Companies: 1.3%
498		SPDR Trust Series 1	63,859
			63,859
		Lodging: 3.0%
1,500		Harrah’s Entertainment, Inc.	107,880
2,000		Hilton Hotels Corp.	48,400
			156,280
		Media: 3.3%
3,500		Time Warner, Inc.	60,585
1,700	@	Viacom, Inc.	67,932
1,700		Viacom, Inc.	41,582
			170,099
		Mining: 0.7%
1,300		Alcoa, Inc.	38,116
			38,116

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.3% (continued)
		Miscellaneous Manufacturing: 5.1%
900	@	Cooper Industries Ltd.	$75,330
3,000		General Electric Co.	98,610
2,000		Roper Industries, Inc.	90,140
			264,080
		Oil & Gas: 5.4%
400		Amerada Hess Corp.	55,324
500		ENSCO International, Inc.	22,345
1,700		Exxon Mobil Corp.	100,929
600	@	Newfield Exploration Co.	23,190
600	@	Plains Exploration & Production Co.	24,450
800	@	Southwestern Energy Co.	25,672
600		XTO Energy, Inc.	25,134
			277,044
		Oil & Gas Services: 2.9%
2,167	@	Dresser-Rand Group, Inc.	54,803
500		Schlumberger Ltd.	57,500
900	@	Weatherford International Ltd.	38,808
			151,111
		Pharmaceuticals: 7.1%
1,200		Abbott Laboratories	53,016
2,000	@	Medco Health Solutions, Inc.	111,440
3,800		Pfizer, Inc.	99,522
1,300	@@	Teva Pharmaceutical Industries Ltd. ADR	54,587
900		Wyeth	44,820
			363,385
		Retail: 4.4%
1,300	@	Bed Bath & Beyond, Inc.	46,852
2,600		CVS Corp.	73,658
700		Home Depot, Inc.	29,505
1,900	@	Urban Outfitters, Inc.	53,390
500		Wal-Mart Stores, Inc.	22,680
			226,085
		Semiconductors: 2.1%
1,300		Maxim Integrated Products	50,817
5,800	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,434
			107,251
		Software: 3.2%
1,900		Microsoft Corp.	51,110
9,100	@	Oracle Corp.	113,022
			164,132
		Telecommunications: 5.9%
1,700	@	Arris Group, Inc.	21,573
3,100		AT&T, Inc.	85,529
3,500		BellSouth Corp.	110,530
4,300	@	Cisco Systems, Inc.	87,032
			304,664
		Total Common Stock (Cost $4,824,122)	4,944,009

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 1.9%
		Repurchase Agreement: 1.9%
$98,000		Morgan Stanley, Repurchase Agreement dated, 02/28/06, 4.551%, due 03/01/06 $98,012 to be received upon repurchase (Collateralized by $105,000 Federal Home Optional Principal Redemption Bond, 4.250%, Market Value plus accrued interest $103,477, due 10/30/09)		$98,000
		Total Short-Term Investments: (Cost $98,000)		98,000
		Total Investments in Securities (Cost $4,922,122)*	98.2%	$5,042,009
		Other Assets and Liabilities—Net	1.8	94,853
		Net Assets	100.0%	$5,136,862

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is the same as for financial statement pursposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	209,940
		Gross Unrealized Depreciation	(90,053)
		Net Unrealized Appreciation	$119,887

			PORTFOLIO OF INVESTMENTS
ING Growth Fund			as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.8%
		Agriculture: 2.9%
43,395		Monsanto Co.	$3,639,973
			3,639,973
		Apparel: 1.8%
62,600	@	Coach, Inc.	2,236,072
			2,236,072
		Beverages: 3.8%
37,100		Coca-Cola Co.	1,557,087
55,700		PepsiCo, Inc.	3,292,427
			4,849,514
		Biotechnology: 2.9%
48,900	@, L	Amgen, Inc.	3,691,461
			3,691,461
		Computers: 6.3%
34,000	@	Apple Computer, Inc.	2,330,360
39,000		International Business Machines Corp.	3,129,360
48,600	@, L	Seagate Technology, Inc.	1,291,302
59,800	@, L	Western Digital Corp.	1,330,550
			8,081,572
		Cosmetics/Personal Care: 4.1%
87,645		Procter & Gamble Co.	5,252,564
			5,252,564
		Diversified Financial Services: 7.9%
45,700		American Express Co.	2,462,316
17,800		Goldman Sachs Group, Inc.	2,514,962
12,100		Legg Mason, Inc.	1,580,139
27,300		Merrill Lynch & Co., Inc.	2,107,833
65,100	@	TD Ameritrade Holding Corp.	1,416,576
			10,081,826
		Electronics: 1.0%
33,200	@	Jabil Circuit, Inc.	1,256,620
			1,256,620
		Healthcare - Products: 7.2%
20,700	@@	Alcon, Inc.	2,383,812
35,000	@	Gen-Probe, Inc.	1,748,600
12,700	@	Hologic, Inc.	607,441
29,100		Johnson & Johnson	1,677,615
60,100		St. Jude Medical, Inc.	2,740,560
			9,158,028
		Healthcare - Services: 3.6%
24,187	@	Coventry Health Care, Inc.	1,442,029
55,000		UnitedHealth Group, Inc.	3,202,650
			4,644,679

		PORTFOLIO OF INVESTMENTS
ING Growth Fund		as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)
		Home Furnishings: 1.3%
14,700		Harman International Industries, Inc.	$1,622,145
			1,622,145
		Insurance: 2.2%
15,200		Hartford Financial Services Group, Inc.	1,252,176
20,900	L	Prudential Financial, Inc.	1,610,136
			2,862,312
		Internet: 5.6%
27,200	@, L	eBay, Inc.	1,089,632
9,800	@	Google, Inc.	3,553,676
77,200	@, L	Yahoo!, Inc.	2,475,032
			7,118,340
		Lodging: 0.7%
12,000		Harrah’s Entertainment, Inc.	863,040
			863,040
		Machinery - Diversified: 1.2%
22,900		Rockwell Automation, Inc.	1,561,093
			1,561,093
		Miscellaneous Manufacturing: 4.4%
17,214	L	Danaher Corp.	1,042,824
139,172		General Electric Co.	4,574,584
			5,617,408
		Oil & Gas: 2.7%
33,628	@, L	Transocean, Inc.	2,494,525
23,700		XTO Energy, Inc.	992,793
			3,487,318
		Oil & Gas Services: 3.2%
23,100		Halliburton Co.	1,570,800
21,300		Schlumberger Ltd.	2,449,500
			4,020,300
		Pharmaceuticals: 7.9%
31,000	@	Barr Pharmaceuticals, Inc.	2,082,580
45,700	@	Endo Pharmaceuticals Holdings, Inc.	1,440,464
53,300	@	Gilead Sciences, Inc.	3,318,991
35,800	@	Medco Health Solutions, Inc.	1,994,776
30,700	@@, L	Teva Pharmaceutical Industries Ltd. ADR	1,289,093
			10,125,904
		Retail: 6.0%
73,600		CVS Corp.	2,085,088
57,400		Home Depot, Inc.	2,419,410
50,400	@	Office Depot, Inc.	1,798,272
29,000		Walgreen Co.	1,300,940
			7,603,710
		Semiconductors: 5.5%
37,600	@, L	Advanced Micro Devices, Inc.	1,453,992
36,300	@, @@, L	ASML Holding NV	750,684
46,950	@, L	Broadcom Corp.	2,116,976
38,100		Linear Technology Corp.	1,404,366
46,200		National Semiconductor Corp.	1,295,910
			7,021,928

			PORTFOLIO OF INVESTMENTS
ING Growth Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)
		Software: 4.6%
42,000	L	Adobe Systems, Inc.	$1,622,040
39,900		Autodesk, Inc.	1,502,235
103,200		Microsoft Corp.	2,776,080
			5,900,355
		Telecommunications: 8.0%
225,200	@	Cisco Systems, Inc.	4,558,048
45,000	@	Comverse Technology, Inc.	1,294,200
58,100		Qualcomm, Inc.	2,742,901
106,900	@	Tellabs, Inc.	1,570,361
			10,165,510
		Total Common Stock
		(Cost $102,379,133)	120,861,672

Principal Amount				Value

		SHORT-TERM INVESTMENT: 18.5%
		Repurchase Agreement: 5.1%
$6,530,000

Morgan Stanley Repurchase Agreement dated 02/28/06, 4.550%, due 03/01/06, $6,530,825 to be received upon repurchase (Collateralized by $13,605,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $6,662,369, due 10/15/20)

		Total Repurchase Agreement
		(Cost $6,530,000)		$6,530,000

		Securities Lending CollateralCC: 13.4%
17,062,000		The Bank of New York Institutional Cash Reserve Fund		17,062,000

		Total Securities Lending Collateral
		(Cost $17,062,000)		17,062,000

		Total Short-Term Investments:
		(Cost $23,592,000)		23,592,000

		Total Investments in Securities
		(Cost $125,971,133)*	113.3%	$144,453,672
		Other Assets and Liabilities—Net	(13.3)	(17,000,325)
		Net Assets	100.0%	$127,453,347

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $126,662,479.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,855,378
		Gross Unrealized Depreciation		(1,064,185)
		Net Unrealized Appreciation		$17,791,193

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 0.2%
16,550	@, L	Interpublic Group of Cos., Inc.	$171,458
8,400		Omnicom Group	670,488
			841,946
		Aerospace/Defense: 3.3%
71,100		Boeing Co.	5,168,259
14,300		General Dynamics Corp.	1,762,761
500		L-3 Communications Holdings, Inc.	41,555
37,350		Lockheed Martin Corp.	2,721,695
15,385		Northrop Grumman Corp.	986,179
47,400		Raytheon Co.	2,057,160
7,906		Rockwell Collins, Inc.	420,204
66,100		United Technologies Corp.	3,866,850
			17,024,663
		Agriculture: 2.0%
86,750		Altria Group, Inc.	6,237,325
64,395		Archer-Daniels-Midland Co.	2,042,609
11,400		Monsanto Co.	956,232
6,150	L	Reynolds America, Inc.	652,823
7,658	L	UST, Inc.	297,743
			10,186,732
		Airlines: 0.1%
32,200		Southwest Airlines Co.	539,994
			539,994
		Apparel: 0.6%
38,600	@	Coach, Inc.	1,378,792
4,550		Jones Apparel Group, Inc.	131,586
6,400	L	Liz Claiborne, Inc.	230,592
13,800		Nike, Inc.	1,197,564
6,500		VF Corp.	356,200
			3,294,734
		Auto Manufacturers: 0.3%
194,600	L	Ford Motor Co.	1,550,962
			1,550,962
		Auto Parts & Equipment: 0.1%
10,200	@, L	Goodyear Tire & Rubber Co.	146,166
4,050		Johnson Controls, Inc.	288,644
			434,810
		Banks: 5.7%
16,100		AmSouth Bancorp	446,775
194,294		Bank of America Corp.	8,908,380
34,700		Bank of New York	1,188,128
24,782	L	BB&T Corp.	979,632
17,250		Comerica, Inc.	988,770
5,250		Compass Bancshares, Inc.	263,970

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
2,800		First Horizon National Corp.	$109,508
9,750		Huntington Bancshares, Inc.	234,488
28,950		Keycorp	1,078,967
3,500		M&T Bank Corp.	393,400
4,400		Marshall & Ilsley Corp.	193,600
18,650	L	Mellon Financial Corp.	673,079
26,598		National City Corp.	925,610
8,750		Northern Trust Corp.	461,300
20,650		PNC Financial Services Group, Inc.	1,452,728
19,300	L	Regions Financial Corp.	671,254
14,000		State Street Corp.	874,720
14,400		SunTrust Banks, Inc.	1,042,128
9,509		Synovus Financial Corp.	269,580
83,231		US BanCorp.	2,572,670
64,743		Wachovia Corp.	3,630,140
34,250		Wells Fargo & Co.	2,198,850
3,650		Zions Bancorporation	301,198
			29,858,875
		Beverages: 3.1%
31,500	L	Anheuser-Busch Cos., Inc.	1,308,510
4,350		Brown-Forman Corp.	306,066
160,850		Coca-Cola Co.	6,750,875
14,600		Coca-Cola Enterprises, Inc.	286,890
800	@	Constellation Brands, Inc.	21,072
10,750		Pepsi Bottling Group, Inc.	315,620
123,600		PepsiCo, Inc.	7,305,996
			16,295,029
		Biotechnology: 0.8%
50,084	@, L	Amgen, Inc.	3,780,841
1,400	@, L	Biogen Idec, Inc.	66,150
4,600	@	Chiron Corp.	210,082
5,400	@	Genzyme Corp.	374,436
			4,431,509
		Building Materials: 0.2%
8,450		American Standard Cos, Inc.	334,451
18,665	L	Masco Corp.	582,161
4,550		Vulcan Materials Co.	359,450
			1,276,062
		Chemicals: 1.1%
9,200		Air Products & Chemicals, Inc.	590,272
40,850		Dow Chemical Co.	1,757,776
3,700	L	Eastman Chemical Co.	182,521
4,000		Ecolab, Inc.	144,760
19,800	L	EI Du Pont de Nemours & Co.	796,752
500		Engelhard Corp.	19,875
3,650		International Flavors & Fragrances, Inc.	126,400
12,250		PPG Industries, Inc.	742,718
13,600		Praxair, Inc.	734,128
9,300		Rohm & Haas Co.	462,675
5,250		Sherwin-Williams Co.	239,138
250		Sigma-Aldrich Corp.	16,103
			5,813,118
		Commercial Services: 1.1%
6,200	@, L	Apollo Group, Inc.	306,156
48,256		Cendant Corp.	802,015

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
14,804		Equifax, Inc.	$542,419
14,800		H&R Block, Inc.	330,040
30,550		McKesson Corp.	1,653,672
10,400		Moody’s Corp.	696,800
16,400		Paychex, Inc.	656,820
8,050		Robert Half International, Inc.	289,156
9,300		RR Donnelley & Sons Co.	313,038
			5,590,116
		Computers: 4.5%
5,500	@, L	Affiliated Computer Services, Inc.	346,060
54,800	@, L	Apple Computer, Inc.	3,755,992
7,750	@	Computer Sciences Corp.	421,135
107,450	@	Dell, Inc.	3,116,050
10,950		Electronic Data Systems Corp.	292,365
109,150	@	EMC Corp.	1,530,283
214,309		Hewlett-Packard Co.	7,031,478
72,150		International Business Machines Corp.	5,789,316
2,800	@, L	Lexmark International, Inc.	131,852
8,500	@, L	NCR Corp.	340,765
15,200	@, L	Network Appliance, Inc.	504,032
1,500	@, L	Unisys Corp.	10,020
			23,269,348
		Cosmetics/Personal Care: 2.3%
3,850		Alberto-Culver Co.	175,830
21,550		Colgate-Palmolive Co.	1,174,044
174,220		Procter & Gamble Co.	10,441,005
			11,790,879
		Distribution/Wholesale: 0.1%
8,000		Genuine Parts Co.	356,160
3,650		WW Grainger, Inc.	270,246
			626,406
		Diversified Financial Services: 7.8%
52,050		American Express Co.	2,804,454
12,290		Ameriprise Financial, Inc.	558,949
5,350		Bear Stearns Cos, Inc.	719,254
12,500	L	Capital One Financial Corp.	1,095,000
48,400		Charles Schwab Corp.	784,564
14,250		CIT Group, Inc.	766,223
208,550		Citigroup, Inc.	9,670,464
25,048		Countrywide Financial Corp.	863,655
15,300	@	E*Trade Financial Corp.	391,374
4,000		Fannie Mae	218,720
4,600		Federated Investors, Inc.	178,894
6,950		Franklin Resources, Inc.	713,626
20,700		Goldman Sachs Group, Inc.	2,924,703
100		Janus Capital Group, Inc.	2,193
142,500		JPMorgan Chase & Co.	5,862,450
19,050		Lehman Brothers Holdings, Inc.	2,780,348
47,750		Merrill Lynch & Co., Inc.	3,686,778
90,750		Morgan Stanley	5,414,145
18,100		SLM Corp.	1,021,021
5,150		T. Rowe Price Group, Inc.	395,417
			40,852,232
		Electric: 2.7%
28,800	@	AES Corp.	498,240

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
7,400	@, L	Allegheny Energy, Inc.	$264,624
15,150		American Electric Power Co., Inc.	552,975
11,250	L	CenterPoint Energy Resources Corp.	145,913
8,300	L	Cinergy Corp.	365,864
17,000	@, L	CMS Energy Corp.	239,360
9,400		Consolidated Edison, Inc.	431,178
8,684		Constellation Energy Group, Inc.	510,098
14,750		Dominion Resources, Inc.	1,107,725
3,700		DTE Energy Co.	160,210
66,150	L	Duke Energy Corp.	1,878,660
15,000		Edison International	665,400
13,200		FirstEnergy Corp.	674,256
18,200		FPL Group, Inc.	763,126
15,100	L	Pacific Gas & Electric Co.	574,555
4,700	L	Pinnacle West Capital Corp.	192,935
14,600		PPL Corp.	464,280
10,500	L	Progress Energy, Inc.	465,990
10,650		Public Service Enterprise Group, Inc.	739,004
15,550	L	Southern Co.	529,167
8,400	L	TECO Energy, Inc.	143,304
53,500		TXU Corp.	2,802,865
3,450	L	Xcel Energy, Inc.	64,032
			14,233,761
		Electrical Components & Equipment: 0.4%
28,803		Emerson Electric Co.	2,356,373
			2,356,373
		Electronics: 0.6%
43,050	@	Agilent Technologies, Inc.	1,549,800
9,050		Applera Corp. - Applied Biosystems Group	255,844
12,300	@	Jabil Circuit, Inc.	465,555
8,900		PerkinElmer, Inc.	211,731
102,100	@, L	Solectron Corp.	368,581
650	@	Thermo Electron Corp.	22,503
2,700	@	Waters Corp.	115,371
			2,989,385
		Engineering & Construction: 0.1%
9,000		Fluor Corp.	776,700
			776,700
		Entertainment: 0.1%
13,900	L	International Game Technology	497,203
			497,203
		Environmental Control: 0.1%
24,450		Waste Management, Inc.	813,207
			813,207
		Food: 1.4%
1,500	L	Albertson’s, Inc.	38,160
3,900		Campbell Soup Co.	121,407
21,650	L	ConAgra Foods, Inc.	455,300
36,450		General Mills, Inc.	1,795,163
15,300		HJ Heinz Co.	579,411
11,550		Kellogg Co.	511,781
30,250	@	Kroger Co.	606,210
5,700	L	McCormick & Co., Inc.	187,131

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
31,950	L	Safeway, Inc.	$776,705
31,202		Sara Lee Corp.	551,339
14,100		Supervalu, Inc.	445,560
9,800		Whole Foods Market, Inc.	626,024
8,503		WM Wrigley Jr. Co.	540,281
			7,234,472
		Forest Products & Paper: 0.4%
10,600		International Paper Co.	347,362
8,850	L	Louisiana-Pacific Corp.	251,606
4,350		MeadWestvaco Corp.	121,017
7,800		Plum Creek Timber Co., Inc.	289,770
4,200		Temple-Inland, Inc.	179,214
10,900	L	Weyerhaeuser Co.	744,361
			1,933,330
		Gas: 0.2%
4,700	L	Nicor, Inc.	201,771
18,300		Sempra Energy	875,472
			1,077,243
		Hand/Machine Tools: 0.1%
3,850	L	Black & Decker Corp.	329,483
1,400	L	Snap-On, Inc.	54,488
3,100		Stanley Works	155,434
			539,405
		Healthcare - Products: 3.0%
2,900	L	Bausch & Lomb, Inc.	200,709
26,750		Baxter International, Inc.	1,012,488
17,900		Becton Dickinson & Co.	1,142,915
24,750	@, L	Boston Scientific Corp.	604,395
4,010		CR Bard, Inc.	262,615
6,950		Guidant Corp.	533,482
124,750		Johnson & Johnson	7,191,838
50,700		Medtronic, Inc.	2,735,265
16,950		St. Jude Medical, Inc.	772,920
12,200		Stryker Corp.	563,884
5,200	@	Zimmer Holdings, Inc.	359,736
			15,380,247
		Healthcare - Services: 2.8%
40,800		Aetna, Inc.	2,080,800
11,300	@	Coventry Health Care, Inc.	673,706
16,150	@	Humana, Inc.	834,471
550	@, L	Laboratory Corp. of America Holdings	31,961
700		Quest Diagnostics	37,009
108,100		UnitedHealth Group, Inc.	6,294,663
61,000	@	WellPoint, Inc.	4,684,190
			14,636,800
		Home Furnishings: 0.1%
2,800		Harman International Industries, Inc.	308,980
2,800		Whirlpool Corp.	251,412
			560,392
		Household Products/Wares: 0.3%
3,200		Clorox Co.	195,040
6,350		Fortune Brands, Inc.	492,443
19,150		Kimberly-Clark Corp.	1,133,297
			1,820,780

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
		Housewares: 0.1%
12,700		Newell Rubbermaid, Inc.	$315,849
			315,849
		Insurance: 5.8%
13,500	@@	ACE Ltd.	752,355
21,800		Aflac, Inc.	1,008,250
28,400		Allstate Corp.	1,555,752
2,300		AMBAC Financial Group, Inc.	172,845
108,520		American International Group, Inc.	7,201,387
22,800	L	AON Corp.	903,108
20,900		Chubb Corp.	2,001,175
6,200		Cigna Corp.	761,050
7,997		Cincinnati Financial Corp.	354,747
17,000		Genworth Financial, Inc.	540,940
13,800		Hartford Financial Services Group, Inc.	1,136,844
5,650		Jefferson-Pilot Corp.	340,413
12,350	L	Lincoln National Corp.	701,110
6,318		Loews Corp.	582,899
22,806		Marsh & McLennan Cos., Inc.	704,933
6,750	L	MBIA, Inc.	396,495
53,850		Metlife, Inc.	2,698,962
4,450		MGIC Investment Corp.	283,688
20,750		Principal Financial Group	1,010,940
8,500		Progressive Corp.	913,325
51,150	L	Prudential Financial, Inc.	3,940,596
12,756		Safeco Corp.	657,062
28,300		St. Paul Cos.	1,216,334
4,600	L	Torchmark Corp.	251,482
12,900	L	UnumProvident Corp.	266,901
			30,353,593
		Internet: 0.8%
21,800	@, L	Amazon.com, Inc.	817,282
48,100	@, L	eBay, Inc.	1,926,886
5,200	@	Monster Worldwide, Inc.	254,592
45,392	@, L	Symantec Corp.	766,671
5,500	@, L	Yahoo!, Inc.	176,330
			3,941,761
		Iron/Steel: 0.3%
16,500	L	Nucor Corp.	1,419,825
500	L	United States Steel Corp.	27,250
			1,447,075
		Leisure Time: 0.4%
4,350	L	Brunswick Corp.	170,651
18,350		Carnival Corp.	947,778
19,150		Harley-Davidson, Inc.	1,005,567
7,050		Sabre Holdings Corp.	170,117
			2,294,113
		Lodging: 0.2%
6,850		Hilton Hotels Corp.	165,770
7,350		Marriott International, Inc.	502,740
8,150		Starwood Hotels & Resorts Worldwide, Inc.	517,525
			1,186,035

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
		Machinery - Diversified: 0.3%
1,000		Cummins, Inc.	$108,280
10,100		Deere & Co.	770,327
7,650		Rockwell Automation, Inc.	521,501
			1,400,108
		Media: 2.2%
11,800		Clear Channel Communications, Inc.	333,940
45,050	@, L	Comcast Corp.	1,208,692
1,100		Gannett Co., Inc.	68,376
26,700		McGraw-Hill Cos, Inc.	1,417,503
1,850		Meredith Corp.	101,917
6,150		New York Times Co.	173,553
105,850		News Corp., Inc.	1,723,238
97,550		Time Warner, Inc.	1,688,591
1,200		Tribune Co.	36,720
9,300	@, L	Univision Communications, Inc.	311,085
66,500	@	Viacom, Inc.	2,129,565
80,650		Walt Disney Co.	2,257,394
			11,450,574
		Mining: 0.5%
20,700		Freeport-McMoRan Copper & Gold, Inc.	1,048,041
19,300		Newmont Mining Corp.	1,021,356
4,600		Phelps Dodge Corp.	634,800
			2,704,197
		Miscellaneous Manufacturing: 4.4%
31,850		3M Co.	2,343,842
3,650	@	Cooper Industries Ltd.	305,505
11,000	L	Danaher Corp.	666,380
4,200		Dover Corp.	201,348
5,900		Eaton Corp.	411,053
439,950		General Electric Co.	14,461,157
34,800		Honeywell International, Inc.	1,425,060
9,000		Illinois Tool Works, Inc.	772,560
15,500	@@	Ingersoll-Rand Co.	635,965
7,300		ITT Industries, Inc.	383,250
5,200		Parker Hannifin Corp.	406,484
6,450		Textron, Inc.	568,310
8,400	@@, L	Tyco International Ltd.	216,636
			22,797,550
		Office/Business Equipment: 0.2%
9,650		Pitney Bowes, Inc.	412,441
38,750	@, L	Xerox Corp.	577,375
			989,816
		Oil & Gas: 9.0%
3,350		Amerada Hess Corp.	463,339
10,600		Anadarko Petroleum Corp.	1,051,096
13,740		Apache Corp.	919,481
26,950		Burlington Resources, Inc.	2,430,351
100,934		ChevronTexaco Corp.	5,700,752
80,618	L	ConocoPhillips	4,914,473
20,500		Devon Energy Corp.	1,201,915
11,100	L	EOG Resources, Inc.	748,140
342,350		Exxon Mobil Corp.	20,325,320
4,650		Kerr-McGee Corp.	454,305

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
16,100		Marathon Oil Corp.	$1,136,660
3,500		Murphy Oil Corp.	164,045
5,800	@, @@	Nabors Industries Ltd.	382,510
17,950		Occidental Petroleum Corp.	1,643,143
4,100	@	Rowan Cos., Inc.	165,025
13,600		Sunoco, Inc.	1,007,760
6,900	@, L	Transocean, Inc.	511,842
62,200		Valero Energy Corp.	3,345,738
1,500		XTO Energy, Inc.	62,835
			46,628,730
		Oil & Gas Services: 0.9%
14,300		Baker Hughes, Inc.	971,971
10,750		Halliburton Co.	731,000
24,600		Schlumberger Ltd.	2,829,000
			4,531,971
		Packaging & Containers: 0.1%
5,050		Ball Corp.	215,130
4,200		Sealed Air Corp.	238,896
			454,026
		Pharmaceuticals: 5.6%
63,800		Abbott Laboratories	2,818,684
5,500		Allergan, Inc.	595,430
23,100	L	AmerisourceBergen Corp.	1,062,369
19,300		Cardinal Health, Inc.	1,401,180
20,600	@	Caremark Rx, Inc.	1,024,850
15,500	@	Express Scripts, Inc.	1,352,685
14,150	@	Forest Laboratories, Inc.	649,485
21,100	@	Gilead Sciences, Inc.	1,313,897
16,574	@	Hospira, Inc.	657,988
17,716	@	King Pharmaceuticals, Inc.	287,885
10,952	@	Medco Health Solutions, Inc.	610,245
133,650		Merck & Co., Inc.	4,659,039
9,200	L	Mylan Laboratories	211,600
308,330		Pfizer, Inc.	8,075,163
67,700		Schering-Plough Corp.	1,252,450
4,800	@	Watson Pharmaceuticals, Inc.	143,904
56,300		Wyeth	2,803,740
			28,920,594
		Pipelines: 0.2%
3,950		Kinder Morgan, Inc.	366,481
21,200		Williams Cos., Inc.	457,284
			823,765
		Real Estate Investment Trust: 0.3%
3,900		Apartment Investment & Management Co.	172,809
900	L	Archstone-Smith Trust	42,660
1,700	L	Equity Office Properties Trust	53,465
1,100		Prologis	57,772
3,800		Public Storage, Inc.	296,476
9,400	L	Simon Property Group LP	779,918
			1,403,100
		Retail: 6.7%
1,050	@, L	Autonation, Inc.	21,956
2,500	@	Autozone, Inc.	241,700

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
12,250	@	Bed Bath & Beyond, Inc.	$441,490
29,900	L	Best Buy Co., Inc.	1,610,414
8,800	L	Circuit City Stores, Inc.	211,464
33,600		Costco Wholesale Corp.	1,723,008
15,950	L	Darden Restaurants, Inc.	668,943
12,500	L	Dollar General Corp.	217,750
750	L	Family Dollar Stores, Inc.	19,290
12,250		Federated Department Stores	870,240
40,100		Gap, Inc.	743,454
124,900		Home Depot, Inc.	5,264,535
26,350		JC Penney Co., Inc.	1,545,164
7,200	@, L	Kohl’s Corp.	346,392
1,550		Limited Brands	36,689
52,050		Lowe’s Cos., Inc.	3,548,769
85,350		McDonald’s Corp.	2,979,569
15,400		Nordstrom, Inc.	585,200
14,700	@	Office Depot, Inc.	524,496
4,700	@, L	Sears Holding Corp.	566,115
52,925		Staples, Inc.	1,298,780
32,200	@	Starbucks Corp.	1,169,504
36,600		Target Corp.	1,991,040
6,300	L	Tiffany & Co.	233,919
19,150	L	TJX Cos., Inc.	468,984
101,640		Wal-Mart Stores, Inc.	4,610,390
42,950		Walgreen Co.	1,926,737
5,450		Wendy’s International, Inc.	315,555
12,850		Yum! Brands, Inc.	612,945
			34,794,492
		Savings & Loans: 0.2%
10,600	L	Golden West Financial Corp.	752,918
4,132		Washington Mutual, Inc.	176,436
			929,354
		Semiconductors: 3.4%
16,900	@	Advanced Micro Devices, Inc.	653,523
15,100	@, L	Altera Corp.	302,604
16,100		Analog Devices, Inc.	614,054
66,950		Applied Materials, Inc.	1,227,863
19,650	@	Broadcom Corp.	886,019
18,868	@	Freescale Semiconductor, Inc.	510,191
278,000		Intel Corp.	5,726,800
8,200	L	Kla-Tencor Corp.	428,286
12,850		Linear Technology Corp.	473,651
16,200	@, L	LSI Logic Corp.	157,950
13,450		Maxim Integrated Products	525,761
13,000		Micron Technology, Inc.	201,630
36,050		National Semiconductor Corp.	1,011,203
5,800	@, L	Novellus Systems, Inc.	155,034
7,000	@	Nvidia Corp.	329,910
3,450	@, L	QLogic Corp.	141,933
152,200		Texas Instruments, Inc.	4,543,170
			17,889,582
		Software: 4.6%
23,300	L	Adobe Systems, Inc.	899,846
23,050		Autodesk, Inc.	867,833
26,550		Automatic Data Processing, Inc.	1,226,345
23,150	@	BMC Software, Inc.	506,291
21,732	L	CA, Inc.	590,241

			PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)
18,450	@	Citrix Systems, Inc.	$597,042
32,400	@	Compuware Corp.	266,004
1,250	@	Electronic Arts, Inc.	64,963
3,218		First Data Corp.	145,228
7,300	@, L	Fiserv, Inc.	302,950
8,700		IMS Health, Inc.	209,670
18,500	@	Intuit, Inc.	898,730
546,150		Microsoft Corp.	14,691,435
41,350	@	Novell, Inc.	393,239
158,300	@	Oracle Corp.	1,966,086
11,200	@	Parametric Technology Corp.	170,464
			23,796,367
		Telecommunications: 6.1%
223,614		AT&T, Inc.	6,169,510
18,650	@, L	Avaya, Inc.	207,388
120,100		BellSouth Corp.	3,792,758
6,600		CenturyTel, Inc.	237,468
343,450	@	Cisco Systems, Inc.	6,951,428
850	@, L	Comverse Technology, Inc.	24,446
63,650	@	Corning, Inc.	1,553,697
163,800		Motorola, Inc.	3,505,320
68,600		Qualcomm, Inc.	3,238,606
63,081		Sprint Corp. - FON Group	1,515,836
16,750	@	Tellabs, Inc.	246,058
121,700		Verizon Communications, Inc.	4,101,290
			31,543,805
		Textiles: 0.0%
3,000		Cintas Corp.	123,270
			123,270
		Toys/Games/Hobbies: 0.1%
18,600		Hasbro, Inc.	377,394
8,450		Mattel, Inc.	142,383
			519,777
		Transportation: 1.7%
15,600		Burlington Northern Santa Fe Corp.	1,226,754
22,750		CSX Corp.	1,259,895
1,260		FedEx Corp.	135,122
42,300		Norfolk Southern Corp.	2,164,914
1,200		Union Pacific Corp.	106,260
50,900		United Parcel Service, Inc.	3,802,739
			8,695,684
		Total Common Stock
		(Cost $396,311,485)	518,461,901

Principal Amount			Value

SHORT-TERM INVESTMENT: 9.2%
		Repurchase Agreement: 0.2%
$1,170,000		Goldman Sachs Repurchase Agreement dated 02/28/06, 4.550%, due 03/01/06, $1,170,148 to be received upon repurchase (Collateralized by $1,189,000 Federal Home Loan Mortage Corporation, 4.375%, Market Value plus accrued interest $1,194,264, due 11/16/07)	$1,170,000
		Total Repurchase Agreement
		(Cost $1,170,000)	1,170,000

PORTFOLIO OF INVESTMENTS
ING Index Plus Large Cap Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount				Value

		Securities Lending CollateralCC: 9.0%
46,652,000		The Bank of New York Insitutional Cash Reserves Fund		$46,652,000
		Total Securities Lending Collateral
		(Cost $46,652,000)		46,652,000
		Total Short-Term Investments:
		(Cost $47,822,000)		47,822,000
		Total Investments in Securities
		(Cost $444,133,485)*	108.9%	$566,283,901
		Other Assets and Liabilities—Net	(8.9)	(46,231,891)
		Net Assets	100.0%	$520,052,010

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $461,054,396.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$107,306,447
		Gross Unrealized Depreciation		(2,076,942)
		Net Unrealized Appreciation		$105,229,505

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.8%
		Advertising: 0.3%
12,120	L	Catalina Marketing Corp.	$268,822
29,614		Harte-Hanks, Inc.	829,488
			1,098,310
		Aerospace/Defense: 0.4%
11,294	@, L	Alliant Techsystems, Inc.	863,087
12,045		DRS Technologies, Inc.	635,615
2,050	@	Sequa Corp.	174,066
			1,672,768
		Agriculture: 0.0%
2,089	L	Universal Corp.	84,960
			84,960
		Airlines: 0.2%
27,000	@, L	Airtran Holdings, Inc.	480,060
10,300	@, L	Alaska Air Group, Inc.	330,115
			810,175
		Apparel: 0.9%
46,494		Polo Ralph Lauren Corp.	2,694,792
19,503	@, L	Timberland Co.	683,580
			3,378,372
		Auto Parts & Equipment: 0.5%
21,999		ArvinMeritor, Inc.	368,263
3,450	L	Bandag, Inc.	147,557
17,066		BorgWarner, Inc.	951,771
11,347		Modine Manufacturing Co.	318,283
			1,785,874
		Banks: 3.6%
41,094		Associated Banc-Corp.	1,416,510
40,224		Bank of Hawaii Corp.	2,147,962
15,168	L	Cathay General Bancorp	540,436
12,557		City National Corp.	953,830
46,393		Colonial BancGroup, Inc.	1,164,928
13,549		Cullen/Frost Bankers, Inc.	746,821
21,320		FirstMerit Corp.	527,457
13,600		Greater Bay Bancorp	365,840
8,015	L	Investors Financial Services Corp.	361,557
37,335		Mercantile Bankshares Corp.	1,426,197
3,902	@	SVB Financial Group	198,963
33,680	L	TCF Financial Corp.	854,125
10,586		Texas Regional Bancshares, Inc.	326,896
6,400	L	Webster Financial Corp.	301,760
5,786		Westamerica Bancorporation	313,833
52,467		Wilmington Trust Corp.	2,246,112
			13,893,227
		Beverages: 0.1%
18,922		PepsiAmericas, Inc.	452,614
			452,614

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
		Biotechnology: 1.4%
20,470	@	Charles River Laboratories International, Inc.	$989,725
27,577	@, L	Invitrogen Corp.	1,956,037
89,700	@	Millennium Pharmaceuticals, Inc.	940,056
33,500	@, L	PDL BioPharma, Inc.	1,048,885
12,000	@, L	Vertex Pharmaceuticals, Inc.	518,880
			5,453,583
		Building Materials: 0.8%
32,130		Martin Marietta Materials, Inc.	3,132,675
			3,132,675
		Chemicals: 2.5%
20,000		Airgas, Inc.	727,800
7,481		Albemarle Corp.	317,568
5,161		Cabot Corp.	191,060
71,600		Chemtura Corp.	793,328
4,421		Cytec Industries, Inc.	235,816
11,750		Ferro Corp.	235,940
11,179	@	FMC Corp.	679,795
34,222		Lubrizol Corp.	1,480,444
100,338		Lyondell Chemical Co.	2,099,071
5,550		Minerals Technologies, Inc.	297,092
20,858		Olin Corp.	438,227
32,850		RPM International, Inc.	592,614
12,000		Sensient Technologies Corp.	215,040
46,170		Valspar Corp.	1,220,273
			9,524,068
		Coal: 1.4%
21,400		Arch Coal, Inc.	1,564,554
80,800		Peabody Energy Corp.	3,900,216
			5,464,770
		Commercial Services: 4.7%
62,304	L	Adesa, Inc.	1,557,600
20,489	@, L	Alliance Data Systems Corp.	886,354
6,300		Banta Corp.	306,873
29,550	@	Career Education Corp.	970,422
27,450	@	ChoicePoint, Inc.	1,218,780
26,438	@, L	Corinthian Colleges, Inc.	342,636
17,054		Corporate Executive Board Co.	1,705,400
459	L	Deluxe Corp.	11,369
7,200	@	DeVry, Inc.	169,056
34,270	@	Education Management Corp.	1,288,552
16,149	@	Gartner, Inc.	227,378
10,563	@	ITT Educational Services, Inc.	654,906
5,371		Kelly Services, Inc.	144,963
12,142	@, L	Korn/Ferry Intl.	255,589
15,026	@, L	Laureate Education, Inc.	778,046
40,787		Manpower, Inc.	2,187,815
28,988	@	MPS Group, Inc.	438,878
39,169		Pharmaceutical Product Development, Inc.	2,725,771
36,853	@, L	Quanta Services, Inc.	504,518
7,800	@	Rent - A - Center, Inc.	182,052
15,384		Rollins, Inc.	297,988
14,419	@, L	Sotheby’s Holdings	304,529
18,700	@, L	United Rentals, Inc.	609,620

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
12,650	@	Valassis Communications, Inc.	$348,508
			18,117,603
		Computers: 6.1%
9,178	@	Anteon International Corp.	507,452
36,000	@	BISYS Group, Inc.	507,960
82,662	@, L	Cadence Design Systems, Inc.	1,467,251
73,594	@	Ceridian Corp.	1,903,141
41,450	@	Cognizant Technology Solutions Corp.	2,387,935
19,725		Diebold, Inc.	789,000
19,395	@, L	DST Systems, Inc.	1,090,581
25,616		Imation Corp.	1,123,262
9,205	L	Jack Henry & Associates, Inc.	202,602
40,700	@, L	McData Corp.	179,894
24,300	@	Mentor Graphics Corp.	272,889
35,347		Reynolds & Reynolds Co.	979,112
98,750	@, L	Sandisk Corp.	5,958,575
10,200	@	SRA International, Inc.	352,104
115,237	@, L	Synopsys, Inc.	2,520,233
148,786	@, L	Western Digital Corp.	3,310,489
			23,552,480
		Distribution/Wholesale: 0.4%
8,139	L	CDW Corp.	462,784
14,233	@, L	Ingram Micro, Inc.	281,529
17,003	@, L	Tech Data Corp.	706,135
			1,450,448
		Diversified Financial Services: 3.3%
21,835		AG Edwards, Inc.	976,025
97,484	@, L	AmeriCredit Corp.	2,875,778
22,287	L	Eaton Vance Corp.	628,048
32,257	L	IndyMac Bancorp, Inc.	1,252,217
14,881		Jefferies Group, Inc.	848,812
37,024		Legg Mason, Inc.	4,834,964
17,192		Raymond James Financial, Inc.	738,912
25,200	L	Waddell & Reed Financial, Inc.	586,908
			12,741,664
		Electric: 4.2%
37,753		Alliant Energy Corp.	1,249,624
71,265	@	Aquila, Inc.	277,934
9,284		Black Hills Corp.	320,948
533	L	DPL, Inc.	14,348
15,600		Duquesne Light Holdings, Inc.	270,660
47,723		Energy East Corp.	1,195,938
22,212	L	Great Plains Energy, Inc.	630,821
24,027	L	Hawaiian Electric Industries	642,242
13,244	L	Idacorp, Inc.	436,257
37,526		MDU Resources Group, Inc.	1,322,792
17,650		Northeast Utilities	346,293
33,660		NSTAR	988,258
29,266	L	OGE Energy Corp.	841,398
63,954		Pepco Holdings, Inc.	1,520,187
21,512		PNM Resources, Inc.	532,422
37,096		Puget Energy, Inc.	799,790
36,800		SCANA Corp.	1,500,704
54,300	@	Sierra Pacific Resources	773,232
3,090		Westar Energy, Inc.	66,497

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
37,750		Wisconsin Energy Corp.	$1,542,843
13,498		WPS Resources Corp.	709,320
			15,982,508
		Electrical Components & Equipment: 0.9%
36,783		Ametek, Inc.	1,575,784
20,362	@	Energizer Holdings, Inc.	1,112,376
18,653		Hubbell, Inc.	866,805
			3,554,965
		Electronics: 2.7%
26,400		Amphenol Corp.	1,326,072
85,632	@	Arrow Electronics, Inc.	2,979,137
42,402	@, L	Avnet, Inc.	1,065,562
46,160	L	Gentex Corp.	769,026
22,701	@	Kemet Corp.	202,266
15,375		National Instruments Corp.	498,919
34,766	@	Plexus Corp.	1,166,747
17,287	@	Thomas & Betts Corp.	850,520
20,680	@	Varian, Inc.	825,132
50,521	@, L	Vishay Intertechnology, Inc.	733,565
			10,416,946
		Engineering & Construction: 0.5%
10,300	L	Granite Construction, Inc.	477,405
17,908	@, L	Jacobs Engineering Group, Inc.	1,535,432
			2,012,837
		Entertainment: 0.5%
35,850	@	GTECH Holdings Corp.	1,196,673
10,666		International Speedway Corp.	505,142
12,650	@, L	Macrovision Corp.	255,657
			1,957,472
		Environmental Control: 0.7%
7,979		Mine Safety Appliances Co.	317,963
36,680		Republic Services, Inc.	1,425,752
13,650	@, L	Stericycle, Inc.	825,143
			2,568,858
		Food: 1.3%
40,400	@	Dean Foods Co.	1,513,788
56,542		Hormel Foods Corp.	1,946,741
16,278		JM Smucker Co.	643,307
11,509		Ruddick Corp.	278,288
12,100	@	Smithfield Foods, Inc.	319,803
8,262	L	Tootsie Roll Industries, Inc.	233,484
			4,935,411
		Forest Products & Paper: 0.5%
13,123		Bowater, Inc.	341,460
13,521	L	Glatfelter	222,285
14,300		Longview Fibre Co.	269,126
22,366	L	Rayonier, Inc.	963,975
1	@@	Stora Enso OYJ ADR	14
			1,796,860
		Gas: 0.8%
25,112		AGL Resources, Inc.	901,521

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
39,550		Oneok, Inc.	$1,209,835
22,415		Vectren Corp.	590,859
14,405	L	WGL Holdings, Inc.	443,674
			3,145,889
		Hand/Machine Tools: 0.1%
7,475		Kennametal, Inc.	437,138
			437,138
		Healthcare - Products: 3.9%
32,440		Beckman Coulter, Inc.	1,750,138
32,100	@, L	Cytyc Corp.	925,443
55,758		Dentsply International, Inc.	3,177,648
16,750	@	Edwards Lifesciences Corp.	692,613
14,064	@	Gen-Probe, Inc.	702,637
25,900	@, L	Henry Schein, Inc.	1,208,235
18,423		Hillenbrand Industries, Inc.	936,625
10,200	@, L	Inamed Corp.	901,986
10,600	@	Intuitive Surgical, Inc.	956,120
33,202		Steris Corp.	822,414
10,700	@, L	Techne Corp.	636,329
40,350	@, L	Varian Medical Systems, Inc.	2,335,458
			15,045,646
		Healthcare - Services: 2.8%
15,218	@	Apria Healthcare Group, Inc.	349,862
30,123	@	Community Health Systems, Inc.	1,142,264
19,001	@	Covance, Inc.	1,072,606
74,300	@	Health Net, Inc.	3,562,685
6,600	@, L	LifePoint Hospitals, Inc.	204,996
48,244	@, L	Lincare Holdings, Inc.	1,973,180
20,525	@	Renal Care Group, Inc.	979,248
27,775		Universal Health Services, Inc.	1,395,138
			10,679,979
		Holding Companies - Diversified: 0.4%
24,913	L	Leucadia National Corp.	1,351,530
			1,351,530
		Home Builders: 0.2%
456		MDC Holdings, Inc.	27,948
9,550	L	Thor Industries, Inc.	450,760
14,500	@, L	Toll Brothers, Inc.	469,220
			947,928
		Home Furnishings: 0.1%
15,643	L	Furniture Brands International, Inc.	386,695
			386,695
		Household Products/Wares: 0.6%
21,055	L	American Greetings	441,734
9,150	L	Blyth, Inc.	203,862
17,683	L	Church & Dwight, Inc.	610,594
12,558		Scotts Co.	601,403
13,350		Tupperware Corp.	282,887
			2,140,480
		Insurance: 7.5%
36,074	L	American Financial Group, Inc.	1,493,464

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
30,815	L	AmerUs Group Co.	$1,856,604
27,996	L	Arthur J Gallagher & Co.	825,602
31,900		Brown & Brown, Inc.	997,513
8,363	@@	Everest Re Group Ltd.	828,272
65,492		Fidelity National Financial, Inc.	2,472,978
70,686		First American Corp.	2,980,122
14,967		Hanover Insurance Group, Inc.	725,151
54,553	L	HCC Insurance Holdings, Inc.	1,756,061
17,115		Horace Mann Educators Corp.	319,195
10,375		Mercury General Corp.	579,963
50,789		Ohio Casualty Corp.	1,554,651
89,973		Old Republic International Corp.	1,915,525
26,950	L	PMI Group, Inc.	1,166,935
22,858		Protective Life Corp.	1,114,328
41,355		Radian Group, Inc.	2,346,896
20,954		Stancorp Financial Group, Inc.	1,133,611
12,655	L	Unitrin, Inc.	611,869
71,662	L	WR Berkley Corp.	4,148,513
			28,827,253
		Internet: 1.5%
12,750	@	Avocent Corp.	425,978
27,300	@, L	Checkfree Corp.	1,350,258
11,800	@, L	F5 Networks, Inc.	800,276
121,900	@, L	McAfee, Inc.	2,835,394
20,200	@, L	RSA Security, Inc.	296,536
			5,708,442
		Iron/Steel: 0.1%
10,577	L	Steel Dynamics, Inc.	486,542
			486,542
		Leisure Time: 0.1%
19,200		Callaway Golf Co.	316,608
			316,608
		Lodging: 0.1%
12,278		Boyd Gaming Corp.	536,917
			536,917
		Machinery - Construction & Mining: 0.5%
37,450		Joy Global, Inc.	1,930,922
			1,930,922
		Machinery - Diversified: 0.7%
15,500	@	Flowserve Corp.	796,700
20,642		Graco, Inc.	860,152
13,581		Nordson Corp.	677,964
8,100	@, L	Zebra Technologies Corp.	357,534
			2,692,350
		Media: 1.0%
28,426	L	Belo Corp.	603,768
11,200	@	Emmis Communications Corp.	183,344
11,684	@	Entercom Communications Corp.	329,138
12,547		Lee Enterprises, Inc.	438,518
2,713		Media General, Inc.	135,921
25,000	L	Reader’s Digest Association, Inc.	379,750
10,802	@, L	Scholastic Corp.	317,795

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
1,756		Washington Post	$1,320,951
13,298		Westwood One, Inc.	148,273
			3,857,458
		Metal Fabricate/Hardware: 0.8%
40,998		Precision Castparts Corp.	2,174,534
10,200		Timken Co.	292,536
21,498		Worthington Industries	421,361
			2,888,431
		Miscellaneous Manufacturing: 1.6%
8,075		Brink’s Co.	395,433
8,500		Carlisle Cos., Inc.	668,100
19,861		Crane Co.	764,450
23,082		Donaldson Co., Inc.	800,022
14,259	L	Federal Signal Corp.	255,379
13,740		Harsco Corp.	1,096,177
7,441		Lancaster Colony Corp.	298,682
7,445	L	SPX Corp.	366,666
25,856		Teleflex, Inc.	1,671,590
			6,316,499
		Office Furnishings: 0.6%
47,075		Herman Miller, Inc.	1,421,194
16,351		HNI, Corp.	953,100
			2,374,294
		Oil & Gas: 4.9%
13,465	@, L	Denbury Resources, Inc.	381,733
47,068	L	ENSCO International, Inc.	2,103,469
16,250	@, L	Forest Oil Corp.	806,813
33,909		Helmerich & Payne, Inc.	2,230,195
37,600	@	Newfield Exploration Co.	1,453,240
103,095		Noble Energy, Inc.	4,334,114
51,200		Patterson-UTI Energy, Inc.	1,410,560
37,750		Pioneer Natural Resources Co.	1,588,898
46,856		Pogo Producing Co.	2,336,240
47,800	@	Pride International, Inc.	1,480,366
20,100	@	Southwestern Energy Co.	645,009
			18,770,637
		Oil & Gas Services: 2.3%
76,090	@	Cooper Cameron Corp.	3,081,645
20,450	@	FMC Technologies, Inc.	959,514
37,850	@	Grant Prideco, Inc.	1,531,790
23,800	L	Smith International, Inc.	921,774
47,000		Tidewater, Inc.	2,455,750
			8,950,473
		Packaging & Containers: 0.6%
21,423		Packaging Corp. of America	488,659
49,370		Sonoco Products Co.	1,615,386
			2,104,045
		Pharmaceuticals:1.8%
17,474	@, L	Cephalon, Inc.	1,388,834
36,307		Omnicare, Inc.	2,209,281
24,596		Perrigo Co.	390,830
31,500	@, L	Sepracor, Inc.	1,805,265

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
28,400	L	Valeant Pharmaceuticals International	$506,088
24,650	@, L	VCA Antech, Inc.	688,968
			6,989,266
		Pipelines: 1.2%
39,042	L	Equitable Resources, Inc.	1,419,567
27,360	L	National Fuel Gas Co.	885,917
28,850		Questar Corp.	2,113,263
			4,418,747
		Real Estate Investment Trust: 2.8%
25,400		AMB Property Corp.	1,362,710
31,750		Developers Diversified Realty Corp.	1,593,533
16,250	L	Highwoods Properties, Inc.	525,688
20,300	L	Hospitality Properties Trust	903,350
21,796	L	Liberty Property Trust	976,025
20,900	L	Macerich Co.	1,505,845
12,307		Mack-Cali Realty Corp.	552,584
29,231	L	New Plan Excel Realty Trust	732,237
14,384		Regency Centers Corp.	927,768
25,223	L	United Dominion Realty Trust, Inc.	674,715
23,877		Weingarten Realty Investors	940,276
			10,694,731
		Retail: 11.2%
15,800	@, L	99 Cents Only Stores	179,804
26,041		Abercrombie & Fitch Co.	1,753,080
32,675	@	Advance Auto Parts	1,351,111
15,300	@, L	Aeropostale, Inc.	438,957
105,000	L	American Eagle Outfitters	2,671,200
56,931	@	AnnTaylor Stores Corp.	2,066,595
22,925		Applebees International, Inc.	530,485
43,050		Barnes & Noble, Inc.	1,854,164
20,150	@, L	BJ’s Wholesale Club, Inc.	637,949
10,827	L	Bob Evans Farms, Inc.	315,824
8,200		Borders Group, Inc.	197,866
43,921		Brinker International, Inc.	1,829,310
25,966	@	Carmax, Inc.	815,852
14,150	L	CBRL Group, Inc.	628,685
23,575	@, L	Cheesecake Factory	852,472
105,203	@, L	Chico’s FAS, Inc.	4,949,801
77,063		Claire’s Stores, Inc.	2,469,099
20,233	@	Copart, Inc.	522,821
80,243	@, L	Dollar Tree Stores, Inc.	2,200,263
47,000		Foot Locker, Inc.	1,086,170
17,200	@, L	GameStop Corp.	688,516
40,400		Michaels Stores, Inc.	1,296,840
15,200		MSC Industrial Direct Co.	720,024
86,271	@	O’Reilly Automotive, Inc.	2,822,787
7,600	L	Outback Steakhouse, Inc.	317,756
22,350	@	Pacific Sunwear of California	532,154
51,650	@, L	Payless Shoesource, Inc.	1,224,105
40,150		Petsmart, Inc.	1,042,294
12,500		Regis Corp.	478,500
106,344		Ross Stores, Inc.	3,011,662
10,427	L	Ruby Tuesday, Inc.	297,691
39,952	@, L	Saks, Inc.	755,093
31,000	@	Urban Outfitters, Inc.	871,100
35,250	@, L	Williams-Sonoma, Inc.	1,427,273
			42,837,303

			PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund			as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)
		Savings & Loans: 0.7%
26,250		Astoria Financial Corp.	$752,588
23,650		First Niagara Financial Group, Inc.	333,229
22,050		Independence Community Bank Corp.	903,609
32,957	L	Washington Federal, Inc.	779,763
			2,769,189
		Semiconductors: 4.0%
18,608	@	Atmel Corp.	84,666
29,500	@, L	Credence Systems Corp.	255,470
34,600	@	Fairchild Semiconductor International, Inc.	601,348
56,420	@	Integrated Device Technology, Inc.	837,837
45,950		Intersil Corp.	1,302,223
86,961	@, L	Lam Research Corp.	3,748,019
6,099	@	Lattice Semiconductor Corp.	27,750
79,800	@	MEMC Electronic Materials, Inc.	2,672,502
52,050	@	Micrel, Inc.	727,139
92,300	L	Microchip Technology, Inc.	3,248,960
20,800	@	Semtech Corp.	390,624
22,250	@, L	Silicon Laboratories, Inc.	1,067,555
55,125	@	Triquint Semiconductor, Inc.	261,293
			15,225,386
		Software: 2.5%
24,800		Acxiom Corp.	641,824
7,766	@, L	Advent Software, Inc.	215,895
14,100	@, L	CSG Systems International	309,918
29,281	@	D&B Corp.	2,129,900
18,801		Fair Isaac Corp.	801,299
28,096		Fidelity National Information Services, Inc.	1,114,006
42,992		MoneyGram International, Inc.	1,232,581
17,976	L	SEI Investments Co.	751,217
69,840	@, L	Sybase, Inc.	1,489,687
19,870	@	Transaction Systems Architects, Inc.	662,863
22,948	@, L	Wind River Systems, Inc.	355,006
			9,704,196
		Telecommunications: 1.9%
47,564	@	3Com Corp.	221,173
32,700		Adtran, Inc.	899,904
64,018	@	Cincinnati Bell, Inc.	261,834
13,966	@, L	CommScope, Inc.	335,044
73,943		Harris Corp.	3,377,716
5,800	L	Plantronics, Inc.	200,448
27,350	@, L	Polycom, Inc.	531,137
13,200	@, L	Powerwave Technologies, Inc.	193,776
29,844		Telephone & Data Systems, Inc.	1,116,166
			7,137,198
		Textiles: 0.4%
16,043	@, L	Mohawk Industries, Inc.	1,387,880
			1,387,880
		Transportation: 2.7%
12,761		Alexander & Baldwin, Inc.	621,820
57,932		CH Robinson Worldwide, Inc.	2,596,512
23,280		CNF, Inc.	1,168,190

PORTFOLIO OF INVESTMENTS
ING Index Plus Mid Cap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 98.8% (continued)
32,872	L	Expeditors International Washington, Inc.		$2,557,113
37,500	L	JB Hunt Transport Services, Inc.		887,250
23,300		Overseas Shipholding Group		1,178,281
15,400	@, L	Swift Transportation Co., Inc.		367,136
17,845	@, L	YRC Worldwide, Inc.		853,705
				10,230,007
		Trucking & Leasing: 0.2%
16,122		GATX Corp.		640,043
				640,043
		Water: 0.3%
41,541		Aqua America, Inc.		1,193,889
				1,193,889
		Total Common Stock
		(Cost $298,717,638)		378,963,439

Principal
Amount				Value

SHORT-TERM INVESTMENT: 22.5%
		Repurchase Agreement: 0.7%
$2,457,000		Goldman Sachs Repurchase Agreement dated 02/28/06, 4.550%, due 03/01/06, $2,457,311 to be received upon repurchase (Collateralized by $2,582,000 Federal Home Loan Mortage Corporation, 4.125%, Market Value plus accrued interest $2,506,866, due 07/12/10)		$2,457,000
		Total Repurchase Agreement
		(Cost $2,457,000)		2,457,000

		Securities Lending CollateralCC: 21.8%
83,586,000		The Bank of New York Insitutional Cash Reserves Fund		83,586,000
		Total Securities Lending Collateral
		(Cost $83,586,000)		83,586,000
		Total Short-Term Investments:
		(Cost $86,043,000)		86,043,000
		Total Investments in Securities
		(Cost $384,760,638)*	121.3%	$465,006,439
		Other Assets and Liabilities—Net	(21.3)	(81,588,997)
		Net Assets	100.0%	$383,417,442

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $388,664,925.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$78,474,037
		Gross Unrealized Depreciation		(2,132,523)
		Net Unrealized Appreciation		$76,341,514

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%
		Advertising: 0.2%
9,070	L	Advo, Inc.	$291,601
			291,601
		Aerospace/Defense: 1.8%
10,140	@	AAR Corp.	256,643
14,734	@, L	Armor Holdings, Inc.	865,328
6,510		Curtiss-Wright Corp.	402,578
1,620		EDO Corp.	47,191
7,620	@	Esterline Technologies Corp.	317,297
10,139		Kaman Corp.	230,257
10,329	@	Moog, Inc.	346,641
25,013	@	Teledyne Technologies, Inc.	828,681
4,180	@	Triumph Group, Inc.	174,933
			3,469,549
		Agriculture: 0.1%
11,120		Delta & Pine Land Co.	281,447
			281,447
		Airlines: 0.8%
26,494	@	Mesa Air Group, Inc.	302,561
43,803		Skywest, Inc.	1,268,973
			1,571,534
		Apparel: 1.4%
1,385	@	Ashworth, Inc.	11,579
23,985	@	Gymboree Corp.	548,297
18,800		K-Swiss, Inc.	548,584
7,670	L	Kellwood Co.	197,426
3,670		Oxford Industries, Inc.	168,013
10,360		Phillips-Van Heusen	367,780
13,708	@, L	Quiksilver, Inc.	198,766
8,550	L	Russell Corp.	122,094
11,732		Stride Rite Corp.	163,075
15,973		Wolverine World Wide, Inc.	352,364
			2,677,978
		Auto Manufacturers: 0.7%
21,462		Oshkosh Truck Corp.	1,217,539
9,000		Wabash National Corp.	179,730
			1,397,269
		Auto Parts & Equipment: 0.1%
6,060	L	Superior Industries International	130,593
			130,593
		Banks: 5.0%
9,640		Boston Private Financial Holdings, Inc.	295,080
9,534		Central Pacific Financial Corp.	352,758
19,783		Chittenden Corp.	569,553
10,598		Community Bank System, Inc.	229,659
15,750		East-West Bancorp, Inc.	593,618
24,525	@@, L	First Bancorp Puerto Rico	310,487

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
13,090		First Midwest Bancorp, Inc.	$440,217
6,692		First Republic Bank	242,853
48,536		Fremont General Corp.	1,151,274
8,741	L	Glacier Bancorp, Inc.	275,691
7,960		Gold Banc Corp., Inc.	145,588
11,420		Hanmi Financial Corp.	204,989
8,206		Irwin Financial Corp.	164,448
4,879	L	Nara Bancorp, Inc.	85,236
339	L	PrivateBancorp, Inc.	12,858
5,887		Prosperity Bancshares, Inc.	169,899
9,638		Provident Bankshares Corp.	350,534
19,346	L	Republic Bancorp, Inc.	234,667
23,016	L	South Financial Group, Inc.	605,551
12,750		Sterling Bancshares, Inc.	227,205
13,435		Susquehanna Bancshares, Inc.	323,918
20,097		Trustco Bank Corp. NY	252,619
26,965	L	UCBH Holdings, Inc.	482,674
12,880	L	Umpqua Holdings Corp.	346,858
10,601		United Bankshares, Inc.	397,219
18,346		Whitney Holding Corp.	627,984
7,032	L	Wintrust Financial Corp.	370,446
			9,463,883
		Beverages: 0.2%
3,400	@, L	Hansen Natural Corp.	317,356
1,600	@	Peet’s Coffee & Tea, Inc.	47,904
			365,260
		Biotechnology: 0.4%
8,410	@	Arqule, Inc.	45,246
7,590	@, L	Enzo Biochem, Inc.	99,960
4,890	@, L	Integra LifeSciences Holdings Corp.	194,818
12,478	@	Regeneron Pharmaceuticals, Inc.	204,265
26,218	@, L	Savient Pharmaceuticals, Inc.	135,547
			679,836
		Building Materials: 1.6%
6,491		Apogee Enterprises, Inc.	112,229
11,283	@	Drew Industries, Inc.	366,133
4,520		ElkCorp	163,172
13,767		Florida Rock Industries, Inc.	793,117
15,553		Lennox International, Inc.	500,029
5,983	@, L	NCI Building Systems, Inc.	345,099
10,140		Simpson Manufacturing Co., Inc.	396,373
2,500	L	Texas Industries, Inc.	151,650
4,614		Universal Forest Products, Inc.	285,284
			3,113,086
		Chemicals: 0.8%
5,995		Arch Chemicals, Inc.	169,179
7,867		HB Fuller Co.	319,400
8,071		MacDermid, Inc.	237,449
5,120		Penford Corp.	81,280
24,360	@	PolyOne Corp.	212,663
1,460		Quaker Chemical Corp.	29,185
14,080	L	Schulman A, Inc.	329,894
11,983		Wellman, Inc.	75,253
			1,454,303

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
		Coal: 0.4%
22,780	L	Massey Energy Co.	$847,416
			847,416
		Commercial Services: 3.3%
7,323		Aaron Rents, Inc.	191,863
11,300		ABM Industries, Inc.	208,485
11,289		Administaff, Inc.	535,663
8,840		Arbitron, Inc.	346,528
3,530		Bowne & Co., Inc.	52,562
7,340		Central Parking Corp.	119,642
7,991		Chemed Corp.	443,021
7,902	@, L	Coinstar, Inc.	203,872
5,666	@	Consolidated Graphics, Inc.	289,363
2,886		CPI Corp.	50,649
7,800	L	Gevity HR, Inc.	196,404
12,525		Healthcare Services Group	231,212
6,376	@, L	Heidrick & Struggles International, Inc.	235,912
12,420		Hooper Holmes, Inc.	35,273
3,700	@	iPayment, Inc.	158,101
25,166	@	Labor Ready, Inc.	618,329
20,052	@, L	Live Nation, Inc.	357,928
5,990		MAXIMUS, Inc.	218,695
1,170	@	Midas, Inc.	22,277
5,824	@	On Assignment, Inc.	64,588
7,600	@	Parexel International Corp.	194,712
5,762	L	Pre-Paid Legal Services, Inc.	208,066
3,401	@	SourceCorp.	87,066
29,285	@	Spherion Corp.	292,264
3,120		Startek, Inc.	61,464
5,881	@	Universal Technical Institute, Inc.	181,194
4,740	@, L	Vertrue, Inc.	208,844
6,490		Viad Corp.	207,745
3,340	@	Volt Information Sciences, Inc.	79,926
7,098		Watson Wyatt & Co. Holdings	216,915
			6,318,563
		Computers: 2.8%
12,392		Agilysys, Inc.	177,082
8,914	@	CACI International, Inc.	537,247
11,065	@	Carreker Corp.	65,505
2,790	@, L	Catapult Communications Corp.	38,809
13,090	@, L	Ciber, Inc.	75,791
10,436		Factset Research Systems, Inc.	408,569
14,260	@, L	Komag, Inc.	667,938
10,162	@, L	Kronos, Inc.	416,744
17,507	@	Manhattan Associates, Inc.	368,872
8,406	@, L	Mercury Computer Systems, Inc.	144,919
27,616	@	Micros Systems, Inc.	1,195,497
12,076		MTS Systems Corp.	477,244
6,368	@, L	Radiant Systems, Inc.	90,935
6,470	@, L	Radisys Corp.	118,013
12,021	@, L	Synaptics, Inc.	282,373
9,311		Talx Corp.	297,580
			5,363,118
		Distribution/Wholesale: 3.0%
31,203	@	Brightpoint, Inc.	882,733
10,716		Building Materials Holding Corp.	721,187
19,309		Hughes Supply, Inc.	893,041

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
12,897	@	LKQ Corp.	$283,992
11,530		Owens & Minor, Inc.	367,692
3,645	@, L	Scansource, Inc.	211,811
15,048		SCP Pool Corp.	654,137
24,212		United Stationers, Inc.	1,198,494
6,970		Watsco, Inc.	485,251
			5,698,338
		Diversified Financial Services: 1.3%
7,570	L	Financial Federal Corp.	211,430
20,910	@	Investment Technology Group, Inc.	950,987
7,099	@, L	LaBranche & Co., Inc.	100,451
5,787	@, L	Piper Jaffray Cos	287,498
11,631	@, L	Portfolio Recovery Associates, Inc.	568,872
5,314		SWS Group, Inc.	129,502
8,178	@, L	World Acceptance, Corp.	210,829
			2,459,569
		Electric: 1.1%
8,875		Allete, Inc.	414,196
13,790		Avista Corp.	270,284
4,400	L	CH Energy Group, Inc.	216,040
14,566		Cleco Corp.	327,589
13,345	@, L	El Paso Electric Co.	272,905
1,610		Green Mountain Power Corp.	45,402
3,695		UIL Holdings Corp.	189,369
9,520		Unisource Energy Corp.	289,503
			2,025,288
		Electrical Components & Equipment: 0.7%
6,800	@	Advanced Energy Industries, Inc.	97,376
4,600	@	Artesyn Technologies, Inc.	50,140
12,403		Belden Cdt, Inc.	319,749
351	L	C&D Technologies, Inc.	2,998
13,074	@, L	Greatbatch, Inc.	289,066
10,926	@, L	Intermagnetics General Corp.	321,443
4,805	@, L	Littelfuse, Inc.	138,096
6,414		Vicor Corp.	127,574
			1,346,442
		Electronics: 4.1%
2,449	L	Analogic Corp.	132,124
4,841	L	Bel Fuse, Inc.	160,286
15,025	L	Brady Corp.	555,625
10,850	@	Checkpoint Systems, Inc.	309,876
17,401	@	Coherent, Inc.	564,836
10,110		CTS Corp.	124,859
3,132		Cubic Corp.	67,714
26,915	@, L	Cymer, Inc.	1,210,637
4,349	L	Daktronics, Inc.	154,129
5,435	@, L	Dionex Corp.	298,218
12,122	@, L	Electro Scientific Industries, Inc.	302,565
8,286	@, L	FEI Co.	165,803
20,309	@	Flir Systems, Inc.	524,785
7,260	@, L	Itron, Inc.	431,680
3,840		Keithley Instruments, Inc.	57,907
9,988		Methode Electronics, Inc.	122,553
7,895		Park Electrochemical Corp.	227,929
10,531	@, L	Paxar Corp.	201,985

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
3,548	@, L	Photon Dynamics, Inc.	$75,182
11,120	@	Planar Systems, Inc.	172,805
4,700	@, L	Rogers Corp.	230,488
3,040	@	SBS Technologies, Inc.	33,714
6,360	@, L	Sonic Solutions, Inc.	115,434
10,501		Technitrol, Inc.	229,762
15,725	@	Trimble Navigation Ltd.	643,310
8,080		Watts Water Technologies, Inc.	289,102
9,990		Woodward Governor Co.	321,179
5,192	L	X-Rite, Inc.	66,198
			7,790,685
		Energy - Alternate Sources: 0.2%
12,173	@, L	Headwaters, Inc.	451,862
			451,862
		Engineering & Construction: 1.0%
8,792	@, L	EMCOR Group, Inc.	383,243
7,816	@, L	Insituform Technologies, Inc.	210,329
22,467	@	Shaw Group, Inc.	749,274
12,046	@	URS Corp.	525,085
			1,867,931
		Entertainment: 0.3%
9,711	@	Pinnacle Entertainment, Inc.	272,394
9,055	@, L	Shuffle Master, Inc.	236,607
			509,001
		Environmental Control: 0.6%
9,661	@, L	Aleris International, Inc.	413,781
16,549	@	Tetra Tech, Inc.	294,738
13,355	@, L	Waste Connections, Inc.	489,327
			1,197,846
		Food: 1.8%
5,420	L	American Italian Pasta Co.	23,577
21,349		Corn Products International, Inc.	575,569
15,119		Flowers Foods, Inc.	415,773
5,100	@, L	Great Atlantic & Pacific Tea Co.	164,526
9,766	@, L	Hain Celestial Group, Inc.	227,938
6,561		J&J Snack Foods Corp.	222,746
8,167		Lance, Inc.	177,551
3,801	L	Nash Finch Co.	117,831
27,899	@	Performance Food Group Co.	819,394
8,435	@, L	Ralcorp Holdings, Inc.	325,760
2,347	L	Sanderson Farms, Inc.	54,732
7,962	@	TreeHouse Foods, Inc.	179,543
4,500	@, L	United Natural Foods, Inc.	149,670
			3,454,610
		Forest Products & Paper: 0.4%
8,100	@	Buckeye Technologies, Inc.	71,361
7,606	@, L	Caraustar Industries, Inc.	77,353
3,540		Deltic Timber Corp.	185,000
3,720		Neenah Paper, Inc.	113,869
9,180		Rock-Tenn Co.	120,442
2,357		Schweitzer-Mauduit International, Inc.	60,575
13,103		Wausau-Mosinee Paper Corp.	170,339
			798,939

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
		Gas: 2.6%
24,444		Atmos Energy Corp.	$645,322
2,416	L	Cascade Natural Gas Corp.	47,354
21,947		Energen Corp.	784,166
9,533		Laclede Group, Inc.	321,167
11,839	L	New Jersey Resources Corp.	532,755
7,886		Northwest Natural Gas Co.	270,017
9,261	L	Piedmont Natural Gas Co.	228,932
8,432		South Jersey Industries, Inc.	241,155
28,682	@	Southern Union Co.	706,151
10,557	L	Southwest Gas Corp.	301,086
39,396		UGI Corp.	884,440
			4,962,545
		Hand/Machine Tools: 0.3%
8,048		Baldor Electric Co.	259,548
8,895		Regal-Beloit Corp.	357,935
			617,483
		Healthcare - Products: 4.9%
19,764	@	American Medical Systems Holdings, Inc.	428,286
2,900	@	Arthrocare Corp.	130,993
4,980	@, L	Biosite, Inc.	269,318
1,606	@	Conmed Corp.	31,092
5,085		Cooper Cos., Inc.	266,810
3,314		Datascope Corp.	126,429
7,024		Diagnostic Products Corp.	324,158
6,387	@	DJ Orthopedics, Inc.	222,779
13,100	@	Haemonetics Corp.	678,580
29,592	@, L	Hologic, Inc.	1,415,385
3,950	@, L	ICU Medical, Inc.	138,645
9,489	@, L	Idexx Laboratories, Inc.	745,646
13,153	@	Immucor, Inc.	392,222
3,410	L	Invacare Corp.	106,767
5,890		LCA-Vision, Inc.	256,804
11,330	L	Mentor Corp.	487,643
5,890	@, L	Merit Medical Systems, Inc.	83,933
12,836	@	Osteotech, Inc.	58,661
4,080	@	Possis Medical, Inc.	38,148
20,536	@	Resmed, Inc.	833,556
33,546	@	Respironics, Inc.	1,219,733
4,080	@, L	SurModics, Inc.	158,141
10,920	@	Sybron Dental Specialties, Inc.	417,799
8,900	@, L	Viasys Healthcare, Inc.	259,702
3,848		Vital Signs, Inc.	196,479
			9,287,709
		Healthcare - Services: 3.0%
1,620	@, L	Amedisys, Inc.	52,132
14,099	@, L	Ameri Group Corp.	301,578
7,190	@, L	Amsurg Corp.	157,533
11,511	@, L	Centene Corp.	314,826
5,660	@	Gentiva Health Services, Inc.	94,296
9,890	@, L	Healthways, Inc.	430,710
25,896	@, L	Odyssey HealthCare, Inc.	487,363
11,490	@	Pediatrix Medical Group, Inc.	1,084,426
4,310	@, L	RehabCare Group, Inc.	86,976
35,126	@, L	Sierra Health Services	1,464,403

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
18,916	@, L	Sunrise Senior Living, Inc.	$670,761
12,825	@, L	United Surgical Partners International, Inc.	450,799
			5,595,803
		Home Builders: 1.9%
21,981	@, L	Champion Enterprises, Inc.	341,145
4,120		Coachmen Industries, Inc.	48,616
18,380	@, L	Fleetwood Enterprises, Inc.	207,694
2,630	@, L	Meritage Homes Corp.	153,934
6,265	L	Monaco Coach Corp.	89,652
2,230	@, L	NVR, Inc.	1,679,190
1,780		Skyline Corp.	71,414
20,095		Standard-Pacific Corp.	660,121
9,540		Winnebago Industries	306,425
			3,558,191
		Home Furnishings: 0.4%
9,077	@	Audiovox Corp.	115,913
326		Bassett Furniture Industries, Inc.	6,289
11,435	L	Ethan Allen Interiors, Inc.	465,519
14,979	L	La-Z-Boy, Inc.	238,915
			826,636
		Household Products/Wares: 0.6%
8,997		CNS, Inc.	187,048
5,545	@, L	Fossil, Inc.	94,376
7,969		Harland John H. Co.	288,398
31,400	@	Playtex Products, Inc.	329,700
4,240	@, L	Spectrum Brands, Inc.	80,857
1,510	L	Standard Register Co.	24,794
5,260		WD-40 Co.	160,588
			1,165,761
		Housewares: 0.8%
2,440		Libbey, Inc.	21,618
1,408		National Presto Industries, Inc.	61,600
29,915	L	Toro Co.	1,379,979
			1,463,197
		Insurance: 4.6%
8,418		Delphi Financial Group	438,409
10,085		Hilb Rogal & Hamilton Co.	389,785
13,420		Infinity Property & Casualty Corp.	532,237
14,030		Landamerica Financial Group, Inc.	935,801
10,164	@, L	Philadelphia Consolidated Holding Co.	1,087,548
6,965		Presidential Life Corp.	152,603
9,249	@	ProAssurance Corp.	474,381
10,892		RLI Corp.	574,226
22,228		Selective Insurance Group	1,205,202
9,035	L	Stewart Information Services Corp.	424,193
27,554		UICI	1,010,956
4,854		United Fire & Casualty Co.	173,725
25,725		Zenith National Insurance Corp.	1,324,838
			8,723,904
		Internet: 1.2%
3,720	@, L	Blue Coat Systems, Inc.	78,976
9,960	@	Digital Insight Corp.	329,178
20,934	@, L	Infospace, Inc.	504,719

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
11,232	@, L	Internet Security Systems	$261,818
7,010	@, L	j2 Global Communications, Inc.	305,636
14,779	@, L	Secure Computing Corp.	178,826
3,810	@, L	WebEx Communications, Inc.	106,223
7,340	@, L	Websense, Inc.	453,685
			2,219,061
		Iron/Steel: 1.5%
5,987		Carpenter Technology	500,453
5,900	@	Chaparral Steel Co.	270,279
6,649	L	Cleveland-Cliffs, Inc.	572,146
2,320	@	Material Sciences Corp.	30,183
13,360		Reliance Steel & Aluminum Co.	1,100,730
7,339	L	Ryerson Tull, Inc.	185,236
3,109	L	Steel Technologies, Inc.	85,777
			2,744,804
		Leisure Time: 0.6%
3,653		Arctic Cat, Inc.	87,672
9,900	@, L	Bally Total Fitness Holding Corp.	78,507
4,820	@, L	K2, Inc.	54,948
18,800	@, L	Multimedia Games, Inc.	199,092
2,020	@	Pegasus Solutions, Inc.	18,665
11,878	L	Polaris Industries, Inc.	594,494
1,200	@	WMS Industries, Inc.	34,860
			1,068,238
		Lodging: 0.2%
10,290	@, L	Aztar Corp.	310,552
			310,552
		Machinery - Construction & Mining: 0.8%
2,036	@	Astec Industries, Inc.	73,133
23,330		JLG Industries, Inc.	1,376,237
			1,449,370
		Machinery - Diversified: 2.2%
9,998		Albany International Corp.	371,626
18,638		Applied Industrial Technologies, Inc.	797,334
14,900		Briggs & Stratton Corp.	528,652
13,160		Cognex Corp.	362,032
7,080	@	Gardner Denver, Inc.	434,429
8,967	@	Gerber Scientific, Inc.	93,167
15,184		IDEX Corp.	717,444
5,740		Lindsay Manufacturing Co.	140,630
8,767		Manitowoc Co.	675,673
			4,120,987
		Media: 0.1%
3,250		Thomas Nelson, Inc.	95,063
			95,063
		Metal Fabricate/Hardware: 2.3%
4,730		AM Castle & Co.	133,954
36,834		Commercial Metals Co.	1,668,212
21,577	L	Kaydon Corp.	776,772
2,307		Lawson Products	81,645
9,690		Mueller Industries, Inc.	319,867
5,805	@	NS Group, Inc.	236,786

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
12,607	L	Quanex Corp.	$782,516
8,177		Valmont Industries, Inc.	297,397
			4,297,149
		Mining: 0.2%
5,390	@, L	Brush Engineered Materials, Inc.	93,840
7,100	@	Century Aluminum Co.	252,689
			346,529
		Miscellaneous Manufacturing: 3.3%
22,367		Acuity Brands, Inc.	883,273
15,273		AO Smith Corp.	707,140
24,815		Aptargroup, Inc.	1,316,436
5,620		Barnes Group, Inc.	215,696
7,545	@, L	Ceradyne, Inc.	459,340
14,940		Clarcor, Inc.	505,719
10,976	@, L	EnPro Industries, Inc.	359,684
6,865	@, L	Griffon Corp.	161,465
1,930	@	Lydall, Inc.	17,119
1,100	@, I, L	Mascotech, Inc.	—
8,692		Myers Industries, Inc.	139,072
25,100		Roper Industries, Inc.	1,131,257
2,787		Standex International Corp.	88,822
5,720	L	Sturm Ruger & Co., Inc.	41,184
7,848		Tredegar Corp.	129,492
			6,155,699
		Office Furnishings: 0.1%
16,037	@	Interface, Inc.	177,690
			177,690
		Office/Business Equipment: 0.1%
5,944	@, L	Global Imaging Systems, Inc.	214,578
			214,578
		Oil & Gas: 4.5%
13,625		Cabot Oil & Gas Corp.	616,668
47,487		Cimarex Energy Co.	2,025,795
36,459		Frontier Oil Corp.	1,686,229
5,274		Penn Virginia Corp.	326,197
4,848	@	Petroleum Development Corp.	208,512
6,904	@	Remington Oil & Gas Corp.	289,278
27,108	L	St. Mary Land & Exploration Co.	1,040,676
8,348	@, L	Stone Energy Corp.	345,607
21,447	@, L	Swift Energy Co.	831,286
21,621	@	Unit Corp.	1,149,589
			8,519,837
		Oil & Gas Services: 2.3%
22,918	@	Cal Dive International, Inc.	806,943
894	@, L	Dril-Quip, Inc.	45,415
2,200	@	Hydril	148,148
9,109	@	Lone Star Technologies	452,717
4,239		Lufkin Industries, Inc.	219,411
12,430	@, L	Maverick Tube Corp.	578,368
7,560	@	Oceaneering International, Inc.	416,858
6,170	@, L	Seacor Smit, Inc.	450,225
9,867	@	Tetra Technologies, Inc.	370,999
10,629	@, L	Veritas DGC, Inc.	447,800

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
8,440	@	W-H Energy Services, Inc.	$333,380
			4,270,264
		Packaging & Containers: 0.1%
7,646		Chesapeake Energy Corp.	100,851
			100,851
		Pharmaceuticals: 1.3%
31,807	L	Alpharma, Inc.	962,162
3,430	@, L	Bradley Pharmaceuticals, Inc.	40,474
8,450	@, L	Connetics Corp.	134,186
26,971	L	Medicis Pharmaceutical	767,055
3,538		Natures Sunshine Prods, Inc.	60,040
15,186	@	NBTY, Inc.	332,573
10,010	@	Theragenics Corp.	33,834
2,999	@, L	USANA Health Sciences, Inc.	129,407
			2,459,731
		Real Estate Investment Trust: 2.8%
8,012		Acadia Realty Trust	175,703
13,255	L	Colonial Properties Trust	640,879
15,150		Commercial Net Lease Realty	344,663
6,679		EastGroup Properties, Inc.	306,900
7,433		Entertainment Properties Trust	307,355
6,925		Essex Property Trust, Inc.	690,076
9,086	L	Glenborough Realty Trust, Inc.	175,814
8,489	L	Kilroy Realty Corp.	635,147
14,992	L	Lexington Corporate Properties Trust	319,629
5,800		LTC Properties, Inc.	128,354
16,300		New Century Financial Corp.	631,625
2,414		Parkway Properties, Inc.	106,313
5,620		Shurgard Storage Centers, Inc.	360,411
4,921	L	Sovran Self Storage, Inc.	255,892
5,065	L	Town & Country Trust	204,069
			5,282,830
		Retail: 10.1%
13,111		Brown Shoe Co., Inc.	625,395
12,610		Burlington Coat Factory Warehouse Corp.	567,954
24,366		Casey’s General Stores, Inc.	639,120
8,470		Cash America International, Inc.	226,996
9,194		Cato Corp.	191,879
10,139	@	CEC Entertainment, Inc.	330,126
16,221	@	Childrens Place	757,034
27,240	L	Christopher & Banks Corp.	597,373
16,823	@, L	Dress Barn, Inc.	726,417
13,010		Finish Line	217,787
10,140		Fred’s, Inc.	141,656
8,456	@, L	Genesco, Inc.	343,314
6,220		Group 1 Automotive, Inc.	238,102
3,020	@, L	Guitar Center, Inc.	156,315
5,450		Haverty Furniture Cos., Inc.	77,663
27,562	@, L	Hibbett Sporting Goods, Inc.	884,189
12,260	@, L	HOT Topic, Inc.	161,587
9,314	L	IHOP Corp.	474,083
12,960	@, L	Insight Enterprises, Inc.	279,029
5,500	@, L	J Jill Group, Inc.	129,965
17,426	@	Jack in the Box, Inc.	697,040
4,000	@, L	JOS A Bank Clothiers, Inc.	178,440

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
12,041	L	Landry’s Restaurants, Inc.	$371,706
5,211		Lone Star Steakhouse & Saloon	140,489
13,075	L	Longs Drug Stores Corp.	501,688
38,842		Men’s Wearhouse, Inc.	1,216,531
11,300	L	Movie Gallery, Inc.	36,047
6,360	@, L	O’Charleys, Inc.	112,954
21,138	@	Panera Bread Co.	1,497,839
18,540	@, L	Papa John’s International, Inc.	609,966
5,636		PEP Boys-Manny Moe & Jack	88,485
8,030	@, L	PF Chang’s China Bistro, Inc.	388,170
9,635	@	Rare Hospitality International, Inc.	308,320
2,700	@, L	Red Robin Gourmet Burgers, Inc.	107,973
12,134	@	Ryan’s Restaurant Group	160,290
6,520	@	School Specialty, Inc.	227,418
26,457	@, L	Select Comfort Corp.	967,003
22,556		Sonic Automotive, Inc.	597,508
16,188	@	Sonic Corp.	511,703
6,540		Stage Stores, Inc.	190,706
8,070	@	Steak N Shake Co.	147,116
8,985		Stein Mart, Inc.	149,870
25,174	@	Too, Inc.	766,045
10,790	@	Tractor Supply Co.	681,712
7,320	L	World Fuel Services Corp.	221,796
14,050	@, L	Zale Corp.	366,003
			19,008,802
		Savings & Loans: 1.5%
5,105		Anchor Bancorp Wisconsin, Inc.	155,447
9,158	L	Bankunited Financial Corp.	255,875
9,190		Dime Community Bancshares	125,719
10,386		Downey Financial Corp.	660,030
3,110		Fidelity Bankshares, Inc.	99,302
6,871	L	FirstFed Financial Corp.	412,329
10,088	L	Flagstar Bancorp, Inc.	155,860
10,933	@	Franklin Bank Corp.	186,517
5,666		Harbor Florida Bancshares, Inc.	215,365
8,268		MAF Bancorp, Inc.	354,366
9,447		Sterling Financial Corp.	273,396
			2,894,206
		Semiconductors: 2.1%
7,209	@, L	Actel Corp.	105,179
25,803	@	Axcelis Technologies, Inc.	178,299
22,334	@, L	Brooks Automation, Inc.	350,420
6,450		Cohu, Inc.	136,224
5,420	@, L	Diodes, Inc.	204,768
8,274	@, L	DSP Group, Inc.	222,571
6,181	@	ESS Technology	23,117
26,506	@	Exar Corp.	330,000
20,777	@, L	Kopin Corp.	90,380
6,000	@, L	Kulicke & Soffa Industries, Inc.	67,200
17,100	@, L	Microsemi Corp.	525,825
16,480	@	Pericom Semiconductor Corp.	148,485
4,460	@, L	Photronics, Inc.	78,362
7,840	@	Power Integrations, Inc.	194,667
6,800	@, L	Rudolph Technologies, Inc.	112,064
45,528	@	Skyworks Solutions, Inc.	239,477
6,080	@, L	Standard Microsystems Corp.	197,722
3,340	@, L	Supertex, Inc.	112,458

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
10,871	@, L	Varian Semiconductor Equipment Associates, Inc.	$512,676
3,000	@, L	Veeco Instruments, Inc.	60,270
			3,890,164
		Software: 4.4%
5,750	@, L	Altiris, Inc.	113,908
15,964	@	Ansys, Inc.	757,013
4,819	@, L	Avid Technology, Inc.	225,722
13,077	@	Captaris, Inc.	51,393
18,060	@, L	Cerner Corp.	751,838
12,543	@, L	Dendrite International, Inc.	166,822
6,020	@, L	Digi International, Inc.	65,437
15,481	@	eFunds Corp.	419,225
4,885	@	EPIQ Systems, Inc.	107,323
28,104	@	Filenet Corp.	723,397
37,889		Global Payments, Inc.	1,972,501
17,242	@	Hyperion Solutions Corp.	578,469
2,307		Inter-Tel, Inc.	45,286
8,266	@	JDA Software Group, Inc.	113,492
12,221	@, L	Keane, Inc.	143,475
6,240	@, L	Mantech International Corp.	175,344
5,420	@, L	Mapinfo Corp.	73,116
6,260	@, L	MRO Software, Inc.	92,272
5,424	@, L	Open Solutions, Inc.	147,262
10,129	@, L	Per-Se Technologies, Inc.	255,859
10,620	@	Phoenix Technologies Ltd.	73,597
11,665	@	Progress Software Corp.	340,618
2,300	@	Quality Systems, Inc.	159,206
17,199	@	Serena Software, Inc.	411,056
11,400	@	SPSS, Inc.	372,096
			8,335,727
		Storage/Warehousing: 0.1%
1,820	@, L	Mobile Mini, Inc.	99,154
			99,154
		Telecommunications: 1.3%
32,940	@	Adaptec, Inc.	206,204
21,570	@	Aeroflex, Inc.	280,410
9,580	L	Anixter International, Inc.	438,285
5,579		Black Box Corp.	266,565
6,490		Commonwealth Telephone Enterprises, Inc.	209,497
5,300	@, L	Comtech Telecommunications	166,049
8,894	@, L	Ditech Communications Corp.	91,697
11,731	@, L	General Communication	131,974
7,269	@, L	Intrado, Inc.	186,523
7,560	@	Network Equipment Technologies, Inc.	30,920
11,587	@, L	Symmetricom, Inc.	103,935
8,150	@	Tollgrade Communications, Inc.	116,138
5,955	@, L	Viasat, Inc.	159,892
			2,388,089
		Textiles: 0.1%
3,383		G&K Services, Inc.	132,275
			132,275
		Toys/Games/Hobbies: 0.1%
8,933	@, L	Jakks Pacific, Inc.	221,717
3,350	@	Lenox Group, Inc.	44,756
			266,473

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)
		Transportation: 2.5%
18,572		Arkansas Best Corp.	$771,829
6,066	@	Bristow Group, Inc.	181,131
14,569	@	EGL, Inc.	589,316
9,160		Forward Air Corp.	324,997
12,984	L	Heartland Express, Inc.	300,320
10,021	@	HUB Group, Inc.	417,876
8,548	@, L	Kansas City Southern Industries	198,057
7,790	@, L	Kirby Corp.	477,527
7,590	L	Knight Transportation, Inc.	150,206
28,014		Landstar System, Inc.	1,305,172
3,252	@	Old Dominion Freight Line	85,723
			4,802,154
		Water: 0.1%
3,038		American States Water Co.	104,781
			104,781
		Total Common Stock
		(Cost $146,778,481)	186,982,234
WARRANTS: 0.0%
		Aerospace/Defense: 0.0%
$138		Timco Aviation Services	$—
		Total Warrants
		(Costs $-)	—
		Total Long-Term Investments
		Cost ($146,778,481)	186,982,234

Principal
Amount		Value

SHORT-TERM INVESTMENT: 20.0%
	Repurchase Agreement: 0.7%
$1,412,000	Goldman Sachs Repurchase Agreement dated 02/28/06, 4.550% due 03/01/06, $ 1,412,178 to be received upon repurchase (Collateralized	$1,412,000
	by $1,484,000 Federal Home Loan Mortage Corporation, 4.125%, Market Value plus accrued interest $1,440,817, due 07/12/10)
	Total Repurchase Agreement
	(Cost $1,412,000)	1,412,000
	Securities Lending Collateralcc: 19.3%
36,512,000	The Bank of New York Insitutional Cash Reserves Fund	36,512,000
	Total Securities Lending Collateral
	(Cost $36,512,000)	36,512,000
	Total Short-Term Investments:
	(Cost $37,924,000)	37,924,000

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

SHORT-TERM INVESTMENT: 20.0% (continued)
	Total Investments in Securities
	(Cost $184,702,481)*	119.1%	$224,906,234
	Other Assets and Liabilities—Net	(19.1)	(36,141,164)
	Net Assets	100.0%	$188,765,070
@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
*	Cost for federal income tax purposes is $186,152,211.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$40,688,038
	Gross Unrealized Depreciation		(1,934,015)
	Net Unrealized Appreciation		$38,754,023

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Index Plus SmallCap Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15%

of the Fund’s net assets, at market value, at time of purchase.

Security	Principal Amount/ Shares	Initial Acquisition Date	Percent of Net Cost	Value	Assets
Mascotech, Inc.	1,100	11/29/2000	$—	$—	0.0%

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.6%
		Aerospace/Defense: 2.7%
25,544		DRS Technologies, Inc.	$1,347,957
28,350	@	Innovative Solutions & Support, Inc.	400,019
12,700	@	MTC Technologies, Inc.	350,393
34,600	@	Teledyne Technologies, Inc.	1,146,298
			3,244,667
		Apparel: 2.2%
2,500	@	CROCS, Inc.	68,725
23,700	@, @@	Gildan Activewear, Inc.	1,183,341
60,600	@	Warnaco Group, Inc.	1,406,526
			2,658,592
		Banks: 4.3%
110,000		Bank Mutual Corp.	1,247,400
22,000		Chemical Financial Corp.	708,180
20,712		IBERIABANK Corp.	1,196,325
31,700		Texas Regional Bancshares, Inc.	978,896
30,000		Whitney Holding Corp.	1,026,900
			5,157,701
		Building Materials: 0.9%
9,500	@	Genlyte Group, Inc.	587,860
41,000	@	US Concrete, Inc.	513,730
			1,101,590

		Chemicals: 1.8%
15,000		Albemarle Corp.	636,750
33,000		Olin Corp.	693,330
40,500		UAP Holding Corp.	881,280
			2,211,360
		Commercial Services: 4.5%
19,200	@	Advisory Board Co.	1,036,224
22,900		Arbitron, Inc.	897,680
77,202	@	DiamondCluster International, Inc.	754,264
21,000	@	Exponent, Inc.	667,800
15,200	@	Huron Consulting Group, Inc.	417,088
31,600	@	Labor Ready, Inc.	776,412
32,700	@	Resources Connection, Inc.	899,904
			5,449,372
		Computers: 7.4%
29,000		Agilysys, Inc.	414,410
18,500	@	Anteon International Corp.	1,022,865
54,900	@	Electronics for Imaging	1,472,417
48,550	@	InterVoice, Inc.	416,074
55,700		Jack Henry & Associates, Inc.	1,225,957
31,400	@	Kronos, Inc.	1,287,714
24,400	@	Micros Systems, Inc.	1,056,276
21,200		MTS Systems Corp.	837,824
27,700	@	Palm, Inc.	1,144,010
			8,877,547

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.6% (continued)
		Distribution/Wholesale: 2.7%
18,800	@	Brightpoint, Inc.	$531,852
16,200		Watsco, Inc.	1,127,844
28,200	@	Wesco International, Inc.	1,616,424
			3,276,120
		Diversified Financial Services: 1.5%
79,300	@	Knight Capital Group, Inc.	998,387
14,000		National Financial Partners Corp.	823,900
			1,822,287
		Electric: 0.6%
27,000		ITC Holdings Corp.	703,620
			703,620
		Electrical Components & Equipment: 1.1%
30,300		Ametek, Inc.	1,298,052
			1,298,052
		Electronics: 1.5%
21,700	@	Thomas & Betts Corp.	1,067,640
18,800	@	Trimble Navigation Ltd.	769,108
			1,836,748
		Energy - Alternate Sources: 0.9%
24,000	@	Headwaters, Inc.	890,880
9,500	@	KFX, Inc.	198,360
			1,089,240
		Engineering & Construction: 0.8%
17,500	@	Washington Group International, Inc.	1,021,475
			1,021,475
		Entertainment: 1.0%
28,500	@	Macrovision Corp.	575,985
40,000	@	Sunterra Corp.	600,000
			1,175,985
		Environmental Control: 0.6%
27,500		Metal Management, Inc.	775,775
			775,775
		Food: 0.6%
25,400		Corn Products International, Inc.	684,784
			684,784
		Gas: 1.4%
16,000		New Jersey Resources Corp.	720,000
26,400		Peoples Energy Corp.	969,144
			1,689,144
		Healthcare - Products: 1.7%
18,800	@	Arthrocare Corp.	849,196
11,000	@	DJ Orthopedics, Inc.	383,680
3,200	@	Intuitive Surgical, Inc.	288,640
16,000	@	Kyphon, Inc.	571,360
			2,092,876

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.6% (continued)
		Healthcare - Services: 2.9%
22,300	@	Amedisys, Inc.	$717,614
39,600	@	Psychiatric Solutions, Inc.	1,307,988
18,400	@	Sierra Health Services	767,096
20,000	@	United Surgical Partners International, Inc.	703,000
			3,495,698
		Household Products/Wares: 0.8%
12,676	@	Central Garden & Pet Co.	689,067
17,500	@	Fossil, Inc.	297,850
			986,917
		Housewares: 1.1%
27,500		Toro Co.	1,268,575
			1,268,575
		Insurance: 2.1%
21,400		Commerce Group, Inc.	1,155,814
30,100		Horace Mann Educators Corp.	561,365
28,400		Ohio Casualty Corp.	869,324
			2,586,503
		Internet: 2.1%
6,000	@	F5 Networks, Inc.	406,920
32,000	@	Openwave Systems, Inc.	635,200
70,200	@	Sapient Corp.	526,500
54,500	@	Valueclick, Inc.	954,295
			2,522,915
		Investment Companies: 3.2%
44,460		Apollo Investment Corp.	835,403
41,850		iShares Russell 2000 Index Fund	3,037,473
			3,872,876
		Iron/Steel: 2.0%
1,200		Allegheny Technologies, Inc.	60,612
10,100		Carpenter Technology	844,259
7,000		Cleveland-Cliffs, Inc.	602,350
111,100	@@	Gerdau AmeriSteel Corp.	893,244
			2,400,465
		Leisure Time: 0.4%
41,700	@	K2, Inc.	475,380
			475,380
		Machinery - Construction & Mining: 0.7%
10,000	@	Terex Corp.	791,500
			791,500
		Machinery - Diversified: 2.4%
28,000		Cognex Corp.	770,280
4,000	@	Middleby Corp.	378,800
54,000		Wabtec Corp.	1,783,620
			2,932,700
		Mining: 0.7%
30,000	@@	Inmet Mining Corp.	835,713
			835,713

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.6% (continued)
		Miscellaneous Manufacturing: 0.6%
11,000	@	Ceradyne, Inc.	$669,680
			669,680
		Oil & Gas: 2.4%
57,300	@	Denbury Resources, Inc.	1,624,455
7,200	@	EXCO Resources, Inc.	92,160
4,000		Holly Corp.	238,800
29,600	@	Southwestern Energy Co.	949,864
			2,905,279
		Oil & Gas Services: 5.2%
14,400	@	Cal Dive International, Inc.	507,024
27,500	@	CORE LABORATORIES N.V	1,260,875
19,300	@	FMC Technologies, Inc.	905,556
45,000	@	Global Industries Ltd.	571,950
19,000	@	Hydril	1,279,460
30,900	@	Oil States International, Inc.	1,066,977
26,300	@	Superior Energy Services	683,800
			6,275,642
		Pharmaceuticals: 3.6%
45,600	@	Alkermes, Inc.	1,158,696
23,500	@	Amylin Pharmaceuticals, Inc.	1,019,430
29,800	@	First Horizon Pharmaceutical Corp.	611,496
16,100	@	HealthExtras, Inc.	498,456
9,700	@	Neurocrine Biosciences, Inc.	636,417
7,300	@	United Therapeutics Corp.	449,972
			4,374,467
		Real Estate Investment Trust: 4.9%
49,800		Acadia Realty Trust	1,092,114
8,900		Alexandria Real Estate Equities, Inc.	783,378
1,700		Gramercy Capital Corp.	44,642
63,400		Innkeepers USA Trust	1,111,402
36,719		National Health Investors, Inc.	977,460
6,000		SL Green Realty Corp.	521,460
46,000		Sunstone Hotel Investors, Inc.	1,350,560
			5,881,016
		Retail: 6.1%
22,000	@	Aeropostale, Inc.	631,180
38,400		Casey’s General Stores, Inc.	1,007,232
33,700		Claire’s Stores, Inc.	1,079,748
25,426	@	GameStop Corp.	1,017,803
21,800		Lone Star Steakhouse & Saloon	587,728
26,400		Regis Corp.	1,010,592
33,500		Stage Stores, Inc.	976,860
26,500	@	Syms Corp.	386,900
10,100	@	Tractor Supply Co.	638,118
			7,336,161
		Savings & Loans: 2.8%
55,794		Brookline Bancorp, Inc.	837,468
92,000		First Niagara Financial Group, Inc.	1,296,280
83,200		NewAlliance Bancshares, Inc.	1,180,608
			3,314,356

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.6% (continued)
		Semiconductors: 4.2%
54,000	@	Actel Corp.	$787,860
25,000	@	ADE Corp.	827,000
23,900	@	Entegris, Inc.	249,994
15,000	@	Formfactor, Inc.	552,600
65,500	@	Integrated Device Technology, Inc.	972,675
42,800	@	Micrel, Inc.	597,916
23,000	@	Varian Semiconductor Equipment Associates, Inc.	1,084,680
			5,072,725
		Software: 6.0%
30,000	@	Activision, Inc.	375,000
33,400	@	Ansys, Inc.	1,583,828
25,700	@	Filenet Corp.	661,518
69,400	@	Informatica Corp.	1,111,788
37,000		MoneyGram International, Inc.	1,060,790
37,000	@	Progress Software Corp.	1,080,400
16,700	@	Take-Two Interactive Software, Inc.	260,186
43,150	@	THQ, Inc.	1,035,600
			7,169,110
		Telecommunications: 1.0%
23,000	@	Arris Group, Inc.	291,870
31,600	@	Netgear, Inc.	542,256
18,000		Otelco, Inc.	317,700
			1,151,826
		Textiles: 0.9%
28,900		G&K Services, Inc.	1,129,990
			1,129,990
		Transportation: 1.2%
33,800	@	HUB Group, Inc.	1,409,460
			1,409,460
		Trucking & Leasing: 1.1%
33,600		GATX Corp.	1,333,920
			1,333,920
		Total Common Stock
		(Cost $92,203,287)	116,359,809

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 3.6%

	Repurchase Agreement: 3.6%
$4,359,000

Morgan Stanley, Repurchase Agreement dated, 02/28/06, 4.550%, due 01/03/06 $4,359,551 to be received upon repurchase (Collateralized by $4,030,000 Federal Home Loan Mortgage Corporation, 7.000%, Market Value plus accrued interest $4,448,654, due 03/15/10)

			$4,359,000
	Total Short-Term Investments:
	(Cost $4,359,000)		4,359,000
	Total Investments in Securities
	(Cost $96,562,287)*	100.2%	$120,718,809
	Other Assets and Liabilities—Net	(0.2)	(229,859)
	Net Assets	100.0%	$120,488,950

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $96,556,561.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$26,585,633
	Gross Unrealized Depreciation	(2,423,385)
	Net Unrealized Appreciation	$24,162,248

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 74.2%
		Aerospace/Defense: 2.4%
870	@, L	Armor Holdings, Inc.	$51,095
8,450		Boeing Co.	614,231
3,100		General Dynamics Corp.	382,137
1,066	L	Kaman Corp.	24,209
5,300		Lockheed Martin Corp.	386,211
7,734		Raytheon Co.	335,656
1,110	@	Teledyne Technologies, Inc.	36,774
10,600		United Technologies Corp.	620,100
			2,450,413
		Agriculture: 1.4%
8,950		Altria Group, Inc.	643,505
10,800		Archer-Daniels-Midland Co.	342,576
4,913	@@	British American Tobacco PLC	116,862
7	@@	Japan Tobacco, Inc.	120,189
1,800		Reynolds America, Inc.	191,070
5,400	@@	Swedish Match AB	72,260
			1,486,462
		Airlines: 0.1%
1,331	@	Mesa Air Group, Inc.	15,200
1,613		Skywest, Inc.	46,729
			61,929
		Apparel: 0.7%
7,400	@	Coach, Inc.	264,328
1,250	@	Gymboree Corp.	28,575
997		K-Swiss, Inc.	29,092
3,400		Nike, Inc.	295,052
320		Phillips-Van Heusen	11,360
1,520		Polo Ralph Lauren Corp.	88,099
1,026	@, L	Quiksilver, Inc.	14,877
			731,383
		Auto Manufacturers: 0.5%
2,185	@@	DaimlerChrysler AG	121,430
33,900	L	Ford Motor Co.	270,183
680	L	Oshkosh Truck Corp.	38,576
1,900	@@	Volvo AB	82,836
			513,025
		Auto Parts & Equipment: 0.3%
3,700	@, L	Goodyear Tire & Rubber Co.	53,021
900	@@	Magna International, Inc.	67,028
2,300	@@	NOK Corp.	67,115
6,235	@@	Sumitomo Rubber Industries, Inc.	75,229
			262,393
		Banks: 5.1%
3,011		AmSouth Bancorp	83,555
21,303	@@	Banca Intesa S.p.A.	125,882
1,900	@@, L	Banco Itau Holding Financeira SA ADR	62,092

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
20,100		Bank of America Corp.	$921,585
1,450		Bank of Hawaii Corp.	77,430
6,000	@@	Bank of Ireland	106,760
1,700	@@	BNP Paribas	157,350
1,048	L	Central Pacific Financial Corp.	38,776
1,450		Chittenden Corp.	41,746
3,600		Comerica, Inc.	206,352
3,000	@@	Commerzbank AG	109,629
8,000	@@	DBS Group Holdings Ltd.	80,531
1,002	@@	Deutsche Bank AG	110,867
517		East-West Bancorp, Inc.	19,486
1,880	L	Fremont General Corp.	44,594
10,216	@@	HBOS PLC	189,944
2,100	@@	ICICI Bank Ltd. ADR	64,491
820		Irwin Financial Corp.	16,433
1,400	@@	KBC Bancassurance Holding	146,173
5,195		Keycorp	193,618
12	@@	Mitsubishi Tokyo Financial Group, Inc.	178,061
17	@@	Mizuho Financial Group, Inc.	135,429
810	@@	OTP Bank Rt GDR	60,507
5,036		PNC Financial Services Group, Inc.	354,283
6,107	@@	Royal Bank of Scotland Group PLC	203,941
686		South Financial Group, Inc.	18,049
1,850		Sterling Bancshares, Inc.	32,967
9,000	@@	Sumitomo Trust & Banking Co., Ltd.	91,192
1,890	@@	UBS AG	200,850
1,440	L	Umpqua Holdings Corp.	38,779
7,850		US BanCorp.	242,644
6,700		Wachovia Corp.	375,669
7,200		Wells Fargo & Co.	462,240
580		Whitney Holding Corp.	19,853
1,830		Wilmington Trust Corp.	78,342
			5,290,100
		Beverages: 2.0%
18,700		Coca-Cola Co.	784,839
8,800	@@	Diageo PLC	134,833
3,100		Pepsi Bottling Group, Inc.	91,016
2,300		PepsiAmericas, Inc.	55,016
14,450		PepsiCo, Inc.	854,140
5,147	@@	SABMiller PLC	102,137
			2,021,981
		Biotechnology: 0.5%
5,300	@	Amgen, Inc.	400,097
1,290	@, L	Invitrogen Corp.	91,500
			491,597
		Building Materials: 0.3%
660	@, L	Drew Industries, Inc.	21,417
1,065		Florida Rock Industries, Inc.	61,355
1,000	@@	Lafarge SA	104,628
1,010		Martin Marietta Materials, Inc.	98,475
590	L	Universal Forest Products, Inc.	36,480
			322,355
		Chemicals: 1.0%
4,500		Dow Chemical Co.	193,635
96	L	EI Du Pont de Nemours & Co.	3,863

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
1,820		Lubrizol Corp.	$78,733
4,488		Lyondell Chemical Co.	93,889
410		Penford Corp.	6,509
3,850		PPG Industries, Inc.	233,426
3,100		Rohm & Haas Co.	154,225
1,220	L	Schulman A, Inc.	28,585
13,000	@@	Sumitomo Chemical Co., Ltd.	101,312
900	@@	Umicore	127,858
			1,022,035
		Coal: 0.1%
920		Massey Energy Co.	34,224
2,200		Peabody Energy Corp.	106,194
			140,418
		Commercial Services: 0.9%
2,740		Adesa, Inc.	68,500
840		Administaff, Inc.	39,858
529	@, L	Consolidated Graphics, Inc.	27,016
240		CPI Corp.	4,212
1,989	@	Education Management Corp.	74,786
2,900		Equifax, Inc.	106,256
1,800	@	Korn/Ferry Intl.	37,890
5,650		McKesson Corp.	305,835
1,200		Pharmaceutical Product Development, Inc.	83,508
451		Pre-Paid Legal Services, Inc.	16,286
20,600	@@	Rentokil Initial Plc	56,639
1,200		Rollins, Inc.	23,244
2,760	@	Spherion Corp.	27,545
420	@, L	Vertrue, Inc.	18,505
			890,080
		Computers: 3.2%
1,400		Agilysys, Inc.	20,006
3,700	@, L	Apple Computer, Inc.	253,598
273	@, L	CACI International, Inc.	16,454
2,036	@, L	Cadence Design Systems, Inc.	36,139
1,037	@	Cognizant Technology Solutions Corp.	59,742
10,200	@	Dell, Inc.	295,800
1,310	@, L	DST Systems, Inc.	73,661
310		Factset Research Systems, Inc.	12,137
25,400		Hewlett-Packard Co.	833,374
1,090		Imation Corp.	47,797
12,500		International Business Machines Corp.	1,003,000
900	@, L	Komag, Inc.	42,156
1,260	@	Manhattan Associates, Inc.	26,548
1,053	@, L	Micros Systems, Inc.	45,584
820		MTS Systems Corp.	32,406
1,730		Reynolds & Reynolds Co.	47,921
2,510	@, L	Sandisk Corp.	151,453
3,241	@	Synopsys, Inc.	70,881
3,335	@@	Tietoenator OYJ	119,878
3,981	@, L	Western Digital Corp.	88,577
			3,277,112
		Cosmetics/Personal Care: 1.4%
23,400		Procter & Gamble Co.	1,402,362
			1,402,362

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
		Distribution/Wholesale: 0.4%
1,420	@, L	Brightpoint, Inc.	$40,172
466	L	Building Materials Holding Corp.	31,362
1,403		Genuine Parts Co.	62,462
620	L	Hughes Supply, Inc.	28,675
1,550	@	LKQ Corp.	34,131
456		SCP Pool Corp.	19,822
10,000	@@	Sumitomo Corp.	135,014
905	@, L	United Stationers, Inc.	44,798
			396,436
		Diversified Financial Services: 4.3%
5,350		American Express Co.	288,258
3,300	@, L	AmeriCredit Corp.	97,350
4,300		CIT Group, Inc.	231,211
21,800		Citigroup, Inc.	1,010,866
1,900		Goldman Sachs Group, Inc.	268,451
22,000	@@	Hong Kong Exchanges and Clearing Ltd.	112,306
390	@	Investment Technology Group, Inc.	17,737
15,100		JPMorgan Chase & Co.	621,214
13	@@	Kenedix, Inc.	60,446
1,062		Legg Mason, Inc.	138,687
3,400		Lehman Brothers Holdings, Inc.	496,230
4,000		Merrill Lynch & Co., Inc.	308,840
10,700		Morgan Stanley	638,362
7,000	@@	Nippon Shinpan Co., Ltd.	67,147
650	@, L	Portfolio Recovery Associates, Inc.	31,792
370	@@	SFCG Co,. Ltd.	77,435
			4,466,332
		Electric: 1.6%
6,616		American Electric Power Co., Inc.	241,484
3,100		Black Hills Corp.	107,167
1,800		Dominion Resources, Inc.	135,180
4,700	L	Duke Energy Corp.	133,480
4,000	@@	Fortum OYJ	96,785
3,600		Pepco Holdings, Inc.	85,572
1,300	@@	RWE AG	111,800
2,158		SCANA Corp.	88,003
946	L	Southern Co.	32,192
9,200		TXU Corp.	481,988
2,180		Wisconsin Energy Corp.	89,097
			1,602,748
		Electrical Components & Equipment: 0.2%
1,447		Emerson Electric Co.	118,379
1,000	@	Greatbatch, Inc.	22,110
7,000	@@	Sumitomo Electric Industries Ltd.	105,126
			245,615
		Electronics: 1.0%
8,100	@	Agilent Technologies, Inc.	291,600
2,374	@	Arrow Electronics, Inc.	82,591
540		Bel Fuse, Inc.	17,879
450	L	Brady Corp.	16,641
1,120	@, L	Coherent, Inc.	36,355
970	@	Cymer, Inc.	43,631
639	@, L	Flir Systems, Inc.	16,512
2,500	@@	Hoya Corp.	99,125

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
4,000	@	Jabil Circuit, Inc.	$151,400
4,600	@@	Koninklijke Philips Electronics NV	149,718
680	@, L	Planar Systems, Inc.	10,567
1,600	@	Plexus Corp.	53,696
720	@	SBS Technologies, Inc.	7,985
490	@, L	Trimble Navigation Ltd.	20,046
1,286	@, L	Varian, Inc.	51,311
			1,049,057
		Engineering & Construction: 0.5%
1,700	@@	Bouygues	89,304
2,100		Fluor Corp.	181,230
500		Jacobs Engineering Group, Inc.	42,870
730	@	Shaw Group, Inc.	24,346
17,000	@@	Taisei Corp.	82,297
400	@, L	URS Corp.	17,436
800	@@	Vinci SA	73,854
			511,337
		Entertainment: 0.2%
9,352	@@	Aristocrat Leisure Ltd.	83,218
1,100		GTECH Holdings Corp.	36,718
14,600	@@	Hilton Group PLC	94,091
			214,027
		Environmental Control: 0.0%
1,042		Republic Services, Inc.	40,503
			40,503
		Food: 0.9%
681		Corn Products International, Inc.	18,360
1,170	@	Dean Foods Co.	43,840
485	L	Flowers Foods, Inc.	13,338
6,455		General Mills, Inc.	317,909
2,173		Hormel Foods Corp.	74,816
620		J&J Snack Foods Corp.	21,049
1,280	@	Performance Food Group Co.	37,594
9,800		Safeway, Inc.	238,238
2,889		Supervalu, Inc.	91,292
10,200	@@	Unilever PLC	104,776
			961,212
		Forest Products & Paper : 0.1%
2,500	L	Louisiana-Pacific Corp.	71,075
671		Temple-Inland, Inc.	28,632
			99,707
		Gas: 0.7%
26,800	@@	Centrica PLC	136,295
858		Energen Corp.	30,656
1,120		New Jersey Resources Corp.	50,400
1,500	L	Nicor, Inc.	64,395
21,000	@@	Osaka Gas Co. Ltd	80,353
6,445		Sempra Energy	308,329
100		Southern Union Co.	2,462
3,212		UGI Corp.	72,109
			744,999

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
		Hand/Machine Tools: 0.1%
1,800	L	Black & Decker Corp.	$154,044
			154,044
		Healthcare - Products: 1.5%
1,480		Beckman Coulter, Inc.	79,846
2,800	@, L	Cytyc Corp.	80,724
1,694		Dentsply International, Inc.	96,541
1,078	@, L	Hologic, Inc.	51,561
298	@, L	Idexx Laboratories, Inc.	23,417
12,800		Johnson & Johnson	737,920
5,250	L	Medtronic, Inc.	283,238
790	@	Osteotech, Inc.	3,610
650	@, L	Resmed, Inc.	26,384
1,634	@	Respironics, Inc.	59,412
2,270		Steris Corp.	56,228
1,100	L	Varian Medical Systems, Inc.	63,668
261		Vital Signs, Inc.	13,327
			1,575,876
		Healthcare - Services: 2.7%
8,000		Aetna, Inc.	408,000
5,800	@, @@	Capio AB	100,229
3,750	@	Coventry Health Care, Inc.	223,575
1,100	@@	Fresenius Medical Care AG	118,244
2,340	@	Health Net, Inc.	112,203
990	@, L	Healthways, Inc.	43,115
3,800	@	Humana, Inc.	196,346
2,250	@, L	Lincare Holdings, Inc.	92,025
1,485	@, L	Odyssey HealthCare, Inc.	27,948
600	@	Pediatrix Medical Group, Inc.	56,628
1,292	@, L	Sierra Health Services	53,863
410	@	United Surgical Partners International, Inc.	14,412
12,600		UnitedHealth Group, Inc.	733,698
1,500		Universal Health Services, Inc.	75,345
7,200	@	WellPoint, Inc.	552,888
			2,808,519
		Home Builders: 0.1%
45	@, L	NVR, Inc.	33,885
600	L	Standard-Pacific Corp.	19,710
			53,595
		Home Furnishings: 0.1%
852	@, L	Audiovox Corp.	10,880
290	L	Ethan Allen Interiors, Inc.	11,806
2,160		Furniture Brands International, Inc.	53,395
			76,081
		Household Products/Wares: 0.2%
2,611		American Greetings	54,779
650		CNS, Inc.	13,514
2,660	@	Playtex Products, Inc.	27,930
			96,223
		Housewares: 0.0%
1,112	L	Toro Co.	51,297
			51,297

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
		Insurance: 4.4%
1,633		American Financial Group, Inc.	$67,606
11,250		American International Group, Inc.	746,550
1,200	L	AmerUs Group Co.	72,300
6,900		AON Corp.	273,309
67,000	@, @@	China Life Insurance Co. Ltd.	75,986
3,650		Chubb Corp.	349,488
533	@@	Everest Re Group Ltd.	52,788
1,516		Fidelity National Financial, Inc.	57,244
2,200		First American Corp.	92,752
2,700		HCC Insurance Holdings, Inc.	86,913
830		Infinity Property & Casualty Corp.	32,918
579		Landamerica Financial Group, Inc.	38,619
30,700	@@	Legal & General Group PLC	69,991
4,100	L	Lincoln National Corp.	232,757
9,450	L	Metlife, Inc.	473,634
681	@@	Muenchener Rueckversicherungs AG	92,461
1,936		Old Republic International Corp.	41,217
484	@, L	Philadelphia Consolidated Holding Co.	51,788
5,780		Principal Financial Group	281,602
6,309	L	Prudential Financial, Inc.	486,045
6,900	@@	QBE Insurance Group Ltd.	105,597
1,810		Radian Group, Inc.	102,718
720	L	RLI Corp.	37,958
2,694		Safeco Corp.	138,768
810		Selective Insurance Group	43,918
1,500		Stancorp Financial Group, Inc.	81,150
652	L	Stewart Information Services Corp.	30,611
1,095		UICI	40,176
2,338		WR Berkley Corp.	135,347
966		Zenith National Insurance Corp.	49,749
456	@, @@	Zurich Financial Services AG	107,706
			4,549,666
		Internet: 0.4%
6,400	@, L	Amazon.com, Inc.	239,936
620	@, L	Checkfree Corp.	30,665
1,220	@	Infospace, Inc.	29,414
1,450	@, L	Internet Security Systems	33,800
3,530	@	McAfee, Inc.	82,108
220	@, L	Websense, Inc.	13,598
			429,521
		Iron/Steel: 0.5%
15,800	@@	BlueScope Steel Ltd	76,817
200	L	Cleveland-Cliffs, Inc.	17,210
3,300	L	Nucor Corp.	283,965
690		Reliance Steel & Aluminum Co.	56,849
510		Steel Technologies, Inc.	14,071
19,000	@@	Sumitomo Metal Industries Ltd.	84,299
			533,211
		Leisure Time: 0.4%
1,800		Carnival Corp.	92,970
1,435		Harley-Davidson, Inc.	75,352
1,184	@, L	Multimedia Games, Inc.	12,539
366	L	Polaris Industries, Inc.	18,318
1,400	@@	Sankyo Co. Ltd	85,592
3,400	@@	Yamaha Motor Co., Ltd.	77,495
			362,266

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
		Machinery - Construction & Mining: 0.1%
1,130		JLG Industries, Inc.	$66,659
1,030		Joy Global, Inc.	53,107
			119,766
		Machinery - Diversified: 0.2%
1,060		Albany International Corp.	39,400
855		Applied Industrial Technologies, Inc.	36,577
480		Briggs & Stratton Corp.	17,030
1,450		Cognex Corp.	39,890
478		IDEX Corp.	22,586
530	L	Lindsay Manufacturing Co.	12,985
280		Manitowoc Co.	21,580
1,270		Nordson Corp.	63,398
			253,446
		Media: 1.3%
6,000	L	McGraw-Hill Cos, Inc.	318,540
7,200	@@	Mediaset S.p.A.	84,751
11,200		News Corp., Inc.	182,336
19,350		Time Warner, Inc.	334,949
3,350	@	Viacom, Inc.	133,866
2,770	@@	Vivendi Universal SA	83,802
8,000		Walt Disney Co.	223,920
15		Washington Post	11,284
			1,373,448
		Metal Fabricate/Hardware: 0.3%
450		AM Castle & Co.	12,744
1,342		Commercial Metals Co.	60,779
1,030	L	Kaydon Corp.	37,080
2,506		Precision Castparts Corp.	132,918
738		Quanex Corp.	45,808
720	L	Valmont Industries, Inc.	26,186
			315,515
		Mining: 0.4%
3,000	@@	Anglo American PLC	111,576
6,526	@@	BHP Billiton Ltd.	117,486
4,300		Freeport-McMoRan Copper & Gold, Inc.	217,709
300		Newmont Mining Corp.	15,876
			462,647
		Miscellaneous Manufacturing: 2.1%
3,250		3M Co.	239,168
1,220		Acuity Brands, Inc.	48,178
750	L	AO Smith Corp.	34,725
905		Aptargroup, Inc.	48,010
1,700		Crane Co.	65,433
2,285		Danaher Corp.	138,425
950	@, L	EnPro Industries, Inc.	31,132
45,600		General Electric Co.	1,498,872
790		Roper Industries, Inc.	35,605
1,219		Teleflex, Inc.	78,808
			2,218,356
		Office Furnishings: 0.1%
2,205		Herman Miller, Inc.	66,569
			66,569

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
		Oil & Gas: 6.8%
4,800		Burlington Resources, Inc.	$432,864
17,703		ChevronTexaco Corp.	999,865
2,192		Cimarex Energy Co.	93,511
12,700	L	ConocoPhillips	774,192
6,700		Devon Energy Corp.	392,821
4,900	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	140,099
37,850		Exxon Mobil Corp.	2,247,142
1,744		Frontier Oil Corp.	80,660
1,265		Helmerich & Payne, Inc.	83,199
2,500		Kerr-McGee Corp.	244,250
3,270		Noble Energy, Inc.	137,471
660	@@	Norsk Hydro ASA	77,298
700	@@, L	Petroleo Brasileiro SA ADR	61,278
1,610		Pogo Producing Co.	80,275
7,219	@@	Royal Dutch Shell PLC	226,600
2,900		Sunoco, Inc.	214,890
1,217	@, L	Swift Energy Co.	47,171
800	@@	Total SA	201,224
550	@	Unit Corp.	29,244
8,200		Valero Energy Corp.	441,078
			7,005,132
		Oil & Gas Services: 0.6%
930	@	Cal Dive International, Inc.	32,745
2,460	@	Cooper Cameron Corp.	99,630
2,150	@, @@	Petroleum Geo-Services ASA	84,577
2,500		Schlumberger Ltd.	287,500
1,610		Tidewater, Inc.	84,123
			588,575
		Packaging & Containers: 0.1%
898		Ball Corp.	38,255
2,600		Sonoco Products Co.	85,072
			123,327
		Pharmaceuticals: 4.0%
6,700		Abbott Laboratories	296,006
1,290	L	Alpharma, Inc.	39,023
4,900	L	AmerisourceBergen Corp.	225,351
5,900		Cardinal Health, Inc.	428,340
3,000	@, L	Express Scripts, Inc.	261,810
9,400	@@	GlaxoSmithKline PLC	238,363
3,600	@	Hospira, Inc.	142,920
5,100	@	King Pharmaceuticals, Inc.	82,875
1,510		Medicis Pharmaceutical	42,944
20,700		Merck & Co., Inc.	721,602
800	@@	Merck KGaA	79,986
930		Omnicare, Inc.	56,591
31,800		Pfizer, Inc.	832,842
1,430	@@	Roche Holding AG	211,326
900	@, L	Sepracor, Inc.	51,579
2,400	@@	Takeda Chemical Industries Ltd.	133,610
1,480	@	Theragenics Corp.	5,002
5,800		Wyeth	288,840
			4,139,010

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
		Pipelines: 0.1%
1,636		Questar Corp.	$119,837
			119,837
		Real Estate: 0.2%
8,000	@@	Cheung Kong Holdings Ltd.	83,849
2,800	@@	Leopalace21 Corp.	100,652
			184,501
		Real Estate Investment Trust: 0.2%
2,000		AMB Property Corp.	107,300
901		Developers Diversified Realty Corp.	45,221
205	L	Essex Property Trust, Inc.	20,428
270	L	Kilroy Realty Corp.	20,201
560	L	Macerich Co.	40,348
520		New Century Financial Corp.	20,150
			253,648
		Retail: 6.2%
732		Abercrombie & Fitch Co.	49,278
895		Advance Auto Parts	37,008
3,315	L	American Eagle Outfitters	84,334
2,180	@	AnnTaylor Stores Corp.	79,134
1,657		Barnes & Noble, Inc.	71,367
6,275	L	Best Buy Co., Inc.	337,972
680		Brown Shoe Co., Inc.	32,436
640		Burlington Coat Factory Warehouse Corp.	28,826
1,597		Casey’s General Stores, Inc.	41,889
1,010	@	CEC Entertainment, Inc.	32,886
3,184	@, L	Chico’s FAS, Inc.	149,807
742	@, L	Childrens Place	34,629
1,450		Christopher & Banks Corp.	31,799
3,600		Circuit City Stores, Inc.	86,508
2,584		Claire’s Stores, Inc.	82,791
3,000	L	Darden Restaurants, Inc.	125,820
2,970	@	Dollar Tree Stores, Inc.	81,437
1,400	@@, L	Don Quijote Co., Ltd.	106,404
750	@, L	Dress Barn, Inc.	32,385
12,600		Gap, Inc./The	233,604
1,174	@, L	Hibbett Sporting Goods, Inc.	37,662
18,600		Home Depot, Inc.	783,990
670	L	IHOP Corp.	34,103
310	@, L	Jack in the Box, Inc.	12,400
4,650		JC Penney Co., Inc.	272,676
17,573	@@	Kingfisher PLC	70,173
730	L	Landry’s Restaurants, Inc.	22,535
970	L	Longs Drug Stores Corp.	37,219
8,150		Lowe’s Cos., Inc.	555,667
13,900		McDonald’s Corp.	485,249
1,392		Men’s Wearhouse, Inc.	43,597
1,109		Michaels Stores, Inc.	35,599
830		Nordstrom, Inc.	31,540
2,720	@	O’Reilly Automotive, Inc.	88,998
720	@, L	Panera Bread Co.	51,019
906	@, L	Papa John’s International, Inc.	29,807
2,529	@, L	Payless Shoesource, Inc.	59,937
230	@, L	PF Chang’s China Bistro, Inc.	11,118
585	@@	Pinault-Printemps-Redoute	67,403
1,070	@	Rare Hospitality International, Inc.	34,240
3,480		Ross Stores, Inc.	98,554
1,065	@, L	Select Comfort Corp.	38,926

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
1,173	L	Sonic Automotive, Inc.	$31,073
519	@	Sonic Corp.	16,406
12,800		Staples, Inc.	314,112
3,200	@	Starbucks Corp.	116,224
6,000	@@	Takashimaya Co. Ltd.	86,866
3,800		Target Corp.	206,720
1,124	@	Too, Inc.	34,203
290	@, L	Tractor Supply Co.	18,322
10,750		Wal-Mart Stores, Inc.	487,620
2,700		Wendy’s International, Inc.	156,330
1,010	@, L	Williams-Sonoma, Inc.	40,895
4,891		Yum! Brands, Inc.	233,301
			6,404,798
		Savings & Loans: 0.1%
650		Downey Financial Corp.	41,308
2,800		Washington Federal, Inc.	66,248
			107,556
		Semiconductors: 2.2%
5,100	@, @@	ASML Holding NV	105,496
1,135	@, L	DSP Group, Inc.	30,532
1,620	@	Exar Corp.	20,169
8,900	@	Freescale Semiconductor, Inc.	240,656
26,678		Intel Corp.	549,567
1,100		Intersil Corp.	31,174
2,331	@, L	Lam Research Corp.	100,466
3,040	@	MEMC Electronic Materials, Inc.	101,810
2,420	@	Micrel, Inc.	33,807
3,331		Microchip Technology, Inc.	117,251
580	@, L	Microsemi Corp.	17,835
8,100		National Semiconductor Corp.	227,205
1,210	@	Pericom Semiconductor Corp.	10,902
160	@@, #	Samsung Electronics Co., Ltd. GDR	56,536
1,220	@, L	Silicon Laboratories, Inc.	58,536
17,900		Texas Instruments, Inc.	534,315
350	@, L	Varian Semiconductor Equipment Associates, Inc.	16,506
			2,252,763
		Software: 3.0%
614	@, L	Advent Software, Inc.	17,069
295	@, L	Ansys, Inc.	13,989
5,400		Autodesk, Inc.	203,310
940		Automatic Data Processing, Inc.	43,419
4,500	@	BMC Software, Inc.	98,415
570	@, L	Cerner Corp.	23,729
3,600	@	Citrix Systems, Inc.	116,496
8,050	@	Compuware Corp.	66,091
1,450	@	D&B Corp.	105,473
1,380	@	Filenet Corp.	35,521
1,390		Global Payments, Inc.	72,363
1,518	@	Hyperion Solutions Corp.	50,929
3,900	@, L	Intuit, Inc.	189,462
61,550		Microsoft Corp.	1,655,695
2,230		MoneyGram International, Inc.	63,934
700	@@	Nomura Research Institute Ltd.	79,894
7,800	@, L	Novell, Inc.	74,178
733	@	Oracle Corp.	9,104
1,227	@	Serena Software, Inc.	29,325

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.2% (continued)
748	@	SPSS, Inc.	$24,415
2,600	@, L	Sybase, Inc.	55,458
1,310	@	Transaction Systems Architects, Inc.	43,702
			3,071,971
		Telecommunications: 4.1%
1,940		Adtran, Inc.	53,389
300	L	Anixter International, Inc.	13,725
23,535		AT&T, Inc.	649,331
25,800		BellSouth Corp.	814,764
49,550	@	Cisco Systems, Inc.	1,002,892
435	L	Commonwealth Telephone Enterprises, Inc.	14,042
7,600	@@	Deutsche Telekom AG	120,110
3,645	@@	Elisa Corp.	73,618
2,234		Harris Corp.	102,049
26,700		Motorola, Inc.	571,380
17	@@	Nippon Telegraph & Telephone Corp.	73,360
1,400	@@	Orascom Telecom Holding SAE GDR	84,248
7,100		Qualcomm, Inc.	335,191
42,000	@@	Telefonaktiebolaget LM Ericsson	143,015
3,900	@@	Telekom Austria AG	89,217
2,500	@@	Telekomunikasi Indonesia Tbk PT ADR	65,125
684		Telephone & Data Systems, Inc.	25,582
600	@	Tollgrade Communications, Inc.	8,550
			4,239,588
		Textiles: 0.0%
200	@	Mohawk Industries, Inc.	17,302
			17,302
		Toys/Games/Hobbies: 0.1%
3,824		Hasbro, Inc.	77,589
			77,589
		Transportation: 1.8%
860		Arkansas Best Corp.	35,742
3,258		CH Robinson Worldwide, Inc.	146,024
1,500		CNF, Inc.	75,270
4,700		CSX Corp.	260,286
4,700	@@	Deutsche Post AG	122,311
21	@@	East Japan Railway Co.	149,302
1,000	@	EGL, Inc.	40,450
900	L	Expeditors International Washington, Inc.	70,011
15,000	@@, L	Kawasaki Kisen Kaisha Ltd.	93,247
1,363		Landstar System, Inc.	63,502
6,889		Norfolk Southern Corp.	352,579
1,096		Overseas Shipholding Group	55,425
4,800		United Parcel Service, Inc.	358,608
			1,822,757
		Water: 0.1%
2,316	@@	Veolia Environnement	121,106
			121,106
		Total Common Stock
		(Cost $65,333,010)	76,725,124

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.5%
		Banks: 0.1%
14		DG Funding Trust	$150,325
			150,325
		Diversified Financial Services: 0.0%
1,600	C	National Rural Utilities Cooperative Finance Corp.	38,528
			38,528
		Household Products/Wares: 0.1%
800	@@	Henkel KGaA	88,276
			88,276
		Insurance: 0.2%
1,275	@@	Aegon NV	32,551
5,075	C	Metlife, Inc.	132,305
			164,856
		Telecommunications: 0.1%
46	@@, #	Centaur Funding Corp.	58,233
			58,233
		Total Preferred Stock
		(Cost $490,927)	500,218

Principal
Amount			Value

CORPORATE BOND/NOTE: 6.1%
		Aerospace/Defense: 0.1%
$50,000		Northrop Grumman Corp., 7.000%, due 03/01/06	$50,003
30,000		Northrop Grumman Space & Mission Systems Corp., 7.625%, due 03/15/06	30,021
			80,024
		Banks: 1.6%
80,000	@@, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	69,012
52,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	52,118
40,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	44,126
40,000	@@	Bank of Ireland, 4.750%, due 12/29/49	34,930
30,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	25,183
10,000	@@	Bank of Scotland, 4.813%, due 11/30/49	8,650
20,000		BankAmerica Capital II, 8.000%, due 12/15/26	21,140
38,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	38,571
10,000	@@	BNP Paribas, 4.272%, due 09/29/49	8,593
24,000		Chase Capital I, 7.670%, due 12/01/26	25,236
52,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	50,491
33,000	@@, L	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	32,215
29,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	29,765
30,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	25,275
57,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	70,073
113,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	111,762
100,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	84,000
40,000	@@	HSBC Bank PLC, 4.940%, due 06/29/49	34,400
50,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	42,978
73,000		M&T Bank Corp., 3.850%, due 04/01/13	71,128
48,000		Mellon Capital I, 7.720%, due 12/01/26	50,574
40,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	43,024
40,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	34,399
32,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	30,991

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BOND/NOTE: 6.1% (continued)
50,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	$49,727
90,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	77,297
30,000	@@	Societe Generale, 4.656%, due 11/29/49	25,888
110,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	89,925
80,000	@@	Standard Chartered PLC, 5.125%, due 07/29/49	65,200
32,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	33,502
115,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	114,473
30,000	@@	Westpac Banking Corp., 4.369%, due 09/30/49	25,433
36,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	34,987
			1,555,066
		Beverages: 0.1%
54,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	63,531
1,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	991
33,000	@@	Diageo Capital PLC, 4.691%, due 04/20/07	33,030
			97,552
		Building Materials: 0.1%
60,000		Masco Corp., 6.750%, due 03/15/06	60,041
			60,041
		Chemicals: 0.1%
50,000		Dow Chemical Co., 8.625%, due 04/01/06	50,132
18,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	18,191
20,000		Stauffer Chemical, 5.510%, due 04/15/10	16,029
40,000		Stauffer Chemical, 7.830%, due 04/15/17	21,228
2,000		Union Carbide Corp., 7.750%, due 10/01/96	2,190
			107,770
		Commercial Services: 0.1%
100,000		Tulane University of Louisiana, 5.549%, due 11/15/12	100,500
			100,500
		Diversified Financial Services: 1.5%
53,238	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	54,245
92,188	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	91,957
89,000	@@, #	BTM Curacao Holdings NV, 4.760%, due 07/21/15	86,710
58,000		Citigroup Capital II, 7.750%, due 12/01/36	60,810
93,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	98,059
210,000		Countrywide Financial Corp., 4.720%, due 04/11/07	210,194
25,000	@@	Financiere CSFB NV, 4.688%, due 03/29/49	20,750
49,000		Fund American Cos, Inc., 5.875%, due 05/15/13	48,914
59,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	79,574
26,000		International Lease Finance Corp., 5.000%, due 04/15/10	25,709
48,000		JPM Capital Trust I, 7.540%, due 01/15/27	50,439
54,000		JPM Capital Trust II, 7.950%, due 02/01/27	57,198
105,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	103,271
33,000	@@	Paribas, 4.625%, due 12/31/49	28,709
36,000	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	35,522
45,000	@@, #	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	44,261
113,454	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	112,226
102,000	@@, #	Prefered Term Services, 4.991%, due 03/23/35	102,255
17,000		Residential Capital Corp., 6.375%, due 06/30/10	17,181
89,000		Residential Capital Corp., 6.875%, due 06/30/15	93,550
396,809	#	Toll Road Investment, 18.060%, due 02/15/45	48,744
72,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	77,875
			1,548,153

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BOND/NOTE: 6.1% (continued)
		Electric: 0.5%
96,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	$112,876
66,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	63,874
102,000	#	Orcal Geothermal, 6.210%, due 12/30/20	101,172
87,000		Pepco Holdings, Inc., 6.450%, due 08/15/12	91,328
43,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	43,400
14,877		PPL Montana LLC, 8.903%, due 07/02/20	16,674
70,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	74,230
27,116	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	27,805
			531,359
		Foreign Government Bonds: 0.2%
200,000	@@	KAUP BANK, 6.600%, due 12/28/15	198,532
			198,532
		Healthcare - Services: 0.0%
48,000		WellPoint, Inc., 5.250%, due 01/15/16	47,433
			47,433
		Insurance: 0.1%
116,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	124,599
			124,599
		Media: 0.2%
33,000	L	Comcast Corp., 5.650%, due 06/15/35	30,301
26,000		Cox Communications, Inc., 6.850%, due 01/15/18	26,927
85,000	#, L	News America, Inc., 6.400%, due 12/15/35	85,818
50,000		Time Warner, Inc., 6.125%, due 04/15/06	50,060
			193,106
		Oil & Gas: 0.3%
52,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	49,370
10,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	10,674
46,000	@@, #	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	45,989
94,000	@@, #	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	97,055
24,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	25,074
50,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	48,764
53,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	53,464
			330,390
		Pharmaceuticals: 0.3%
350,000	S	Abbott Laboratories, 5.625%, due 07/01/06	350,871
			350,871
		Pipelines: 0.2%
143,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	141,570
51,000	#	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	50,726
			192,296
		Real Estate: 0.1%
72,000		EOP Operating LP, 7.750%, due 11/15/07	74,771
			74,771
		Real Estate Investment Trust: 0.3%
61,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	59,441
17,000		Liberty Property LP, 6.375%, due 08/15/12	17,727
56,000		Liberty Property LP, 7.750%, due 04/15/09	59,747
53,000	L	Simon Property Group LP, 4.875%, due 03/18/10	52,132
99,000		Simon Property Group LP, 6.375%, due 11/15/07	100,778
			289,825

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BOND/NOTE: 6.1% (continued)
		Retail: 0.1%
70,000		May Department Stores Co., 3.950%, due 07/15/07	$68,633
			68,633
		Savings & Loans: 0.0%
46,000		Great Western Financial, 8.206%, due 02/01/27	48,842
			48,842
		Telecommunications: 0.2%
56,000		BellSouth Corp., 4.200%, due 09/15/09	54,202
80,000		SBC Communications, Inc., 5.750%, due 05/02/06	80,084
87,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	82,423
			216,709
		Transportation: 0.0%
55,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	54,657
			54,657

		Total Corporate Bond/Note
		(Cost $6,311,369)	6,271,129

U.S. GOVERNMENT AGENCY OBLIGATION: 7.7%
		Agency Collateral CMO: 1.4%
222,339		4.500%, due 12/15/16	218,686
217,000		5.000%, due 05/15/20	212,297
165,080		5.000%, due 08/15/16	162,448
529,079		5.500%, due 11/15/18	532,431
210,678		6.000%, due 01/15/29	214,027
144,234		6.000%, due 04/25/31	147,074
			1,486,963
		Federal Government Loan Mortgage Corporation: 0.6%
403,000	W	5.500%, due 03/01/34	399,599
68,850		6.000%, due 01/01/29	69,762
51,814		7.000%, due 03/01/32	53,589
46,248		7.000%, due 11/01/31	47,857
			570,807
		Federal Home Loan Bank: 0.4%
265,000	L	3.250%, due 12/17/07	257,620
125,000		4.850%, due 02/06/08	124,930
			382,550
		Federal Home Loan Mortgage Corporation: 1.1%
131,000		3.875%, due 06/15/08	128,144
128,000		4.000%, due 08/17/07	126,380
256,000	L	4.875%, due 02/17/09	255,992
440,000		5.150%, due 01/24/11	438,451
40,000	W	5.500%, due 03/15/19	40,150
97,000		5.875%, due 03/21/11	100,283
			1,089,400
		Federal National Mortgage Association: 4.1%
258,000		3.875%, due 07/15/08	252,189
77,000	L	4.250%, due 09/15/07	76,273
39,000	W	4.500%, due 03/15/34	36,721
285,000	W	4.500%, due 04/01/18	276,539
256,000	L	4.625%, due 10/15/13	251,674

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 7.7% (continued)
104,727		4.815%, due 08/01/35	$102,440
90,000	W	5.000%, due 03/16/21	88,819
449,000	W	5.000%, due 04/15/21	442,826
1,146,000	W	5.000%, due 04/15/36	1,112,336
248,000		5.250%, due 08/01/12	248,838
132,116		5.500%, due 02/01/18	132,806
62,000	W	5.500%, due 03/01/18	62,291
202,000	W	5.500%, due 03/15/36	200,169
83,000	W	5.500%, due 04/15/36	82,196
164,074		5.500%, due 11/01/33	162,946
30,000	W	6.000%, due 03/25/17	30,581
159,213		6.000%, due 08/01/16	162,410
71,850		6.000%, due 10/01/08	72,510
26,498		6.500%, due 02/01/28	27,261
38,918		6.500%, due 02/01/31	39,957
18,177		6.500%, due 12/01/33	18,629
118,000		6.625%, due 11/15/10	126,404
74,299		7.000%, due 02/01/31	76,962
111,646		7.000%, due 08/01/31	115,645
4,076		7.000%, due 08/01/35	4,218
38,873		7.000%, due 10/01/31	40,265
38,834		7.500%, due 09/01/31	40,664
			4,284,569
		Government National Mortgage Association: 0.1%
25,368		6.500%, due 01/15/32	26,465
52,035		6.500%, due 10/15/31	54,265
11,268		7.000%, due 01/15/28	11,775
			92,505
		Total U.S. Government Agency Obligation
		(Cost $7,974,553)	7,906,794

U.S. TREASURY OBLIGATION: 0.9%
		U.S. Treasury Bond: 0.7%
121,000	L	4.375%, due 11/15/08	120,145
147,000	L	4.500%, due 02/15/16	146,495
350,000	L	5.375%, due 02/15/31	389,717
			656,357
		U.S. Treasury Note: 0.2%
125,000	L	4.500%, due 02/28/11	124,483
118,000		4.625%, due 02/29/08	117,908
			242,391
		Total U.S. Treasury Obligation
		(Cost $871,243)	898,748

ASSET-BACKED SECURITY: 0.9%
		Automobile Asset Backed Securities: 0.3%
24,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	23,884
48,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	47,391
24,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	23,387
9,296		Household Automotive Trust, 2.310%, due 04/17/08	9,257
39,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	38,520
10,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	9,959
126,188		USAA Auto Owner Trust, 2.040%, due 02/16/10	124,881
9,000		USAA Auto Owner Trust, 5.010%, due 09/15/10	9,011
			286,290

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITY: 0.9% (continued)
		Credit Card Asset Backed Securities: 0.4%
50,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$49,398
47,000		Capital One Master Trust, 4.900%, due 03/15/10	46,957
145,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	146,110
160,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	160,540
51,000		MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	50,832
15,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	15,407
			469,244
		Home Equity Asset Backed Securities: 0.0%
26,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	25,441
			25,441
		Other Asset Backed Securities: 0.2%
42,081		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	41,896
87,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	85,759
19,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	18,731
14,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	13,808
			160,194

		Total Asset-Backed Security
		(Cost $960,269)	941,169

COLLATERALIZED MORTGAGE OBLIGATION: 6.8%
		Commercial Mortgage Backed Securities: 1.8%
34,000		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,805
23,000		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,567
80,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	79,076
57,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	56,291
90,000		Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	87,987
94,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	90,234
482,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	469,344
3,000		CS First Boston Mortgage Securities Corp., 7.545%, due 04/15/62	3,277
185,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	189,543
40,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	41,347
445,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	471,907
43,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	41,623
31,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	29,957
10,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	10,277
22,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	21,185
20,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	19,380
50,000		Morgan Stanley Capital I, 4.827%, due 06/12/47	48,867
140,000		Morgan Stanley Capital I, 5.007%, due 01/14/42	138,253
65,000		Morgan Stanley Capital I, 5.090%, due 10/12/52	64,746
			1,918,666
		Diversified Financial Services: 0.0%
16,213	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	16,333
			16,333
		Whole Loan Collateral CMO: 4.9%
47,937		Banc of America Mortgage Securities, 5.250%, due 11/25/19	47,560
164,734		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	163,500
157,883		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	156,825
83,107		GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	80,576
34,551	#	GSMPS Mortgage Loan Trust, 4.931%, due 01/25/35	34,721

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATION: 6.8% (continued)
987,503		Master Asset Securitization Trust, 4.941%, due 07/25/35	$987,503
127,870		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	127,404
380,402		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	374,220
997,144		Residential Accredit Loans, Inc., 4.911%, due 02/25/46	997,144
1,004,124		Residential Accredit Loans, Inc., 5.001%, due 02/25/46	1,004,124
115,738		Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	117,236
68,358		Thornburg Mortgage Securities Trust, 4.951%, due 09/25/34	68,722
221,000		Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	221,108
432,851		Washington Mutual, Inc., 5.627%, due 01/25/36	428,150
225,062		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	221,791
			5,030,584
		Whole Loan Collateral Support CMO: 0.1%
44,552		Banc of America Mortgage Securities, 5.500%, due 11/25/33	43,701
			43,701
		Total Collateralized Mortgage Oobligation
		(Cost $7,094,303)	7,009,284

MUNICIPAL BOND: 0.1%
		Municipal: 0.1%
10,000		City of New York, 5.000%, due 04/01/35	10,399
25,000		City of New York, 5.000%, due 11/01/08	25,886
25,000		City of New York, 5.000%, due 11/01/11	26,737
25,000		City of New York, 5.000%, due 11/01/15	27,061
25,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	23,922
20,000	S	Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	19,297
			133,302
		Total Municipal Bond
		(Cost $136,107)	133,302

		Total Long-Term Investments:
		(Cost $89,171,781)	100,385,768

SHORT-TERM INVESTMENT: 14.7%
		Commercial Paper: 1.0%
1,000,000	#	Concord Minutemen Capital Co. LLC, 4.970%, due 03/13/07	1,000,000

		Total Comercial Paper
		(Cost $1,000,000)	1,000,000

		Repurchase Agreement: 4.1%
4,266,000		Goldman Sachs Repurchase Agreement dated 02/28/06, 4.550%, due 03/01/06, $4,266,539 to be received upon repurchase (Collateralized by $4,482,000 Federal National Mortgage Corporation, 9.375%, Market Value plus accrued interest $4,351,578, due 07/12/10)	4,266,000

		Total Repurchase Agreement
		(Cost $4,266,000)	4,266,000

		Securities Lending Collateralcc: 9.6%
9,886,000		The Bank of New York Institutional Cash Reserve Fund	9,886,000

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENT: 14.7% (continued)

		Total Securities Lending Collateral
		(Cost $9,886,000)		$9,886,000

		Total Short-Term Investments:
		(Cost $15,152,000)		15,152,000

		Total Investments in Securities
		(Cost $104,323,781)*	111.8%	$115,537,768
		Other Assets and Liabilities—Net	(11.8)	(12,201,711)
		Net Assets	100.0%	$103,336,057

		Securities may have been fair valued in accordance with procedures approved by the Baord of Directors/Trustees.

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $105,700,307.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,628,363
		Gross Unrealized Depreciation		(790,902)
		Net Unrealized Appreciation	$9,837,461

Information concerning open futures contracts at February 28, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. Treasury 10 Year Note	5	539,531	06/21/2006	990
U.S. Treasury 30 Year Bond	9	1,017,844	06/21/2006	1,713
S&P MID 400	2	155,000	03/17/2006	(1,475)
		$1,712,375		$1,228

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. Treasury 5 Year Note	6	(631,125)	06/30/2006	(968)
		$(631,125)		$(968)

Information concerning the Interest Rate Swap Agreement outstanding for the ING Strategic Allocation Balanced Fund at February 28, 2006 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.086%. Counterparty: Citigroup, Inc.	02/15/11	$3,550,000	$(3,717)

Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.085%. Counterparty: Morgan Stanley	02/15/11	3,550,000	(3,713)

			$(7,430)

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 86.8%
		Aerospace/Defense: 2.5%
950	@, L	Armor Holdings, Inc.	$55,794
8,000		Boeing Co.	581,520
2,900		General Dynamics Corp.	357,483
1,168		Kaman Corp.	26,525
5,050		Lockheed Martin Corp.	367,994
7,344		Raytheon Co.	318,730
1,225	@	Teledyne Technologies, Inc.	40,584
10,100		United Technologies Corp.	590,850
			2,339,480
		Agriculture: 1.7%
8,500		Altria Group, Inc.	611,150
10,300		Archer-Daniels-Midland Co.	326,716
8,115	@@	British American Tobacco PLC	193,026
12	@@	Japan Tobacco, Inc.	206,039
1,800		Reynolds America, Inc.	191,070
9,200	@@	Swedish Match AB	123,110
			1,651,111
		Airlines: 0.1%
1,463	@	Mesa Air Group, Inc.	16,707
1,765	L	Skywest, Inc.	51,132
			67,839
		Apparel: 0.8%
7,100	@	Coach, Inc.	253,612
1,380	@	Gymboree Corp.	31,547
1,097	L	K-Swiss, Inc.	32,010
3,300		Nike, Inc.	286,374
350		Phillips-Van Heusen	12,425
1,730		Polo Ralph Lauren Corp.	100,271
1,129	@, L	Quiksilver, Inc.	16,371
			732,610
		Auto Manufacturers: 0.7%
3,663	@@	DaimlerChrysler AG	203,570
32,200	L	Ford Motor Co.	256,634
742		Oshkosh Truck Corp.	42,094
3,000	@@	Volvo AB	130,793
			633,091
		Auto Parts & Equipment: 0.4%
4,100	@, L	Goodyear Tire & Rubber Co.	58,753
1,300	@@	Magna International, Inc.	96,819
4,100	@@	NOK Corp.	119,640
10,300	@@	Sumitomo Rubber Industries, Inc.	124,276
			399,488
		Banks: 6.8%
2,853		AmSouth Bancorp	79,171
34,936	@@	Banca Intesa S.p.A.	206,441
3,400	@@, L	Banco Itau Holding Financeira SA ADR	111,112

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
19,000		Bank of America Corp.	$871,150
1,660		Bank of Hawaii Corp.	88,644
9,800	@@	Bank of Ireland	174,371
2,800	@@	BNP Paribas	259,164
1,154	L	Central Pacific Financial Corp.	42,698
1,590		Chittenden Corp.	45,776
3,400		Comerica, Inc.	194,888
5,200	@@	Commerzbank AG	190,023
13,000	@@	DBS Group Holdings Ltd.	130,862
1,751	@@	Deutsche Bank AG	193,741
568		East-West Bancorp, Inc.	21,408
2,060	L	Fremont General Corp.	48,863
16,900	@@	HBOS PLC	314,219
3,400	@@, L	ICICI Bank Ltd. ADR	104,414
890		Irwin Financial Corp.	17,836
2,300	@@	KBC Bancassurance Holding	240,142
4,935		Keycorp	183,927
18	@@	Mitsubishi Tokyo Financial Group, Inc.	267,091
27	@@	Mizuho Financial Group, Inc.	215,093
1,440	@@	OTP Bank Rt GDR	107,568
4,810		PNC Financial Services Group, Inc.	338,384
10,108	@@	Royal Bank of Scotland Group PLC	337,552
754		South Financial Group, Inc.	19,838
2,020		Sterling Bancshares, Inc.	35,996
14,000	@@	Sumitomo Trust & Banking Co., Ltd.	141,854
3,190	@@	UBS AG	339,000
1,580	L	Umpqua Holdings Corp.	42,549
7,400		US BanCorp.	228,734
6,400		Wachovia Corp.	358,848
6,850		Wells Fargo & Co.	439,770
640		Whitney Holding Corp.	21,907
2,112		Wilmington Trust Corp.	90,415
			6,503,449
		Beverages: 2.2%
17,750		Coca-Cola Co.	744,968
14,800	@@	Diageo PLC	226,765
3,400		Pepsi Bottling Group, Inc.	99,824
2,700		PepsiAmericas, Inc.	64,584
13,700		PepsiCo, Inc.	809,807
8,377	@@	SABMiller PLC	166,233
			2,112,181
		Biotechnology: 0.5%
5,100	@	Amgen, Inc.	384,999
1,390	@, L	Invitrogen Corp.	98,593
			483,592
		Building Materials: 0.4%
720	@, L	Drew Industries, Inc.	23,364
1,169		Florida Rock Industries, Inc.	67,346
1,600	@@	Lafarge SA	167,406
1,190		Martin Marietta Materials, Inc.	116,025
650	L	Universal Forest Products, Inc.	40,190
			414,331
		Chemicals: 1.2%
3,950		Dow Chemical Co.	169,969
86	L	EI Du Pont de Nemours & Co.	3,461

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
2,160		Lubrizol Corp.	$93,442
5,121		Lyondell Chemical Co.	107,131
450		Penford Corp.	7,144
3,450		PPG Industries, Inc.	209,174
3,000		Rohm & Haas Co.	149,250
1,340		Schulman A, Inc.	31,396
22,000	@@	Sumitomo Chemical Co., Ltd.	171,450
1,400	@@	Umicore	198,890
			1,141,307
		Coal: 0.2%
1,010	L	Massey Energy Co.	37,572
2,560		Peabody Energy Corp.	123,571
			161,143
		Commercial Services: 1.0%
3,150		Adesa, Inc.	78,750
920		Administaff, Inc.	43,654
586	@, L	Consolidated Graphics, Inc.	29,927
260		CPI Corp.	4,563
2,358	@	Education Management Corp.	88,661
3,050		Equifax, Inc.	111,752
2,000	@	Korn/Ferry Intl.	42,100
5,400		McKesson Corp.	292,302
1,400		Pharmaceutical Product Development, Inc.	97,426
494		Pre-Paid Legal Services, Inc.	17,838
36,800	@@	Rentokil Initial Plc	101,181
1,400		Rollins, Inc.	27,118
3,020	@	Spherion Corp.	30,140
461	@, L	Vertrue, Inc.	20,312
			985,724
		Computers: 3.5%
1,540		Agilysys, Inc.	22,007
3,500	@, L	Apple Computer, Inc.	239,890
300	@, L	CACI International, Inc.	18,081
2,393	@, L	Cadence Design Systems, Inc.	42,476
1,195	@	Cognizant Technology Solutions Corp.	68,844
9,650	@	Dell, Inc.	279,850
1,490	@, L	DST Systems, Inc.	83,783
340		Factset Research Systems, Inc.	13,311
24,100		Hewlett-Packard Co.	790,721
1,270		Imation Corp.	55,690
11,900		International Business Machines Corp.	954,856
980	@, L	Komag, Inc.	45,903
1,390	@	Manhattan Associates, Inc.	29,287
1,157	@, L	Micros Systems, Inc.	50,087
906		MTS Systems Corp.	35,805
1,960		Reynolds & Reynolds Co.	54,292
2,875	@, L	Sandisk Corp.	173,478
3,695	@	Synopsys, Inc.	80,810
5,853	@@	Tietoenator OYJ	210,389
4,594	@, L	Western Digital Corp.	102,217
			3,351,777
		Cosmetics/Personal Care: 1.4%
22,300		Procter & Gamble Co.	1,336,439
			1,336,439

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
		Distribution/Wholesale: 0.5%
1,560	@, L	Brightpoint, Inc.	$44,132
512	L	Building Materials Holding Corp.	34,458
1,363		Genuine Parts Co.	60,681
670	L	Hughes Supply, Inc.	30,988
1,700	@, L	LKQ Corp.	37,434
499		SCP Pool Corp.	21,692
16,000	@@	Sumitomo Corp.	216,023
1,000	@, L	United Stationers, Inc.	49,500
			494,908
		Diversified Financial Services: 4.7%
5,100		American Express Co.	274,788
3,700	@, L	AmeriCredit Corp.	109,150
4,100		CIT Group, Inc.	220,457
20,700		Citigroup, Inc.	959,859
1,800		Goldman Sachs Group, Inc.	254,322
34,000	@@	Hong Kong Exchanges and Clearing Ltd.	173,564
430	@	Investment Technology Group, Inc.	19,556
14,400		JPMorgan Chase & Co.	592,416
21	@@	Kenedix, Inc.	97,643
1,145		Legg Mason, Inc.	149,526
3,200		Lehman Brothers Holdings, Inc.	467,040
3,800		Merrill Lynch & Co., Inc.	293,398
10,200		Morgan Stanley	608,532
12,000	@@	Nippon Shinpan Co., Ltd.	115,108
710	@, L	Portfolio Recovery Associates, Inc.	34,726
610	@@	SFCG Co,. Ltd.	127,664
			4,497,749
		Electric: 1.9%
6,344		American Electric Power Co., Inc.	231,556
3,600		Black Hills Corp.	124,452
1,700		Dominion Resources, Inc.	127,670
4,400	L	Duke Energy Corp.	124,960
7,000	@@	Fortum OYJ	169,373
4,100		Pepco Holdings, Inc.	97,457
2,300	@@	RWE AG	197,799
2,510		SCANA Corp.	102,358
920	L	Southern Co.	31,308
8,800		TXU Corp.	461,032
2,530		Wisconsin Energy Corp.	103,401
			1,771,366
		Electrical Components & Equipment: 0.3%
1,368		Emerson Electric Co.	111,916
1,090	@	Greatbatch, Inc.	24,100
11,000	@@	Sumitomo Electric Industries Ltd.	165,197
			301,213
		Electronics: 1.3%
7,800	@	Agilent Technologies, Inc.	280,800
2,764	@	Arrow Electronics, Inc.	96,160
590		Bel Fuse, Inc.	19,535
500	L	Brady Corp.	18,490
1,228	@, L	Coherent, Inc.	39,861
1,070	@	Cymer, Inc.	48,129
701	@, L	Flir Systems, Inc.	18,114
4,200	@@	Hoya Corp.	166,531

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
3,600	@	Jabil Circuit, Inc.	$136,260
7,600	@@	Koninklijke Philips Electronics NV	247,361
740	@, L	Planar Systems, Inc.	11,500
1,800	@	Plexus Corp.	60,408
790	@	SBS Technologies, Inc.	8,761
544	@, L	Trimble Navigation Ltd.	22,255
1,482	@, L	Varian, Inc.	59,132
			1,233,297
		Engineering & Construction: 0.7%
2,700	@@	Bouygues	141,836
1,800		Fluor Corp.	155,340
600		Jacobs Engineering Group, Inc.	51,444
800	@, L	Shaw Group, Inc.	26,680
28,000	@@	Taisei Corp.	135,549
430	@, L	URS Corp.	18,744
1,300	@@	Vinci SA	120,012
			649,605
		Entertainment: 0.4%
16,101	@@	Aristocrat Leisure Ltd.	143,274
1,200		GTECH Holdings Corp.	40,056
24,400	@@	Hilton Group PLC	157,247
			340,577
		Environmental Control: 0.0%
1,140		Republic Services, Inc.	44,312
			44,312
		Food: 1.1%
739		Corn Products International, Inc.	19,923
1,280	@	Dean Foods Co.	47,962
530	L	Flowers Foods, Inc.	14,575
6,165		General Mills, Inc.	303,626
2,485		Hormel Foods Corp.	85,559
682		J&J Snack Foods Corp.	23,154
1,400	@	Performance Food Group Co.	41,118
9,300		Safeway, Inc.	226,083
2,820		Supervalu, Inc.	89,112
17,000	@@	Unilever PLC	174,627
			1,025,739
		Forest Products & Paper: 0.1%
2,700	L	Louisiana-Pacific Corp.	76,761
571		Temple-Inland, Inc.	24,365
			101,126
		Gas: 0.9%
44,100	@@	Centrica PLC	224,276
942		Energen Corp.	33,658
1,230		New Jersey Resources Corp.	55,350
1,100	L	Nicor, Inc.	47,223
35,000	@@	Osaka Gas Co. Ltd	133,922
6,212		Sempra Energy	297,182
400		Southern Union Co.	9,848
3,522		UGI Corp.	79,069
			880,528

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
		Hand/Machine Tools: 0.1%
1,500	L	Black & Decker Corp.	$128,370
			128,370
		Healthcare - Products: 1.7%
1,720		Beckman Coulter, Inc.	92,794
3,200	@, L	Cytyc Corp.	92,256
1,934		Dentsply International, Inc.	110,219
1,178	@, L	Hologic, Inc.	56,344
319	@, L	Idexx Laboratories, Inc.	25,067
12,250		Johnson & Johnson	706,213
5,000	L	Medtronic, Inc.	269,750
870	@	Osteotech, Inc.	3,976
710	@, L	Resmed, Inc.	28,819
1,790	@	Respironics, Inc.	65,084
2,650		Steris Corp.	65,641
1,250	L	Varian Medical Systems, Inc.	72,350
282		Vital Signs, Inc.	14,399
			1,602,912
		Healthcare - Services: 3.0%
7,600		Aetna, Inc.	387,600
9,100	@, @@	Capio AB	157,256
3,350	@	Coventry Health Care, Inc.	199,727
1,800	@@	Fresenius Medical Care AG	193,490
2,630	@	Health Net, Inc.	126,109
1,090	@, L	Healthways, Inc.	47,470
3,300	@	Humana, Inc.	170,511
2,490	@, L	Lincare Holdings, Inc.	101,841
1,632	@, L	Odyssey HealthCare, Inc.	30,714
650	@	Pediatrix Medical Group, Inc.	61,347
1,410	@, L	Sierra Health Services	58,783
450	@	United Surgical Partners International, Inc.	15,818
11,999		UnitedHealth Group, Inc.	698,702
1,700		Universal Health Services, Inc.	85,391
6,900	@	WellPoint, Inc.	529,851
			2,864,610
		Home Builders: 0.1%
45	@, L	NVR, Inc.	33,885
660	L	Standard-Pacific Corp.	21,681
			55,566
		Home Furnishings: 0.1%
938	@	Audiovox Corp.	11,978
320	L	Ethan Allen Interiors, Inc.	13,027
2,430	L	Furniture Brands International, Inc.	60,070
			85,075
		Household Products/Wares: 0.2%
3,015		American Greetings	63,255
720		CNS, Inc.	14,969
2,910	@	Playtex Products, Inc.	30,555
			108,779
		Housewares: 0.1%
1,215	L	Toro Co.	56,048
			56,048

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
		Insurance: 5.1%
1,845		American Financial Group, Inc.	$76,383
10,600		American International Group, Inc.	703,416
1,310		AmerUs Group Co.	78,928
6,600		AON Corp.	261,426
111,000	@, @@	China Life Insurance Co. Ltd.	125,887
3,250		Chubb Corp.	311,188
575	@@	Everest Re Group Ltd.	56,948
1,697		Fidelity National Financial, Inc.	64,079
2,540		First American Corp.	107,086
3,101		HCC Insurance Holdings, Inc.	99,821
910		Infinity Property & Casualty Corp.	36,091
643		Landamerica Financial Group, Inc.	42,888
51,000	@@	Legal & General Group PLC	116,272
3,600	L	Lincoln National Corp.	204,372
9,000	L	Metlife, Inc.	451,080
1,201	@@	Muenchener Rueckversicherungs AG	163,062
2,211		Old Republic International Corp.	47,072
535	@, L	Philadelphia Consolidated Holding Co.	57,245
5,478		Principal Financial Group	266,888
5,928	L	Prudential Financial, Inc.	456,693
11,800	@@	QBE Insurance Group Ltd.	180,586
2,150		Radian Group, Inc.	122,013
790	L	RLI Corp.	41,649
2,565		Safeco Corp.	132,123
890		Selective Insurance Group	48,256
1,720		Stancorp Financial Group, Inc.	93,052
717	L	Stewart Information Services Corp.	33,663
1,194		UICI	43,808
2,710		WR Berkley Corp.	156,882
1,058		Zenith National Insurance Corp.	54,487
760	@, @@	Zurich Financial Services AG	179,510
			4,812,854

		Internet: 0.7%
6,000	@, L	Amazon.com, Inc.	224,940
780	@, L	Checkfree Corp.	38,579
4,700	@	eBay, Inc.	188,282
1,330	@	Infospace, Inc.	32,066
1,590	@, L	Internet Security Systems	37,063
4,050	@	McAfee, Inc.	94,203
240	@, L	Websense, Inc.	14,834
			629,967

		Iron/Steel: 0.7%
27,200	@@	BlueScope Steel Ltd	132,242
220	L	Cleveland-Cliffs, Inc.	18,931
3,200		Nucor Corp.	275,360
760		Reliance Steel & Aluminum Co.	62,616
560		Steel Technologies, Inc.	15,450
30,000	@@	Sumitomo Metal Industries Ltd.	133,103
			637,702

		Leisure Time: 0.5%
1,650		Carnival Corp.	85,223
1,353		Harley-Davidson, Inc.	71,046
1,305	@, L	Multimedia Games, Inc.	13,820
397	L	Polaris Industries, Inc.	19,870
2,200	@@	Sankyo Co. Ltd	134,502
6,000	@@	Yamaha Motor Co., Ltd.	136,756
			461,217

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
		Machinery - Construction & Mining: 0.1%
1,240		JLG Industries, Inc.	$73,148
1,220		Joy Global, Inc.	62,903
			136,051

		Machinery - Diversified: 0.3%
1,160		Albany International Corp.	43,117
940		Applied Industrial Technologies, Inc.	40,213
520		Briggs & Stratton Corp.	18,450
1,590		Cognex Corp.	43,741
529		IDEX Corp.	24,995
580	L	Lindsay Manufacturing Co.	14,210
300		Manitowoc Co.	23,121
1,460		Nordson Corp.	72,883
			280,730

		Media: 1.5%
5,700	L	McGraw-Hill Cos, Inc.	302,613
12,000	@@	Mediaset S.p.A.	141,252
9,600		News Corp., Inc.	156,288
18,350		Time Warner, Inc.	317,639
3,075	@	Viacom, Inc.	122,877
4,594	@@	Vivendi Universal SA	138,984
7,600		Walt Disney Co.	212,724
20		Washington Post	15,045
			1,407,422

		Metal Fabricate/Hardware: 0.4%
490		AM Castle & Co.	13,877
1,472		Commercial Metals Co.	66,667
1,130	L	Kaydon Corp.	40,680
1		Lawson Products	35
2,890		Precision Castparts Corp.	153,286
800		Quanex Corp.	49,656
790	L	Valmont Industries, Inc.	28,732
			352,933

		Mining: 0.7%
5,000	@@	Anglo American PLC	185,960
10,763	@@	BHP Billiton Ltd.	193,763
3,800		Freeport-McMoRan Copper & Gold, Inc.	192,394
2,000		Newmont Mining Corp.	105,840
			677,957

		Miscellaneous Manufacturing: 2.3%
3,100		3M Co.	228,129
1,330		Acuity Brands, Inc.	52,522
830	L	AO Smith Corp.	38,429
996		Aptargroup, Inc.	52,838
1,900		Crane Co.	73,131
2,188		Danaher Corp.	132,549
1,050	@, L	EnPro Industries, Inc.	34,409
43,350		General Electric Co.	1,424,915
862		Roper Industries, Inc.	38,850
1,314		Teleflex, Inc.	84,950
			2,160,722

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
		Office Furnishings: 0.1%
2,503		Herman Miller, Inc.	$75,566
			75,566

		Oil & Gas: 7.6%
4,750		Burlington Resources, Inc.	428,355
16,861		ChevronTexaco Corp.	952,309
2,410	L	Cimarex Energy Co.	102,811
12,100	L	ConocoPhillips	737,616
6,150		Devon Energy Corp.	360,575
7,900	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	225,874
35,950		Exxon Mobil Corp.	2,134,329
1,907		Frontier Oil Corp.	88,199
1,460		Helmerich & Payne, Inc.	96,024
2,400		Kerr-McGee Corp.	234,480
3,790		Noble Energy, Inc.	159,332
1,100	@@	Norsk Hydro ASA	128,830
1,100	@@, L	Petroleo Brasileiro SA ADR	96,294
1,840		Pogo Producing Co.	91,742
12,341	@@	Royal Dutch Shell PLC	387,377
2,800		Sunoco, Inc.	207,480
1,332	@, L	Swift Energy Co.	51,628
1,300	@@	Total SA	326,990
610	@	Unit Corp.	32,434
7,800		Valero Energy Corp.	419,562
			7,262,241

		Oil & Gas Services: 0.7%
1,020	@, L	Cal Dive International, Inc.	35,914
2,840	@	Cooper Cameron Corp.	115,020
3,400	@, @@	Petroleum Geo-Services ASA	133,750
2,400		Schlumberger Ltd.	276,000
1,830		Tidewater, Inc.	95,618
			656,302

		Packaging & Containers: 0.1%
970		Ball Corp.	41,322
2,900		Sonoco Products Co.	94,888
			136,210

		Pharmaceuticals: 4.6%
6,400		Abbott Laboratories	282,752
1,410	L	Alpharma, Inc.	42,653
4,300	L	AmerisourceBergen Corp.	197,757
5,600		Cardinal Health, Inc.	406,560
2,800	@	Express Scripts, Inc.	244,356
15,500	@@	GlaxoSmithKline PLC	393,045
3,300	@	Hospira, Inc.	131,010
5,500	@	King Pharmaceuticals, Inc.	89,375
1,660		Medicis Pharmaceutical	47,210
19,600		Merck & Co., Inc.	683,256
1,300	@@	Merck KGaA	129,977
1,120		Omnicare, Inc.	68,152
30,200		Pfizer, Inc.	790,938
2,390	@@	Roche Holding AG	353,196
1,000	@, L	Sepracor, Inc.	57,310
3,900	@@	Takeda Chemical Industries Ltd.	217,116
1,620	@	Theragenics Corp.	5,476
5,600		Wyeth	278,880
			4,419,019

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
		Pipelines: 0.1%
1,870		Questar Corp.	$136,978
			136,978

		Real Estate: 0.3%
14,000	@@	Cheung Kong Holdings Ltd.	146,736
4,700	@@	Leopalace21 Corp.	168,951
			315,687

		Real Estate Investment Trust: 0.3%
2,200		AMB Property Corp.	118,030
1,085		Developers Diversified Realty Corp.	54,456
230	L	Essex Property Trust, Inc.	22,920
290	L	Kilroy Realty Corp.	21,698
700	L	Macerich Co.	50,435
570		New Century Financial Corp.	22,088
			289,627

		Retail: 6.9%
895		Abercrombie & Fitch Co.	60,251
1,070		Advance Auto Parts	44,245
3,865	L	American Eagle Outfitters	98,326
2,440	@	AnnTaylor Stores Corp.	88,572
1,850		Barnes & Noble, Inc.	79,680
5,975	L	Best Buy Co., Inc.	321,814
740		Brown Shoe Co., Inc.	35,298
710		Burlington Coat Factory Warehouse Corp.	31,978
1,754		Casey’s General Stores, Inc.	46,007
1,113	@	CEC Entertainment, Inc.	36,239
3,645	@, L	Chico’s FAS, Inc.	171,497
807	@, L	Childrens Place	37,663
1,590		Christopher & Banks Corp.	34,869
3,900		Circuit City Stores, Inc.	93,717
3,005		Claire’s Stores, Inc.	96,280
2,600	L	Darden Restaurants, Inc.	109,044
3,300	@	Dollar Tree Stores, Inc.	90,486
2,300	@@	Don Quijote Co., Ltd.	174,807
830	@, L	Dress Barn, Inc.	35,839
11,300		Gap, Inc./The	209,502
1,280	@, L	Hibbett Sporting Goods, Inc.	41,062
17,650		Home Depot, Inc.	743,948
730	L	IHOP Corp.	37,157
340	@, L	Jack in the Box, Inc.	13,600
4,400		JC Penney Co., Inc.	258,016
29,775	@@	Kingfisher PLC	118,898
800	L	Landry’s Restaurants, Inc.	24,696
1,064	L	Longs Drug Stores Corp.	40,826
7,800		Lowe’s Cos., Inc.	531,804
13,150		McDonald’s Corp.	459,067
1,527		Men’s Wearhouse, Inc.	47,826
1,260		Michaels Stores, Inc.	40,446
714		Nordstrom, Inc.	27,132
3,140	@	O’Reilly Automotive, Inc.	102,741
790	@, L	Panera Bread Co.	55,979
1,002	@, L	Papa John’s International, Inc.	32,966
2,880	@, L	Payless Shoesource, Inc.	68,256
250	@, L	PF Chang’s China Bistro, Inc.	12,085
967	@@	Pinault-Printemps-Redoute	111,416

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
1,180	@	Rare Hospitality International, Inc.	$37,760
3,930		Ross Stores, Inc.	111,298
1,160	@, L	Select Comfort Corp.	42,398
1,291		Sonic Automotive, Inc.	34,199
574	@	Sonic Corp.	18,144
12,200		Staples, Inc.	299,388
3,400	@	Starbucks Corp.	123,488
11,000	@@	Takashimaya Co. Ltd.	159,254
3,450		Target Corp.	187,680
1,233	@	Too, Inc.	37,520
320	@, L	Tractor Supply Co.	20,218
10,250		Wal-Mart Stores, Inc.	464,940
2,300		Wendy’s International, Inc.	133,170
1,100	@, L	Williams-Sonoma, Inc.	44,539
4,710		Yum! Brands, Inc.	224,667
			6,602,698

		Savings & Loans: 0.1%
710		Downey Financial Corp.	45,121
3,200		Washington Federal, Inc.	75,712
			120,833

		Semiconductors: 2.5%
8,800	@, @@	ASML Holding NV	182,032
1,247	@, L	DSP Group, Inc.	33,544
1,780	@	Exar Corp.	22,161
8,500	@	Freescale Semiconductor, Inc.	229,840
25,402		Intel Corp.	523,281
1,300		Intersil Corp.	36,842
2,590	@, L	Lam Research Corp.	111,629
3,530	@	MEMC Electronic Materials, Inc.	118,220
2,720	@	Micrel, Inc.	37,998
3,840		Microchip Technology, Inc.	135,168
632	@, L	Microsemi Corp.	19,434
7,000		National Semiconductor Corp.	196,350
1,330	@	Pericom Semiconductor Corp.	11,983
260	@@, #	Samsung Electronics Co., Ltd. GDR	91,871
1,400	@, L	Silicon Laboratories, Inc.	67,172
17,000		Texas Instruments, Inc.	507,450
380	@, L	Varian Semiconductor Equipment Associates, Inc.	17,921
			2,342,896

		Software: 3.3%
712	@, L	Advent Software, Inc.	19,794
325	@, L	Ansys, Inc.	15,412
4,700		Autodesk, Inc.	176,955
895		Automatic Data Processing, Inc.	41,340
5,000	@	BMC Software, Inc.	109,350
622	@, L	Cerner Corp.	25,894
3,600	@	Citrix Systems, Inc.	116,496
8,700	@	Compuware Corp.	71,427
1,656	@	D&B Corp.	120,457
1,515	@	Filenet Corp.	38,996
1,530		Global Payments, Inc.	79,652
1,667	@	Hyperion Solutions Corp.	55,928
3,600	@, L	Intuit, Inc.	174,888
58,800		Microsoft Corp.	1,581,720
2,500		MoneyGram International, Inc.	71,675
1,100	@@	Nomura Research Institute Ltd.	125,547

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 86.8% (continued)
8,700	@	Novell, Inc.	$82,737
638	@	Oracle Corp.	7,924
1,351	@	Serena Software, Inc.	32,289
816	@	SPSS, Inc.	26,634
2,990	@, L	Sybase, Inc.	63,777
1,525	@	Transaction Systems Architects, Inc.	50,874
			3,089,766

		Telecommunications: 4.8%
2,180		Adtran, Inc.	59,994
330	L	Anixter International, Inc.	15,098
22,480		AT&T, Inc.	620,223
24,600		BellSouth Corp.	776,868
47,150	@	Cisco Systems, Inc.	954,316
275	L	Commonwealth Telephone Enterprises, Inc.	8,877
12,500	@@	Deutsche Telekom AG	197,550
6,218	@@	Elisa Corp.	125,584
2,612		Harris Corp.	119,316
25,350		Motorola, Inc.	542,490
28	@@	Nippon Telegraph & Telephone Corp.	120,829
2,300	@@	Orascom Telecom Holding SAE GDR	138,407
6,750		Qualcomm, Inc.	318,668
66,000	@@	Telefonaktiebolaget LM Ericsson	224,738
6,400	@@	Telekom Austria AG	146,408
4,500	@@	Telekomunikasi Indonesia Tbk PT ADR	117,225
520		Telephone & Data Systems, Inc.	19,448
660	@	Tollgrade Communications, Inc.	9,405
			4,515,444

		Textiles: 0.0%
200	@	Mohawk Industries, Inc.	17,302
			17,302

		Toys/Games/Hobbies: 0.1%
4,524		Hasbro, Inc.	91,792
			91,792

		Transportation: 2.2%
940		Arkansas Best Corp.	39,066
3,680		CH Robinson Worldwide, Inc.	164,938
1,700		CNF, Inc.	85,306
4,500		CSX Corp.	249,210
7,700	@@	Deutsche Post AG	200,381
36	@@	East Japan Railway Co.	255,946
1,100	@	EGL, Inc.	44,495
1,070	L	Expeditors International Washington, Inc.	83,235
25,000	@@, L	Kawasaki Kisen Kaisha Ltd.	155,411
1,497		Landstar System, Inc.	69,745
6,519		Norfolk Southern Corp.	333,642
1,285		Overseas Shipholding Group	64,982
4,500		United Parcel Service, Inc.	336,195
			2,082,552

		Water: 0.2%
3,881	@@	Veolia Environnement	202,941
			202,941

		Total Common Stock
		(Cost $70,135,118)	82,470,751

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.3%
		Banks: 0.1%
5		DG Funding Trust	$53,688
			53,688

		Diversified Financial Services: 0.0%
450	C	National Rural Utilities Cooperative Finance Corp.	10,836
			10,836

		Household Products/Wares: 0.1%
1,300	@@	Henkel KGaA	143,449
			143,449

		Insurance: 0.1%
472	@@	Aegon NV	12,050
1,675	C	Metlife, Inc.	43,667
			55,717

		Telecommunications: 0.0%
15	@@, #	Centaur Funding Corp.	18,989
			18,989

		Total Preferred Stock
		(Cost $267,608)	282,679

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.3%
		Aerospace/Defense: 0.1%
$20,000		Northrop Grumman Corp., 7.000%, due 03/01/06	$20,001
20,000		Northrop Grumman Space & Mission Systems Corp., 7.625%, due 03/15/06	20,014
			40,015

		Banks: 0.7%
30,000	@@, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	25,879
19,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	19,043
15,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	16,547
20,000	@@	Bank of Ireland, 4.750%, due 12/29/49	17,465
10,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	8,394
10,000	@@	Bank of Scotland, 4.813%, due 11/30/49	8,650
10,000		BankAmerica Capital II, 8.000%, due 12/15/26	10,570
10,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	10,150
10,000	@@	BNP Paribas, 4.272%, due 09/29/49	8,593
8,000		Chase Capital I, 7.670%, due 12/01/26	8,412
19,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	18,449
12,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	11,715
10,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	10,264
10,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	8,425
21,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	25,816
41,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	40,551
50,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	42,000
10,000	@@	HSBC Bank PLC, 4.940%, due 06/29/49	8,600
20,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	17,191
23,000		M&T Bank Corp., 3.850%, due 04/01/13	22,410

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.3% (continued)
15,000		Mellon Capital I, 7.720%, due 12/01/26	$15,804
15,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	16,134
20,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	17,200
10,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	9,685
18,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	17,902
40,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	34,354
10,000	@@	Societe Generale, 4.656%, due 11/29/49	8,629
50,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	40,875
40,000	@@	Standard Chartered PLC, 5.125%, due 07/29/49	32,600
11,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	11,516
42,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	41,807
10,000	@@	Westpac Banking Corp., 4.369%, due 09/30/49	8,478
13,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	12,634
			606,742

		Beverages: 0.1%
24,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	28,236
1,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	991
12,000	@@	Diageo Capital PLC, 4.691%, due 04/20/07	12,011
			41,238

		Building Materials: 0.0%
30,000		Masco Corp., 6.750%, due 03/15/06	30,021
			30,021

		Chemicals: 0.0%
20,000		Dow Chemical Co., 8.625%, due 04/01/06	20,053
6,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	6,064
10,000		Stauffer Chemical, 5.510%, due 04/15/10	8,015
			34,132

		Commercial Services: 0.1%
100,000	S	Tulane University of Louisiana, 5.549%, due 11/15/12	100,500
			100,500

		Diversified Financial Services: 0.5%
19,276	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	19,641
26,073	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	26,008
18,000		Citigroup Capital II, 7.750%, due 12/01/36	18,872
26,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	27,414
100,000		Countrywide Financial Corp., 4.720%, due 04/11/07	100,090
10,000	@@	Financiere CSFB NV, 4.688%, due 03/29/49	8,300
18,000		Fund American Cos, Inc., 5.875%, due 05/15/13	17,969
22,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	29,672
10,000		International Lease Finance Corp., 5.000%, due 04/15/10	9,888
16,000		JPM Capital Trust I, 7.540%, due 01/15/27	16,813
17,000	L	JPM Capital Trust II, 7.950%, due 02/01/27	18,007
38,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	37,374
15,000	@@	Paribas, 4.625%, due 12/31/49	13,050
12,000	@@, S	Petroleum Export Ltd., 4.623%, due 06/15/10	11,841
21,000	@@, #, S	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	20,655
39,862	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	39,431
6,000		Residential Capital Corp., 6.375%, due 06/30/10	6,064
32,000		Residential Capital Corp., 6.875%, due 06/30/15	33,636
99,202	#	Toll Road Investment, 18.060%, due 02/15/45	12,186
24,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	25,958
			492,869

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.3% (continued)
		Electric: 0.2%
44,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	$51,735
22,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	21,291
46,000	#	Orcal Geothermal, 6.210%, due 12/30/20	45,627
32,000		Pepco Holdings, Inc., 6.450%, due 08/15/12	33,592
12,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	12,112
4,698		PPL Montana LLC, 8.903%, due 07/02/20	5,266
26,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	27,571
7,747	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	7,944
			205,138

		Foreign Government Bonds: 0.1%
100,000	@@	KAUP BANK, 6.600%, due 12/28/15	99,266
			99,266

		Healthcare - Services: 0.0%
15,000		WellPoint, Inc., 5.250%, due 01/15/16	14,823
			14,823

		Insurance: 0.1%
42,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	45,114
			45,114

		Media: 0.1%
12,000	L	Comcast Corp., 5.650%, due 06/15/35	11,019
10,000		Cox Communications, Inc., 6.850%, due 01/15/18	10,357
31,000	#, L	News America, Inc., 6.400%, due 12/15/35	31,298
20,000		Time Warner, Inc., 6.125%, due 04/15/06	20,024
			72,698

		Oil & Gas: 0.1%
19,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	18,039
4,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	4,269
16,000	@@, #	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	15,996
30,000	@@, #, S	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	30,975
10,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	10,448
18,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	17,555
			97,282

		Pipelines: 0.1%
65,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	64,350
18,000	#	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	17,903
			82,253

		Real Estate: 0.0%
26,000		EOP Operating LP, 7.750%, due 11/15/07	27,001
			27,001

		Real Estate Investment Trust: 0.1%
22,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	21,438
6,000	S	Liberty Property LP, 6.375%, due 08/15/12	6,257
20,000		Liberty Property LP, 7.750%, due 04/15/09	21,338
19,000	L	Simon Property Group LP, 4.875%, due 03/18/10	18,689
36,000		Simon Property Group LP, 6.375%, due 11/15/07	36,647
			104,369

		Retail: 0.0%
26,000		May Department Stores Co., 3.950%, due 07/15/07	25,492
			25,492

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.3% (continued)

		Savings & Loans: 0.0%
14,000		Great Western Financial, 8.206%, due 02/01/27	$14,865
			14,865

		Telecommunications: 0.1%
21,000		BellSouth Corp., 4.200%, due 09/15/09	20,326
40,000		SBC Communications, Inc., 5.750%, due 05/02/06	40,042
31,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	29,369
			89,737

		Total Corporate Bond/Note
		(Cost $2,233,910)	2,223,555

U.S. GOVERNMENT AGENCY OBLIGATION: 3.7%

		Agency Collateral CMO: 0.5%
61,571		4.500%, due 12/15/16	60,559
73,000		5.000%, due 05/15/20	71,418
75,300		5.000%, due 08/15/16	74,099
176,916		5.500%, due 11/15/18	178,037
69,302		6.000%, due 01/15/29	70,404
48,317		6.000%, due 04/25/31	49,269
			503,786

		Federal Government Loan Mortgage Corporation: 0.1%
17,000	W	6.000%, due 03/15/34	17,165
64,799		6.500%, due 01/01/24	66,648
			83,813

		Federal Home Loan Bank: 0.2%
95,000	L	3.250%, due 12/17/07	92,354
45,000		4.850%, due 02/06/08	44,975
			137,329

		Federal Home Loan Mortgage Corporation: 0.4%
48,000		3.875%, due 06/15/08	46,953
47,000	L	4.000%, due 08/17/07	46,405
100,000	L	4.875%, due 02/17/09	99,997
162,000		5.150%, due 01/24/11	161,430
35,000		5.875%, due 03/21/11	36,185
			390,970

		Federal National Mortgage Association: 2.4%
94,000		3.875%, due 07/15/08	91,883
28,000	L	4.250%, due 09/15/07	27,736
12,000	W	4.500%, due 03/15/34	11,299
221,000	W	4.500%, due 04/01/18	214,439
94,000	L	4.625%, due 10/15/13	92,412
29,363		4.815%, due 08/01/35	28,722
22,000	W	5.000%, due 03/16/21	21,711
485,000	W	5.000%, due 04/15/21	478,331
562,000	W	5.000%, due 04/15/36	545,488
90,000		5.250%, due 08/01/12	90,304
44,039		5.500%, due 02/01/18	44,269
66,000	W	5.500%, due 03/01/18	66,309
70,000	W	5.500%, due 03/15/36	69,366
70,317		5.500%, due 11/01/33	69,834
29,984		6.000%, due 07/01/17	30,586
29,000	W	6.000%, due 03/25/17	29,562

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 3.7% (continued)

51,837		6.000%, due 08/01/16	$52,878
158,000	W	6.500%, due 03/15/34	161,802
18,177		6.500%, due 12/01/33	18,629
43,000		6.625%, due 11/15/10	46,062
13,491		7.000%, due 04/01/32	13,965
1,631		7.000%, due 08/01/35	1,687
118,103		7.000%, due 12/01/27	122,534
			2,329,808

		Government National Mortgage Association: 0.1%
10,868		6.500%, due 01/15/29	11,346
41,832		7.000%, due 02/15/28	43,716
			55,062

		Total U.S. Government Agency Obligation
		(Cost $3,511,731)	3,500,768

U.S. TREASURY OBLIGATION: 1.1%

		U.S. Treasury Bond: 0.9%
55,000	L	4.375%, due 11/15/08	54,611
313,000	L	4.500%, due 02/15/16	311,924
77,000	L	4.730%, due 05/15/16	48,023
153,000	L	5.375%, due 02/15/31	170,362
80,000	L	6.000%, due 02/15/26	93,531
80,000	L	6.250%, due 08/15/23	94,619
77,000	L	7.250%, due 05/15/16	93,218
			866,288

		U.S. Treasury Note: 0.2%
124,000	L	4.500%, due 02/28/11	123,487
95,000		4.625%, due 02/29/08	94,926
			218,413

		Total U.S. Treasury Obligation
		(Cost $1,064,638)	1,084,701

ASSET-BACKED SECURITY: 0.3%

		Automobile Asset Backed Securities: 0.1%
30,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	29,619
16,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	15,673
24,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	23,704
4,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	3,984
39,849		USAA Auto Owner Trust, 2.040%, due 02/16/10	39,436
			112,416

		Credit Card Asset Backed Securities: 0.2%
15,000		Bank One Issuance Trust, 4.540%, due 09/15/10	14,819
15,000		Capital One Master Trust, 4.900%, due 03/15/10	14,986
60,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	60,459
50,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	50,169
13,000		MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	12,957
			153,390

		Other Asset Backed Securities: 0.0%
8,801		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	8,763
18,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	17,743
12,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	11,830

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITY: 0.3% (continued)

9,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	$8,876
			47,212

		Total Asset-Backed Security
		(Cost $319,372)	313,018

COLLATERALIZED MORTGAGE OBLIGATION: 1.7%

		Commercial Mortgage Backed Securities: 0.9%
16,000		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	15,437
19,000		Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	18,588
11,000		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	10,793
70,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	69,192
19,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	18,764
70,000		Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	68,435
37,000		Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	35,484
11,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	10,559
121,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	117,823
11,000		CS First Boston Mortgage Securities Corp., 7.545%, due 04/15/62	12,015
58,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	59,424
140,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	148,465
8,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	7,744
10,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	9,664
16,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	16,444
13,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	12,519
7,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	6,783
40,000		Morgan Stanley Capital I, 4.827%, due 06/12/47	39,093
110,000		Morgan Stanley Capital I, 5.007%, due 01/14/42	108,627
56,000		Morgan Stanley Capital I, 5.090%, due 10/12/52	55,781
			841,634

		Diversified Financial Services: 0.0%
5,404	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	5,444
			5,444

		Whole Loan Collateral CMO: 0.8%
13,074		Banc of America Mortgage Securities, 5.250%, due 11/25/19	12,971
110,480		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	109,653
28,138		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	27,949
170		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	167
23,535		GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	22,818
35,186		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	35,058
103,025		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	101,351
38,579		Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	39,079
18,527		Thornburg Mortgage Securities Trust, 4.951%, due 09/25/34	18,626
103,000		Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	103,050
158,945		Washington Mutual, Inc., 5.627%, due 01/25/36	157,219
83,114		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	81,906
			709,847

		Whole Loan Collateral Support CMO: 0.0%
16,876		Banc of America Mortgage Securities, 5.500%, due 11/25/33	16,553
			16,553

		Total Collateralized Mortgage Obligation
		(Cost $1,603,883)	1,573,478

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Principal
Amount			Value

MUNICIPAL BOND: 0.0%
		Municipal: 0.0%
5,000		City of New York, 5.000%, due 04/01/35	$5,200
5,000		City of New York, 5.000%, due 11/01/08	5,177
5,000		City of New York, 5.000%, due 11/01/11	5,347
10,000		City of New York, 5.000%, due 11/01/15	10,824
5,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	4,784
5,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	4,824
			36,156

		Total Municipal Bond
		(Cost $36,725)	36,156

		Total Long-Term Investments:
		(Cost $79,172,985)	91,485,106

SHORT-TERM INVESTMENT: 15.1%

		Commercial Paper: 0.9%
900,000	#	Concord Minutemen Capital Co. LLC, 4.970%, due 03/13/07	900,000

		Total Commercial Paper
		(Cost $900,000)	900,000

		Repurchase Agreement: 4.5%
4,274,000		Goldman Sachs Repurchse Agreement dated 02/28/06, 4.550%, due 03/01/06, $4,274,540 to be received upon repurchase (Collateralized by $4,442,000 various Federal Home Loan Mortgage Corporations, 3.875% - 4.125%, Market Value plus accrued interest $4,359,834, due 06/15/08 - 07/12/10)	4,274,000

		Total Repurchase Agreement
		(Cost $4,274,000)	4,274,000

		Securities Lending CollateralCC: 9.7%
9,200,000		The Bank of New York Institutional Cash Reserve Fund	9,200,000

		Total Securities Lending Collateral
		(Cost $9,200,000)	9,200,000

		Total Short-Term Investments:
		(Cost $14,374,000)	14,374,000

Total Investments in Securities
(Cost $93,546,985)*	111.3%	$105,859,106
Other Assets and Liabilities—Net	(11.3)	(10,789,187)
Net Assets	100.0%	$95,069,919

Securities may have been fair valued in accordance with procedures approved by the Baord of Directors/Trustees.

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2006 (Unaudited)(continued)

Directors/Trustees.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid securities
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
*	Cost for federal income tax purposes is $94,472,530.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,062,611
	Gross Unrealized Depreciation	(676,035)
	Net Unrealized Appreciation	$11,386,576

Information concerning open futures contracts at February 28, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

FIN FUT US 10YR 6/21/06	2	215,813	06/21/2006	397
FIN FUT US 30YR 6/21/2006	2	226,188	06/21/2006	381

S&P MID 400 EMINI MAR06	3	232,500	03/17/2006	(2,213)
		$674,501		$(1,435)

Information concerning the Interest Rate Swap Agreement outstanding for the ING Strategic Allocation Growth Fund at February 28, 2006 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.086%. Counterparty: Citigroup, Inc.	02/15/11	$4,650,000	$(4,869)

Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.085%. Counterparty: Morgan Stanley	02/15/11	4,650,000	(4,864)

			$(9,733)

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 50.0%
		Aerospace/Defense: 1.6%
230	@, L	Armor Holdings, Inc.	$13,508
2,370		Boeing Co.	172,275
890		General Dynamics Corp.	109,710
278		Kaman Corp.	6,313
1,500		Lockheed Martin Corp.	109,305
2,188		Raytheon Co.	94,959
287	@	Teledyne Technologies, Inc.	9,508
3,020		United Technologies Corp.	176,670
			692,248
		Agriculture: 1.0%
2,540		Altria Group, Inc.	182,626
3,030		Archer-Daniels-Midland Co.	96,112
1,785	@@	British American Tobacco PLC	42,459
3	@@	Japan Tobacco, Inc.	51,510
500		Reynolds America, Inc.	53,075
1,900	@@	Swedish Match AB	25,425
			451,207
		Airlines: 0.0%
351	@	Mesa Air Group, Inc.	4,008
416	L	Skywest, Inc.	12,052
			16,060
		Apparel: 0.5%
2,110	@	Coach, Inc.	75,369
330	@	Gymboree Corp.	7,544
264	L	K-Swiss, Inc.	7,704
980		Nike, Inc.	85,044
80		Phillips-Van Heusen	2,840
420		Polo Ralph Lauren Corp.	24,343
269	@, L	Quiksilver, Inc.	3,901
			206,745
		Auto Manufacturers: 0.4%
752	@@	DaimlerChrysler AG	41,792
9,610	L	Ford Motor Co.	76,592
176		Oshkosh Truck Corp.	9,984
700	@@	Volvo AB	30,518
			158,886
		Auto Parts & Equipment: 0.2%
1,040	@, L	Goodyear Tire & Rubber Co.	14,903
300	@@	Magna International, Inc.	22,343
800	@@	NOK Corp.	23,344
2,200	@@	Sumitomo Rubber Industries, Inc.	26,544
			87,134
		Banks: 3.7%
832		AmSouth Bancorp	23,088
6,981	@@	Banca Intesa S.p.A.	41,252

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
800	@@, L	Banco Itau Holding Financeira SA ADR	$26,144
5,730		Bank of America Corp.	262,721
390		Bank of Hawaii Corp.	20,826
2,100	@@	Bank of Ireland	37,365
600	@@	BNP Paribas	55,535
277	L	Central Pacific Financial Corp.	10,249
380		Chittenden Corp.	10,940
980		Comerica, Inc.	56,174
1,000	@@	Commerzbank AG	36,543
3,000	@@	DBS Group Holdings Ltd.	30,199
410	@@	Deutsche Bank AG	45,365
132		East-West Bancorp, Inc.	4,975
492	L	Fremont General Corp.	11,670
3,633	@@	HBOS PLC	67,548
800	@@, L	ICICI Bank Ltd. ADR	24,568
210		Irwin Financial Corp.	4,208
500	@@	KBC Bancassurance Holding	52,205
1,493		Keycorp	55,644
4	@@	Mitsubishi Tokyo Financial Group, Inc.	59,354
6	@@	Mizuho Financial Group, Inc.	47,798
320	@@	OTP Bank Rt GDR	23,904
1,401		PNC Financial Services Group, Inc.	98,560
2,100	@@	Royal Bank of Scotland Group PLC	70,129
177		South Financial Group, Inc.	4,657
480		Sterling Bancshares, Inc.	8,554
3,000	@@	Sumitomo Trust & Banking Co., Ltd.	30,397
670	@@	UBS AG	71,201
370	L	Umpqua Holdings Corp.	9,964
2,190		US BanCorp.	67,693
1,860		Wachovia Corp.	104,290
2,040		Wells Fargo & Co.	130,968
150		Whitney Holding Corp.	5,135
507		Wilmington Trust Corp.	21,705
			1,631,528
		Beverages: 1.3%
5,350		Coca-Cola Co.	224,540
3,000	@@	Diageo PLC	45,966
900		Pepsi Bottling Group, Inc.	26,424
630		PepsiAmericas, Inc.	15,070
4,050		PepsiCo, Inc.	239,396
1,784	@@	SABMiller PLC	35,402
			586,798
		Biotechnology: 0.3%
1,480	@	Amgen, Inc.	111,725
340	@, L	Invitrogen Corp.	24,116
			135,841
		Building Materials: 0.2%
170	@, L	Drew Industries, Inc.	5,517
282		Florida Rock Industries, Inc.	16,246
300	@@	Lafarge SA	31,389
290		Martin Marietta Materials, Inc.	28,275
150	L	Universal Forest Products, Inc.	9,275
			90,702

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
		Chemicals: 0.7%
1,300	L	Dow Chemical Co.	$55,939
26	L	EI Du Pont de Nemours & Co.	1,046
500		Lubrizol Corp.	21,630
1,217		Lyondell Chemical Co.	25,460
110		Penford Corp.	1,746
1,060		PPG Industries, Inc.	64,268
900		Rohm & Haas Co.	44,775
320	L	Schulman A, Inc.	7,498
5,000	@@	Sumitomo Chemical Co., Ltd.	38,966
300	@@	Umicore	42,619
			303,947
		Coal: 0.1%
240		Massey Energy Co.	8,928
600		Peabody Energy Corp.	28,962
			37,890
		Commercial Services: 0.6%
740		Adesa, Inc.	18,500
220		Administaff, Inc.	10,439
139	@, L	Consolidated Graphics, Inc.	7,099
60		CPI Corp.	1,053
547	@	Education Management Corp.	20,567
870		Equifax, Inc.	31,877
480	@, L	Korn/Ferry Intl.	10,104
1,760		McKesson Corp.	95,269
330		Pharmaceutical Product Development, Inc.	22,965
115		Pre-Paid Legal Services, Inc.	4,153
7,000	@@	Rentokil Initial Plc	19,246
340		Rollins, Inc.	6,586
720	@	Spherion Corp.	7,186
110	@, L	Vertrue, Inc.	4,847
			259,891
		Computers: 2.1%
360		Agilysys, Inc.	5,144
1,040	@, L	Apple Computer, Inc.	71,282
74	@, L	CACI International, Inc.	4,460
558	@, L	Cadence Design Systems, Inc.	9,905
270	@	Cognizant Technology Solutions Corp.	15,555
2,850	@, L	Dell, Inc.	82,650
360	@, L	DST Systems, Inc.	20,243
80		Factset Research Systems, Inc.	3,132
7,230		Hewlett-Packard Co.	237,216
300		Imation Corp.	13,155
3,610		International Business Machines Corp.	289,666
230	@, L	Komag, Inc.	10,773
330	@	Manhattan Associates, Inc.	6,953
275	@, L	Micros Systems, Inc.	11,905
218		MTS Systems Corp.	8,615
460		Reynolds & Reynolds Co.	12,742
689	@, L	Sandisk Corp.	41,574
880	@	Synopsys, Inc.	19,246
1,126	@@	Tietoenator OYJ	40,475
1,092	@, L	Western Digital Corp.	24,297
			928,988
		Cosmetics/Personal Care: 0.9%
6,650		Procter & Gamble Co.	398,535
			398,535

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
		Distribution/Wholesale: 0.2%
375	@, L	Brightpoint, Inc.	$10,609
120	L	Building Materials Holding Corp.	8,076
401		Genuine Parts Co.	17,853
160	L	Hughes Supply, Inc.	7,400
400	@	LKQ Corp.	8,808
114		SCP Pool Corp.	4,956
3,000	@@	Sumitomo Corp.	40,504
240	@, L	United Stationers, Inc.	11,880
			110,086
		Diversified Financial Services: 2.9%
1,480		American Express Co.	79,742
890	@, L	AmeriCredit Corp.	26,255
1,180		CIT Group, Inc.	63,449
6,170		Citigroup, Inc.	286,103
600		Goldman Sachs Group, Inc.	84,774
8,000	@@	Hong Kong Exchanges and Clearing Ltd.	40,839
100	@	Investment Technology Group, Inc.	4,548
4,240		JPMorgan Chase & Co.	174,434
5	@@	Kenedix, Inc.	23,248
278		Legg Mason, Inc.	36,304
940		Lehman Brothers Holdings, Inc.	137,193
1,140		Merrill Lynch & Co., Inc.	88,019
3,010		Morgan Stanley	179,577
3,000	@@	Nippon Shinpan Co., Ltd.	28,777
170	@, L	Portfolio Recovery Associates, Inc.	8,315
140	@@	SFCG Co,. Ltd.	29,300
			1,290,877
		Electric: 1.0%
1,910		American Electric Power Co., Inc.	69,715
850		Black Hills Corp.	29,385
500		Dominion Resources, Inc.	37,550
1,280	L	Duke Energy Corp.	36,352
1,400	@@	Fortum OYJ	33,875
970		Pepco Holdings, Inc.	23,057
500	@@	RWE AG	43,000
588		SCANA Corp.	23,979
276	L	Southern Co.	9,392
2,600		TXU Corp.	136,214
600		Wisconsin Energy Corp.	24,522
			467,041
		Electrical Components & Equipment: 0.2%
424		Emerson Electric Co.	34,687
260	@	Greatbatch, Inc.	5,749
2,000	@@	Sumitomo Electric Industries Ltd.	30,036
			70,472
		Electronics: 0.7%
2,300	@	Agilent Technologies, Inc.	82,800
659	@	Arrow Electronics, Inc.	22,927
140		Bel Fuse, Inc.	4,635
120		Brady Corp.	4,438
287	@, L	Coherent, Inc.	9,316
250	@	Cymer, Inc.	11,245
165	@, L	Flir Systems, Inc.	4,264

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
900	@@	Hoya Corp.	$35,685
1,180	@	Jabil Circuit, Inc.	44,663
1,500	@@	Koninklijke Philips Electronics NV	48,821
180	@, L	Planar Systems, Inc.	2,797
420	@	Plexus Corp.	14,095
190	@	SBS Technologies, Inc.	2,107
129	@, L	Trimble Navigation Ltd.	5,277
344	@, L	Varian, Inc.	13,726
			306,796
		Engineering & Construction: 0.3%
600	@@	Bouygues	31,519
500		Fluor Corp.	43,150
130		Jacobs Engineering Group, Inc.	11,146
190	@, L	Shaw Group, Inc.	6,337
6,000	@@	Taisei Corp.	29,046
100	@, L	URS Corp.	4,359
300	@@	Vinci SA	27,695
			153,252
		Entertainment: 0.2%
3,300	@@	Aristocrat Leisure Ltd.	29,365
290		GTECH Holdings Corp.	9,680
4,900	@@	Hilton Group PLC	31,578
			70,623
		Environmental Control: 0.0%
279		Republic Services, Inc.	10,845
			10,845
		Food: 0.6%
177		Corn Products International, Inc.	4,772
310	@	Dean Foods Co.	11,616
120	L	Flowers Foods, Inc.	3,300
1,854		General Mills, Inc.	91,310
583		Hormel Foods Corp.	20,073
162		J&J Snack Foods Corp.	5,500
330	@	Performance Food Group Co.	9,692
2,800		Safeway, Inc.	68,068
904		Supervalu, Inc.	28,566
3,300	@@	Unilever PLC	33,898
			276,795
		Forest Products & Paper: 0.1%
700	L	Louisiana-Pacific Corp.	19,901
199		Temple-Inland, Inc.	8,491
			28,392
		Gas: 0.5%
9,200	@@	Centrica PLC	46,788
218		Energen Corp.	7,789
290		New Jersey Resources Corp.	13,050
300	L	Nicor, Inc.	12,879
8,000	@@	Osaka Gas Co. Ltd	30,611
1,875		Sempra Energy	89,700
200		Southern Union Co.	4,924
836		UGI Corp.	18,768
			224,509

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
		Hand/Machine Tools: 0.1%
500	L	Black & Decker Corp.	$42,790
			42,790
		Healthcare - Products: 1.0%
400		Beckman Coulter, Inc.	21,580
760	@, L	Cytyc Corp.	21,911
474		Dentsply International, Inc.	27,013
276	@, L	Hologic, Inc.	13,201
71	@, L	Idexx Laboratories, Inc.	5,579
3,650		Johnson & Johnson	210,423
1,460	L	Medtronic, Inc.	78,767
210	@	Osteotech, Inc.	960
170	@, L	Resmed, Inc.	6,900
426	@	Respironics, Inc.	15,489
620		Steris Corp.	15,357
290	L	Varian Medical Systems, Inc.	16,785
65		Vital Signs, Inc.	3,319
			437,284
		Healthcare - Services: 1.8%
2,360		Aetna, Inc.	120,360
1,900	@, @@	Capio AB	32,834
1,130	@	Coventry Health Care, Inc.	67,371
400	@@	Fresenius Medical Care AG	42,998
630	@	Health Net, Inc.	30,209
260	@, L	Healthways, Inc.	11,323
1,140	@	Humana, Inc.	58,904
598	@, L	Lincare Holdings, Inc.	24,458
389	@, L	Odyssey HealthCare, Inc.	7,321
150	@	Pediatrix Medical Group, Inc.	14,157
330	@, L	Sierra Health Services	13,758
110	@	United Surgical Partners International, Inc.	3,867
3,630		UnitedHealth Group, Inc.	211,375
400		Universal Health Services, Inc.	20,092
2,090	@	WellPoint, Inc.	160,491
			819,518
		Home Builders: 0.0%
10	@, L	NVR, Inc.	7,530
160	L	Standard-Pacific Corp.	5,256
			12,786
		Home Furnishings: 0.0%
219	@	Audiovox Corp.	2,797
80	L	Ethan Allen Interiors, Inc.	3,257
580	L	Furniture Brands International, Inc.	14,338
			20,392
		Household Products/Wares: 0.1%
711	L	American Greetings	14,917
170		CNS, Inc.	3,534
690	@	Playtex Products, Inc.	7,245
			25,696
		Housewares: 0.0%
289		Toro Co.	13,332
			13,332

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
		Insurance: 2.9%
445		American Financial Group, Inc.	$18,423
3,150		American International Group, Inc.	209,034
320		AmerUs Group Co.	19,280
1,900		AON Corp.	75,259
24,000	@, @@	China Life Insurance Co. Ltd.	27,219
970	L	Chubb Corp.	92,878
140	@@	Everest Re Group Ltd.	13,866
394		Fidelity National Financial, Inc.	14,877
590		First American Corp.	24,874
740		HCC Insurance Holdings, Inc.	23,821
220		Infinity Property & Casualty Corp.	8,725
154		Landamerica Financial Group, Inc.	10,272
10,500	@@	Legal & General Group PLC	23,938
1,030	L	Lincoln National Corp.	58,473
2,650	L	Metlife, Inc.	132,818
267	@@	Muenchener Rueckversicherungs AG	36,251
530		Old Republic International Corp.	11,284
125	@, L	Philadelphia Consolidated Holding Co.	13,375
1,624		Principal Financial Group	79,121
1,730	L	Prudential Financial, Inc.	133,279
2,400	@@	QBE Insurance Group Ltd.	36,729
500		Radian Group, Inc.	28,375
190	L	RLI Corp.	10,017
874		Safeco Corp.	45,020
213		Selective Insurance Group	11,549
410		Stancorp Financial Group, Inc.	22,181
169		Stewart Information Services Corp.	7,935
280		UICI	10,273
638		WR Berkley Corp.	36,934
246		Zenith National Insurance Corp.	12,669
150	@, @@	Zurich Financial Services AG	35,430
			1,284,179
		Internet: 0.3%
1,800	@, L	Amazon.com, Inc.	67,482
180	@, L	Checkfree Corp.	8,903
320	@	Infospace, Inc.	7,715
380	@, L	Internet Security Systems	8,858
961	@, L	McAfee, Inc.	22,353
60	@, L	Websense, Inc.	3,709
			119,020
		Investment Companies: 0.1%
281		Midcap SPDR Trust Series 1	39,711
			39,711
		Iron/Steel: 0.4%
5,600	@@	BlueScope Steel Ltd	27,226
50	L	Cleveland-Cliffs, Inc.	4,303
1,040	L	Nucor Corp.	89,492
180		Reliance Steel & Aluminum Co.	14,830
130		Steel Technologies, Inc.	3,587
6,000	@@	Sumitomo Metal Industries Ltd.	26,621
			166,059
		Leisure Time: 0.3%
590		Carnival Corp.	30,474
401		Harley-Davidson, Inc.	21,057
311	@, L	Multimedia Games, Inc.	3,293

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
93	L	Polaris Industries, Inc.	$4,655
500	@@	Sankyo Co. Ltd	30,569
1,200	@@	Yamaha Motor Co., Ltd.	27,351
			117,399
		Machinery - Construction & Mining: 0.1%
290		JLG Industries, Inc.	17,107
275		Joy Global, Inc.	14,179
			31,286
		Machinery - Diversified: 0.1%
270		Albany International Corp.	10,036
227		Applied Industrial Technologies, Inc.	9,711
120		Briggs & Stratton Corp.	4,258
380		Cognex Corp.	10,454
128		IDEX Corp.	6,048
140	L	Lindsay Manufacturing Co.	3,430
70		Manitowoc Co.	5,395
340		Nordson Corp.	16,973
			66,305
		Media: 0.9%
1,750	L	McGraw-Hill Cos, Inc.	92,908
2,600	@@	Mediaset S.p.A.	30,605
2,790		News Corp., Inc.	45,421
5,500		Time Warner, Inc.	95,205
915	@	Viacom, Inc.	36,563
898	@@	Vivendi Universal SA	27,168
2,260		Walt Disney Co.	63,257
10		Washington Post	7,523
			398,650
		Metal Fabricate/Hardware: 0.2%
120		AM Castle & Co.	3,398
345		Commercial Metals Co.	15,625
270	L	Kaydon Corp.	9,720
1		Lawson Products	35
682		Precision Castparts Corp.	36,173
186		Quanex Corp.	11,545
190	L	Valmont Industries, Inc.	6,910
			83,406
		Mining: 0.3%
1,100	@@	Anglo American PLC	40,911
2,196	@@	BHP Billiton Ltd.	39,534
1,130		Freeport-McMoRan Copper & Gold, Inc.	57,212
			137,657
		Miscellaneous Manufacturing: 1.4%
950		3M Co.	69,911
320		Acuity Brands, Inc.	12,637
200	L	AO Smith Corp.	9,260
233		Aptargroup, Inc.	12,361
450		Crane Co.	17,321
632		Danaher Corp.	38,287
250	@, L	EnPro Industries, Inc.	8,193
12,910		General Electric Co.	424,352
200		Roper Industries, Inc.	9,014
316		Teleflex, Inc.	20,429
			621,765

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
		Office Furnishings: 0.0%
598		Herman Miller, Inc.	$18,054
			18,054
		Oil & Gas: 4.5%
1,340		Burlington Resources, Inc.	120,841
4,966		ChevronTexaco Corp.	280,480
575	L	Cimarex Energy Co.	24,530
3,560	L	ConocoPhillips	217,018
1,800		Devon Energy Corp.	105,534
1,600	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	45,747
10,790		Exxon Mobil Corp.	640,576
454		Frontier Oil Corp.	20,998
348		Helmerich & Payne, Inc.	22,888
700		Kerr-McGee Corp.	68,390
890		Noble Energy, Inc.	37,416
240	@@	Norsk Hydro ASA	28,108
200	@@, L	Petroleo Brasileiro SA ADR	17,508
430		Pogo Producing Co.	21,440
2,528	@@	Royal Dutch Shell PLC	79,352
840		Sunoco, Inc.	62,244
313	@	Swift Energy Co.	12,132
300	@@	Total SA	75,459
140	@	Unit Corp.	7,444
2,320		Valero Energy Corp.	124,793
			2,012,898
		Oil & Gas Services: 0.4%
240	@	Cal Dive International, Inc.	8,450
672	@	Cooper Cameron Corp.	27,216
700	@, @@	Petroleum Geo-Services ASA	27,537
700		Schlumberger Ltd.	80,500
430		Tidewater, Inc.	22,468
			166,171
		Packaging & Containers: 0.1%
252		Ball Corp.	10,735
700		Sonoco Products Co.	22,904
			33,639
		Pharmaceuticals: 2.7%
1,930		Abbott Laboratories	85,267
330	L	Alpharma, Inc.	9,983
1,360	L	AmerisourceBergen Corp.	62,546
1,700		Cardinal Health, Inc.	123,420
880	@	Express Scripts, Inc.	76,798
3,200	@@	GlaxoSmithKline PLC	81,145
1,130	@	Hospira, Inc.	44,861
1,530	@	King Pharmaceuticals, Inc.	24,863
390		Medicis Pharmaceutical	11,092
5,870		Merck & Co., Inc.	204,628
300	@@	Merck KGaA	29,995
260		Omnicare, Inc.	15,821
9,010		Pfizer, Inc.	235,972
490	@@	Roche Holding AG	72,413
230	@, L	Sepracor, Inc.	13,181
800	@@	Takeda Chemical Industries Ltd.	44,537
390	@	Theragenics Corp.	1,318
1,400		Wyeth	69,720
			1,207,560

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
		Pipelines: 0.1%
440		Questar Corp.	$32,230
			32,230
		Real Estate: 0.1%
3,000	@@	Cheung Kong Holdings Ltd.	31,443
900	@@	Leopalace21 Corp.	32,352
			63,795
		Real Estate Investment Trust: 0.2%
530		AMB Property Corp.	28,435
250		Developers Diversified Realty Corp.	12,548
55	L	Essex Property Trust, Inc.	5,481
70	L	Kilroy Realty Corp.	5,237
160	L	Macerich Co.	11,528
130		New Century Financial Corp.	5,038
			68,267
		Retail: 4.1%
197		Abercrombie & Fitch Co.	13,262
245		Advance Auto Parts	10,131
901	L	American Eagle Outfitters	22,921
580	@	AnnTaylor Stores Corp.	21,054
449		Barnes & Noble, Inc.	19,338
1,795	L	Best Buy Co., Inc.	96,679
180		Brown Shoe Co., Inc.	8,586
170		Burlington Coat Factory Warehouse Corp.	7,657
417	L	Casey’s General Stores, Inc.	10,938
260	@	CEC Entertainment, Inc.	8,466
876	@, L	Chico’s FAS, Inc.	41,216
193	@, L	Childrens Place	9,007
380		Christopher & Banks Corp.	8,333
1,080		Circuit City Stores, Inc.	25,952
714		Claire’s Stores, Inc.	22,877
870	L	Darden Restaurants, Inc.	36,488
790	@	Dollar Tree Stores, Inc.	21,662
500	@@	Don Quijote Co., Ltd.	38,002
200	@, L	Dress Barn, Inc.	8,636
3,660		Gap, Inc.	67,856
306	@, L	Hibbett Sporting Goods, Inc.	9,816
5,240		Home Depot, Inc.	220,866
170	L	IHOP Corp.	8,653
80	@, L	Jack in the Box, Inc.	3,200
1,360		JC Penney Co., Inc.	79,750
6,975	@@	Kingfisher PLC	27,853
190	L	Landry’s Restaurants, Inc.	5,865
250	L	Longs Drug Stores Corp.	9,593
2,340		Lowe’s Cos., Inc.	159,541
3,910		McDonald’s Corp.	136,498
363		Men’s Wearhouse, Inc.	11,369
303		Michaels Stores, Inc.	9,726
237		Nordstrom, Inc.	9,006
750	@	O’Reilly Automotive, Inc.	24,540
185	@, L	Panera Bread Co.	13,109
240	@, L	Papa John’s International, Inc.	7,896
694	@, L	Payless Shoesource, Inc.	16,448
60	@, L	PF Chang’s China Bistro, Inc.	2,900

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
203	@@	Pinault-Printemps-Redoute	$23,389
280	@	Rare Hospitality International, Inc.	8,960
930		Ross Stores, Inc.	26,338
271	@, L	Select Comfort Corp.	9,905
302		Sonic Automotive, Inc.	8,000
132	@, L	Sonic Corp.	4,173
3,640		Staples, Inc.	89,326
980	@	Starbucks Corp.	35,594
2,000	@@	Takashimaya Co. Ltd.	28,955
1,040		Target Corp.	56,576
297	@	Too, Inc.	9,038
80	@, L	Tractor Supply Co.	5,054
3,100		Wal-Mart Stores, Inc.	140,616
800		Wendy’s International, Inc.	46,320
260	@, L	Williams-Sonoma, Inc.	10,527
1,359		Yum! Brands, Inc.	64,824
			1,823,285
		Savings & Loans: 0.1%
170		Downey Financial Corp.	10,804
760		Washington Federal, Inc.	17,982
			28,786
		Semiconductors: 1.4%
1,900	@, @@	ASML Holding NV	39,302
292	@, L	DSP Group, Inc.	7,855
420	@	Exar Corp.	5,229
2,500	@	Freescale Semiconductor, Inc.	67,600
7,567		Intel Corp.	155,880
300		Intersil Corp.	8,502
621	@, L	Lam Research Corp.	26,765
830	@	MEMC Electronic Materials, Inc.	27,797
640	@	Micrel, Inc.	8,941
899		Microchip Technology, Inc.	31,645
150	@, L	Microsemi Corp.	4,613
2,130		National Semiconductor Corp.	59,747
320	@	Pericom Semiconductor Corp.	2,883
60	@@, #	Samsung Electronics Co., Ltd. GDR	21,201
330	@, L	Silicon Laboratories, Inc.	15,833
5,110		Texas Instruments, Inc.	152,534
90	@, L	Varian Semiconductor Equipment Associates, Inc.	4,244
			640,571
		Software: 2.0%
162	@, L	Advent Software, Inc.	4,504
72	@	Ansys, Inc.	3,414
1,480		Autodesk, Inc.	55,722
264		Automatic Data Processing, Inc.	12,194
1,330	@	BMC Software, Inc.	29,087
150	@, L	Cerner Corp.	6,245
1,230	@	Citrix Systems, Inc.	39,803
2,340	@	Compuware Corp.	19,211
397	@	D&B Corp.	28,878
362	@	Filenet Corp.	9,318
360		Global Payments, Inc.	18,742
399	@	Hyperion Solutions Corp.	13,386
1,230	@, L	Intuit, Inc.	59,753
17,490		Microsoft Corp.	470,481
600		MoneyGram International, Inc.	17,202

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 50.0% (continued)
200	@@	Nomura Research Institute Ltd.	$22,827
2,330	@, L	Novell, Inc.	22,158
192	@	Oracle Corp.	2,385
316	@	Serena Software, Inc.	7,552
194	@	SPSS, Inc.	6,332
705	@, L	Sybase, Inc.	15,038
371	@	Transaction Systems Architects, Inc.	12,377
			876,609
		Telecommunications: 2.8%
520		Adtran, Inc.	14,310
80	L	Anixter International, Inc.	3,660
6,666		AT&T, Inc.	183,915
7,300		BellSouth Corp.	230,534
14,110	@	Cisco Systems, Inc.	285,586
130	L	Commonwealth Telephone Enterprises, Inc.	4,196
2,600	@@	Deutsche Telekom AG	41,090
1,436	@@	Elisa Corp.	29,003
608		Harris Corp.	27,773
7,600		Motorola, Inc.	162,640
6	@@	Nippon Telegraph & Telephone Corp.	25,892
500	@@	Orascom Telecom Holding SAE GDR	30,089
1,990		Qualcomm, Inc.	93,948
14,000	@@	Telefonaktiebolaget LM Ericsson	47,672
1,400	@@	Telekom Austria AG	32,027
900	@@	Telekomunikasi Indonesia Tbk PT ADR	23,445
200		Telephone & Data Systems, Inc.	7,480
160	@	Tollgrade Communications, Inc.	2,280
			1,245,540
		Toys/Games/Hobbies: 0.1%
1,177		Hasbro, Inc.	23,881
			23,881
		Transportation: 1.2%
220		Arkansas Best Corp.	9,143
870		CH Robinson Worldwide, Inc.	38,993
400		CNF, Inc.	20,072
1,380		CSX Corp.	76,424
1,700	@@	Deutsche Post AG	44,240
8	@@	East Japan Railway Co.	56,877
260	@	EGL, Inc.	10,517
240	L	Expeditors International Washington, Inc.	18,670
5,000	@@	Kawasaki Kisen Kaisha Ltd.	31,082
350		Landstar System, Inc.	16,307
1,963		Norfolk Southern Corp.	100,466
302		Overseas Shipholding Group	15,272
1,340		United Parcel Service, Inc.	100,111
			538,174
		Water: 0.1%
789	@@	Veolia Environnement	41,258
			41,258
		Total Common Stock
		(Cost $19,038,378)	22,254,041

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.8%
		Banks: 0.2%
11		DG Funding Trust	$118,113
			118,113
		Diversified Financial Services: 0.1%
1,275	C	National Rural Utilities Cooperative Finance Corp.	30,702
			30,702
		Household Products/Wares: 0.1%
300	@@	Henkel KGaA	33,104
			33,104
		Insurance: 0.3%
1,000	@@	Aegon NV	25,530
3,725	C	Metlife, Inc.	97,111
			122,641
		Telecommunications: 0.1%
34	@@, #	Centaur Funding Corp.	43,042
			43,042
		Total Preferred Stock
		(Cost $345,822)	347,602

Principal Amount			Value

CORPORATE BOND/NOTE: 10.4%
		Aerospace/Defense: 0.2%
$40,000		Northrop Grumman Corp., 7.000%, due 03/01/06	$40,002
30,000		Northrop Grumman Space & Mission Systems Corp., 7.625%, due 03/15/06	30,021
			70,023
		Banks: 2.8%
70,000	@@, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	60,385
40,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	40,090
31,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	34,198
30,000	@@	Bank of Ireland, 4.750%, due 12/29/49	26,197
30,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	25,183
10,000	@@	Bank of Scotland, 4.813%, due 11/30/49	8,650
16,000		BankAmerica Capital II, 8.000%, due 12/15/26	16,912
29,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	29,436
10,000	@@	BNP Paribas, 4.272%, due 09/29/49	8,593
18,000		Chase Capital I, 7.670%, due 12/01/26	18,927
40,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	38,839
26,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	25,382
22,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	22,580
30,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	25,275
44,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	54,091
88,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	87,036
90,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	75,600
30,000	@@	HSBC Bank PLC, 4.940%, due 06/29/49	25,800
40,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	34,383
57,000		M&T Bank Corp., 3.850%, due 04/01/13	55,538
38,000		Mellon Capital I, 7.720%, due 12/01/26	40,038
30,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	32,268
30,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	25,799
21,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	20,338
39,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	38,787

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BOND/NOTE: 10.4% (continued)
80,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	$68,709
30,000	@@	Societe Generale, 4.656%, due 11/29/49	25,888
90,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	73,575
70,000	@@	Standard Chartered PLC, 5.125%, due 07/29/49	57,050
23,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	24,079
90,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	89,587
30,000	@@	Westpac Banking Corp., 4.369%, due 09/30/49	25,433
28,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	27,212
			1,261,858
		Beverages: 0.2%
50,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	58,825
1,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	991
26,000	@@	Diageo Capital PLC, 4.691%, due 04/20/07	26,024
			85,840
		Building Materials: 0.1%
40,000		Masco Corp., 6.750%, due 03/15/06	40,028
			40,028
		Chemicals: 0.2%
40,000		Dow Chemical Co., 8.625%, due 04/01/06	40,106
13,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	13,138
10,000		Stauffer Chemical, 5.510%, due 04/15/10	8,015
30,000		Stauffer Chemical, 7.830%, due 04/15/17	15,921
1,000		Union Carbide Corp., 7.750%, due 10/01/96	1,095
			78,275
		Commercial Services: 0.2%
100,000		Tulane University of Louisiana, 5.549%, due 11/15/12	100,500
			100,500
		Diversified Financial Services: 2.7%
41,311	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	42,092
79,151	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	78,953
68,000	@@, #	BTM Curacao Holdings NV, 4.760%, due 07/21/15	66,250
41,000		Citigroup Capital II, 7.750%, due 12/01/36	42,987
72,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	75,916
150,000		Countrywide Financial Corp., 4.720%, due 04/11/07	150,139
20,000	@@	Financiere CSFB NV, 4.688%, due 03/29/49	16,600
38,000		Fund American Cos, Inc., 5.875%, due 05/15/13	37,934
46,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	62,041
20,000		International Lease Finance Corp., 5.000%, due 04/15/10	19,777
37,000		JPM Capital Trust I, 7.540%, due 01/15/27	38,880
44,000	L	JPM Capital Trust II, 7.950%, due 02/01/27	46,606
81,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	79,666
30,000	@@	Paribas, 4.625%, due 12/31/49	26,099
27,000	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	26,641
34,000	@@, #	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	33,442
86,624	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	85,686
100,000	@@, #	Prefered Term Services, 4.991%, due 03/23/35	100,250
13,000		Residential Capital Corp., 6.375%, due 06/30/10	13,138
69,000		Residential Capital Corp., 6.875%, due 06/30/15	72,527
297,606	#	Toll Road Investment, 18.060%, due 02/15/45	36,558
53,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	57,325
			1,209,507

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BOND/NOTE: 10.4% (continued)
		Electric: 0.9%
75,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	$88,184
50,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	48,389
78,000	#	Orcal Geothermal, 6.210%, due 12/30/20	77,367
68,000		Pepco Holdings, Inc., 6.450%, due 08/15/12	71,383
35,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	35,325
11,745		PPL Montana LLC, 8.903%, due 07/02/20	13,164
55,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	58,324
20,335	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	20,852
			412,988
		Foreign Government Bonds: 0.5%
200,000	@@	KAUP BANK, 6.600%, due 12/28/15	198,532
			198,532
		Healthcare - Services: 0.1%
35,000		WellPoint, Inc., 5.250%, due 01/15/16	34,586
			34,586
		Insurance: 0.2%
90,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	96,672
			96,672
		Media: 0.3%
25,000	L	Comcast Corp., 5.650%, due 06/15/35	22,956
21,000		Cox Communications, Inc., 6.850%, due 01/15/18	21,749
66,000	#, L	News America, Inc., 6.400%, due 12/15/35	66,635
40,000		Time Warner, Inc., 6.125%, due 04/15/06	40,048
			151,388
		Oil & Gas: 0.5%
40,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	37,977
8,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	8,539
35,000	@@, #	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	34,991
68,000	@@, #	Pemex Project Funding Master Trust, 6.200%, due 06/15/10	70,210
18,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	18,806
39,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	38,036
			208,559
		Pipelines: 0.3%
109,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	107,910
39,000	#	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	38,790
			146,700
		Real Estate: 0.1%
56,000		EOP Operating LP, 7.750%, due 11/15/07	58,155
			58,155
		Real Estate Investment Trust: 0.5%
48,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	46,773
13,000		Liberty Property LP, 6.375%, due 08/15/12	13,556
43,000		Liberty Property LP, 7.750%, due 04/15/09	45,877
41,000	L	Simon Property Group LP, 4.875%, due 03/18/10	40,328
77,000		Simon Property Group LP, 6.375%, due 11/15/07	78,383
			224,917
		Retail: 0.1%
55,000		May Department Stores Co., 3.950%, due 07/15/07	53,926
			53,926

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BOND/NOTE: 10.4% (continued)
		Savings & Loans: 0.1%
37,000		Great Western Financial, 8.206%, due 02/01/27	$39,286
			39,286
		Telecommunications: 0.4%
44,000		BellSouth Corp., 4.200%, due 09/15/09	42,587
60,000		SBC Communications, Inc., 5.750%, due 05/02/06	60,063
68,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	64,423
			167,073
		Total Corporate Bond/Note
		(Cost $4,669,535)	4,638,813

U.S. GOVERNMENT AGENCY OBLIGATION: 15.0%
		Agency Collateral CMO: 2.6%
207,374		4.500%, due 12/15/16	203,966
150,000		5.000%, due 05/15/20	146,749
130,326		5.000%, due 08/15/16	128,249
364,681		5.500%, due 11/15/18	366,991
184,343		6.000%, due 01/15/29	187,274
126,158		6.000%, due 04/25/31	128,643
			1,161,872
		Federal Government Loan Mortgage Corporation: 0.7%
170,000	W	5.500%, due 03/01/34	168,566
35,017		6.000%, due 12/01/28	35,481
87,497		7.000%, due 11/01/31	90,540
			294,587
		Federal Home Loan Bank: 0.7%
205,000	L	3.250%, due 12/17/07	199,291
100,000		4.850%, due 02/06/08	99,944
			299,235
		Federal Home Loan Mortgage Corporation: 1.9%
102,000		3.875%, due 06/15/08	99,776
100,000		4.000%, due 08/17/07	98,734
200,000	L	4.875%, due 02/17/09	199,993
344,000		5.150%, due 01/24/11	342,789
26,000	W	5.500%, due 03/15/19	26,098
75,000		5.875%, due 03/21/11	77,538
			844,928
		Federal National Mortgage Association: 8.8%
200,000		3.875%, due 07/15/08	195,496
60,000	L	4.250%, due 09/15/07	59,433
24,000	W	4.500%, due 03/15/34	22,597
63,000	W	4.500%, due 04/01/18	61,130
200,000	L	4.625%, due 10/15/13	196,620
87,110		4.815%, due 08/01/35	85,207
60,000	W	5.000%, due 03/16/21	59,213
1,462,000	W	5.000%, due 04/15/34	1,419,054
193,000		5.250%, due 08/01/12	193,652
121,753		5.500%, due 02/01/18	122,389
129,000	W	5.500%, due 03/15/36	127,831
291,000	W	5.500%, due 04/15/36	288,181
99,616		5.500%, due 11/01/33	98,931
237,000	W	6.000%, due 03/15/34	239,222
14,000	W	6.000%, due 03/25/17	14,271

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 15.0% (continued)
144,402		6.000%, due 08/01/16	$147,302
44,375		6.000%, due 10/01/18	45,267
331,000	W	6.500%, due 03/15/34	338,965
92,000		6.625%, due 11/15/10	98,552
46,437		7.000%, due 02/01/31	48,101
18,415		7.000%, due 03/01/32	19,075
4,076		7.000%, due 08/01/35	4,218
7,767		7.500%, due 09/01/31	8,133
9,900		7.500%, due 11/01/30	10,370
			3,903,210
		Government National Mortgage Association: 0.3%
30,200		6.500%, due 01/15/32	31,505
14,545		6.500%, due 02/15/26	15,188
21,842		6.500%, due 02/15/29	22,803
27,838		7.000%, due 02/15/28	29,091
20,255		7.000%, due 02/15/28	21,167
34,596		7.500%, due 12/15/23	36,588
			156,342
		Total U.S. Government Agency Obligation
		(Cost $6,703,278)	6,660,174

U.S. TREASURY OBLIGATION: 4.8%
		U.S. Treasury Bond: 3.4%
97,000	L	4.375%, due 11/15/08	96,314
455,000	L	4.500%, due 02/15/16	453,436
206,000	L	5.375%, due 02/15/31	229,376
211,000	L	6.000%, due 02/15/26	246,689
230,000	L	6.250%, due 08/15/23	272,029
164,000	L	7.250%, due 05/15/16	198,543
			1,496,387
		U.S. Treasury Note: 1.4%
606,000	L	4.500%, due 02/28/11	603,491
24,000		4.625%, due 02/29/08	23,981
			627,472
		Total U.S. Treasury Obligation
		(Cost $2,102,929)	2,123,859

ASSET-BACKED SECURITY: 1.8%
		Automobile Asset Backed Securities: 0.5%
49,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	48,763
9,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	8,886
12,395		Household Automotive Trust, 2.310%, due 04/17/08	12,343
7,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	6,914
9,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	8,963
118,598		USAA Auto Owner Trust, 2.040%, due 02/16/10	117,369
17,000		USAA Auto Owner Trust, 5.010%, due 09/15/10	17,021
			220,259
		Credit Card Asset Backed Securities: 1.0%
45,000		Bank One Issuance Trust, 4.540%, due 09/15/10	44,458
43,000		Capital One Master Trust, 4.900%, due 03/15/10	42,961
145,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	146,110
145,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	145,489
76,000		MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	75,749
			454,767

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount			Value

ASSET-BACKED SECURITY: 1.8% (continued)
		Other Asset Backed Securities: 0.3%
36,305		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	$36,146
76,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	74,916
3,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,958
25,000	+	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	24,999
2,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,973
			140,992
		Total Asset-Backed Security
		(Cost $832,033)	816,018

COLLATERALIZED MORTGAGE OBLIGATION: 13.8%
		Commercial Mortgage Backed Securities: 3.2%
12,000		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	11,578
10,000		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	9,812
50,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	49,423
44,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	43,453
50,000		Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	48,882
30,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	28,798
409,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	398,261
31,000		CS First Boston Mortgage Securities Corp., 7.545%, due 04/15/62	33,860
170,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	174,175
405,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	429,488
4,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,872
22,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	21,260
10,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	9,630
15,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	14,535
30,000		Morgan Stanley Capital I, 4.827%, due 06/12/47	29,320
70,000		Morgan Stanley Capital I, 5.007%, due 01/14/42	69,126
32,000		Morgan Stanley Capital I, 5.090%, due 10/12/52	31,875
			1,407,348
		Diversified Financial Services: 0.0%
12,610	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	12,703
			12,703
		Whole Loan Collateral CMO: 10.5%
39,221		Banc of America Mortgage Securities, 5.250%, due 11/25/19	38,913
228,852		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	227,137
176,642		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	175,458
71,340		GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	69,167
27,641	#	GSMPS Mortgage Loan Trust, 4.931%, due 01/25/35	27,777
987,503		Master Asset Securitization Trust, 4.941%, due 07/25/35	987,503
106,415		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	106,028
365,992		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	360,045
997,144		Residential Accredit Loans, Inc., 4.911%, due 02/25/46	997,144
1,004,124		Residential Accredit Loans, Inc., 5.001%, due 02/25/46	1,004,124
55,581		Thornburg Mortgage Securities Trust, 4.951%, due 09/25/34	55,877
139,000		Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	139,068
337,884		Washington Mutual, Inc., 5.627%, due 01/25/36	334,214
175,567		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	173,016
			4,695,471
		Whole Loan Collateral Support CMO: 0.1%
41,852		Banc of America Mortgage Securities, 5.500%, due 11/25/33	41,053
			41,053
		Total Collateralized Mortgage Obligation
		(Cost $6,228,942)	6,156,575

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount				Value

MUNICIPAL BOND: 0.2%
		Municipal: 0.2%
10,000		City of New York, 5.000%, due 04/01/35		$10,399
20,000		City of New York, 5.000%, due 11/01/08		20,709
20,000		City of New York, 5.000%, due 11/01/11		21,390
20,000		City of New York, 5.000%, due 11/01/15		21,649
20,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		19,137
15,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		14,473
				107,757
		Total Municipal Bond
		(Cost $109,932)		107,757
		Total Long-Term Investments:
		(Cost $40,030,849)		43,104,839

SHORT-TERM INVESTMENT: 21.1%
		Repurchase Agreement: 9.0%
4,008,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$4,008,507 to be received upon repurchase
		(Collateralized by $4,211,000 Federal
		National Mortgage Corporation, 4.125%,
		Market Value plus accrued interest $4,088,463, due 07/12/10)		4,008,000

		Total Repurchase Agreement:
		(Cost $4,008,000)		4,008,000

		Securities Lending CollateralCC: 12.1%
5,411,000		The Bank of New York Institutional Cash Reserve Fund		5,411,000

		Total Securities Lending Collateral
		(Cost $5,411,000)		5,411,000

		Total Short-Term Investments:
		(Cost $9,419,000)		9,419,000

		Total Investments in Securities
		(Cost $49,449,849)*	117.9%	$52,523,839
		Other Assets and Liabilities—Net	(17.9)	(7,981,783)
		Net Assets	100.0%	$44,542,056

		Securities may have been fair valued in accordance with procedures approved by the Baord of Directors/Trustees.

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount				Value

	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	*	Cost for federal income tax purposes is $49,886,313.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,992,836
		Gross Unrealized Depreciation	(355,310)
		Net Unrealized Appreciation	$2,637,526

Information concerning open futures contracts at February 28, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

US 10 Year Treasury Note	1	107,906	06/21/2006	198
US 30 Year Treasury Note	3	339,281	06/21/2006	571
US 10 Year Treasury Note	1	108,000	03/22/2006	(443)

		$555,187		$326

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 1, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 1, 2006